UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-06260
Quaker Investment Trust
(Exact name of registrant as specified in charter)

309 Technology Drive Malvern, PA 19355

(Address of principle executive offices) (Zip Code)
Jeffry H. King, Sr.
Quaker Investment Trust
309 Technology Drive
Malvern, PA 19355
(Name and address of agent for service)
Registrant’s telephone number, including area code: (800) 220-8888
Date of fiscal year end: June 30, 2011
Date of reporting period: December 31, 2010

     Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.
     A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1 Report to Shareholders.

Semi-Annual Report
December 31, 2010

Tactical Allocation Funds

Quaker Akros Absolute Strategies Fund

Quaker Event Arbitrage Fund

Quaker Global Tactical Allocation Fund

Quaker Long-Short Tactical Allocation Fund

Quaker Small-Cap Growth Tactical Allocation Fund

Quaker Strategic Growth Fund

Traditional Funds

Quaker Capital Opportunities Fund

Quaker Mid-Cap Value Fund

Quaker Small-Cap Value Fund

QUAKER® FUNDS

Mutual fund investing involves risk. Principal loss is possible.
Investing in the Quaker Funds may involve special risk including, but not limited to, investments in smaller companies, non-diversification, short sales, foreign securities, special situations, debt securities and value growth investing. Please refer to the prospectus for more complete information.
This report must be preceded or accompanied by a current prospectus.
The opinions expressed are those of the sub-advisers through the end of the period for this report, are subject to change, are not a guarantee, and should not be considered investment advice.
Fund holdings are subject to change and should not be considered a recommendation to buy or sell any security. Current and future holdings are subject to risk.

Chairman’s Letter to the Shareholders
December 31, 2010
Dear Fellow Shareholder,
     The premise upon which Quaker Funds, Inc. was founded was the desire to afford everyday investors access to the same tactical and traditional investment strategies used by professional money managers to augment traditional investing strategies within a holistic asset allocation mix. Our commitment to this principle is still as strong today as it was the day we opened our doors.
     Our management team continually strives to provide our shareholders with innovative investment alternatives and investment managers that constantly seek superior returns. Thank you for your trust and investment in the Quaker Funds.
Sincerely,
Jeffry H. King, Sr.
Chairman & CEO
Quaker Investment Trust

Performance Update
Quaker Akros Absolute Strategies Fund (AARFX, QASDX, QASIX)
Objectives and Principal Strategies
     The Fund seeks to provide long-term capital appreciation and income while seeking to protect principal during unfavorable market conditions.
Average Annualized Total Return

							Commencement
	Expense	Inception					of Operations
	Ratio	Date	One Year		Five Year		through 12/31/10
			with	without	with	without	with	without
			sales	sales	sales	sales	sales	sales
			charge	charge	charge	charge	charge	charge

Class A	1.99%	09/30/2005	(3.54)%	2.07%	1.52%	2.68%	1.34%	2.44%

Class C	2.74%	10/04/2010	N/A	N/A	N/A	N/A	(0.57)%	(0.57)%

Institutional Class	1.74%	10/04/2010	N/A	N/A	N/A	N/A	(0.13)%	(0.13)%

S&P 500® Total Return Index*			15.06%	15.06%	2.29%	2.29%	2.58%	2.58%

*	The benchmark since commencement of operations returns are calculated for the period from September 30, 2005 through December 31, 2010.
     Performance data quoted represents past performance and is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. Performance data current to the most recent month end is available at www.quakerfunds.com or by calling us toll free at 800-220-8888. Total return includes reinvestment of dividends and capital gains.
Class A shares of the Fund have a maximum sales charge of 5.50%.
     The performance table does not reflect the deduction of taxes that a shareholder might pay on fund distributions or the redemption of fund shares. Total return calculations reflect expense reimbursements and fee waivers in the applicable periods. See financial highlights for periods where fees were waived or reimbursed.
     The Fund’s portfolio holdings may differ significantly from the securities held in the index and, unlike a mutual fund, an unmanaged index assumes no transaction costs, taxes, management fees or other expenses. You cannot invest directly in an index.
     The S&P 500® Total Return Index (the “Index”) is a widely recognized, unmanaged index consisting of the approximately 500 largest companies in the United States as measured by market capitalization. The Index assumes reinvestment of all dividends and distributions.
SUB-ADVISER:
Akros Capital, LLC
TOTAL NET ASSETS:
AS OF DECEMBER 31, 2010
$11,110,102
Top Ten Holdings** (% of net assets)

FlatWorld Acquisition Corp.	3.63%
Intel Corp.	3.09%
Microsoft Corp.	3.02%
Cazador Acquisition Corp. Ltd.	2.70%
Australia Acquisition Corp.	2.69%
Amgen, Inc.	2.62%
Exelon Corp.	1.87%
Pfizer, Inc.	1.81%
AVANIR Pharmaceuticals, Inc.	1.36%
Cisco Systems, Inc.	1.09%

% Fund Total	23.88%

**	Excludes Short-Term Investments

0.94%	Preferred Stock

0.49%	Private Placements

0.06%	Warrants

0.51%	Exchange-Traded Note

1.00%	Corporate Bond

3.84%	Government Bonds

35.19%	Short-Term Investments

79.41%	Total Market Value of Investments

20.59%	Other Assets in Excess of Liabilities, Net

100.00%	Total Net Assets

2 | 2010 SEMI-ANNUAL REPORT

Performance Update
Quaker Event Arbitrage Fund (QEAAX, QEACX, QEAIX)
Objectives and Principal Strategies
     The Fund seeks to provide long-term growth of capital. The Fund generally invests in the securities of publicly traded companies involved in mergers, takeovers, tender offers, leveraged buyouts, spin-offs, liquidations or similar events.
Average Annualized Total Return

							Commencement
	Expense	Inception					of Operations
	Ratio	Date	One Year		Five Year		through 12/31/10
			with	without	with	without	with	without
			sales	sales	sales	sales	sales	sales
			charge	charge	charge	charge	charge	charge

Class A	1.99%	11/21/2003	1.54%	7.45%	1.40%	2.55%	6.71%	7.56%

Class C	2.74%	06/07/2010	N/A	N/A	N/A	N/A	2.43%	2.43%

Institutional Class	1.74%	06/07/2010	N/A	N/A	N/A	N/A	2.84%	2.84%

S&P 500® Total Return Index*			15.06%	15.06%	2.29%	2.29%	4.86%	4.86%

*	The benchmark since commencement of operations returns are calculated for the period from November 21, 2003 through December 31, 2010.
     Performance data quoted represents past performance and is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. Performance data current to the most recent month end is available at www.quakerfunds.com or by calling us toll free at 800-220-8888. Total return includes reinvestment of dividends and capital gains.
Class A shares of the Fund have a maximum sales charge of 5.50%.
     The performance table does not reflect the deduction of taxes that a shareholder might pay on fund distributions or the redemption of fund shares. Total return calculations reflect expense reimbursements and fee waivers in the applicable periods. See financial highlights for periods where fees were waived or reimbursed.
     The Fund’s portfolio holdings may differ significantly from the securities held in the index and, unlike a mutual fund, an unmanaged index assumes no transaction costs, taxes, management fees or other expenses. You cannot invest directly in an index.
     The S&P 500® Total Return Index (the “Index”) is a widely recognized, unmanaged index consisting of the approximately 500 largest companies in the United States as measured by market capitalization. The Index assumes reinvestment of all dividends and distributions.
SUB-ADVISER:
N.A.
TOTAL NET ASSETS:
AS OF DECEMBER 31, 2010
$24,232,283
Top Ten Holdings** (% of net assets)

Promotora de Informaciones SA	4.45%
Alcon, Inc.	4.37%
Pennichuck Corp.	3.61%
Lennar Corp. Class B	3.28%
BlueLinx Holdings, Inc.	3.26%
Capital Gold Corp.	2.95%
Dollar Thrifty Automotive Group, Inc.	2.92%
British Sky Broadcasting Group PLC	2.87%
Air Gas, Inc.	2.84%
McAfee, Inc.	2.11%

% Fund Total	32.66%

**	Excludes Short-Term Investments

19.52%	Foreign Common Stocks
1.14%	Corporate Bonds
0.00%	Preferred Stock
3.73%	Asset Backed Securities
0.16%	Options
0.02%	Rights
15.56%	Short-Term Investment
87.33%	Total Market Value of Investments
12.67%	Other Assets in Excess of Liabilities, Net
100.00%	Total Net Assets
2010 SEMI-ANNUAL REPORT | 3

Performance Update
Quaker Global Tactical Allocation Fund (QTRAX, QTRCX, QTRIX)
Objectives and Principal Strategies
     The Fund seeks to provide long-term growth of capital. Current income is not a significant investment consideration.
Average Annualized Total Return

							Commencement
	Expense	Inception					of Operations
	Ratio	Date	One Year		Five Year		through 12/31/10
			with	without	with	without	with	without
			sales	sales	sales	sales	sales	sales
			charge	charge	charge	charge	charge	charge

Class A	2.34%	05/01/2008	9.13%	15.48%	N/A	N/A	(12.94)%	(11.08)%

Class C	3.09%	05/01/2008	14.56%	14.56%	N/A	N/A	(11.77)%	(11.77)%

Institutional Class	2.09%	07/23/2008	15.74%	15.74%	N/A	N/A	(7.30)%	(7.30)%

MSCI World Index*			11.76%	11.76%	N/A	N/A	(4.05)%	(4.05)%

*	The benchmark since commencement of operations returns are calculated for the period from May 1, 2008 through December 31, 2010.
     Performance data quoted represents past performance and is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. Performance data current to the most recent month end is available at www.quakerfunds.com or by calling us toll free at 800-220-8888. Total return includes reinvestment of dividends and capital gains.
     Class A shares of the Fund have a maximum sales charge of 5.50%.
     The performance table does not reflect the deduction of taxes that a shareholder might pay on fund distributions or the redemption of fund shares. Total return calculations reflect expense reimbursements and fee waivers in the applicable periods. See financial highlights for periods where fees were waived or reimbursed.
     The Fund’s portfolio holdings may differ significantly from the securities held in the index and, unlike a mutual fund, an unmanaged index assumes no transaction costs, taxes, management fees or other expenses. You cannot invest directly in an index.
     The Morgan Stanley Capital International World Index (“MSCI World Index”) measures developed-market equity performance throughout the world. The MSCI World Index assumes reinvestment of all dividends and distributions.
SUB-ADVISER:
DG Capital Management
TOTAL NET ASSETS:
AS OF DECEMBER 31, 2010
$23,147,489
Top Ten Holdings** (% of net assets)

iPath Dow Jones-UBS Grains Subindex Total Return ETN	3.51%
Cenovus Energy, Inc.	3.42%
Apple, Inc.	3.41%
Freeport-McMoRan Copper & Gold, Inc.	3.03%
Mead Johnson Nutrition Co.	2.97%
Ensco International PLC	2.79%
Teck Resources Ltd.	2.67%
Bunge Ltd.	2.51%
The Mosaic Co.	2.50%
Google, Inc.	2.39%

% Fund Total	29.20%

**	Excludes Short-Term Investments

3.52%	Exchange Traded Note
13.47%	Short-Term Investments
109.61%	Total Investments
(9.61)%	Liabilities in Excess of Other Assets, Net
100.00%	Total Net Assets
4 | 2010 SEMI-ANNUAL REPORT

Performance Update
Quaker Long-Short Tactical Allocation Fund (QLSAX, QLSCX, QLSIX)
Objectives and Principal Strategies
     The Fund seeks to provide long-term growth of capital. The Fund seeks to achieve its objective primarily by investing in equity securities and selling equity securities short as a hedge against adverse market conditions.
Average Annualized Total Return

							Commencement
	Expense	Inception					of Operations
	Ratio	Date	One Year		Five Year		through 12/31/10
			with	without	with	without	with	without
			sales	sales	sales	sales	sales	sales
			charge	charge	charge	charge	charge	charge

Class A	4.61%	12/31/2002	(16.94)%	(12.11)%	(8.70)%	(7.66)%	1.26%	1.97%

Class C	5.36%	06/16/2009	(12.76)%	(12.76)%	N/A	N/A	(22.08)%	(22.08)%

Institutional Class	4.36%	06/16/2009	(11.96)%	(11.96)%	N/A	N/A	(21.31)%	(21.31)%

S&P 500® Total Return Index*			15.06%	15.06%	2.29%	2.29%	6.67%	6.67%

*	The benchmark since inception returns are calculated for the period from December 31, 2002 through December 31, 2010.
     Performance data quoted represents past performance and is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. Performance data current to the most recent month end is available at www.quakerfunds.com or by calling us toll free at 800-220-8888. Total return includes reinvestment of dividends and capital gains.
     Class A shares of the Fund have a maximum sales charge of 5.50%.
     The performance table does not reflect the deduction of taxes that a shareholder might pay on fund distributions or the redemption of fund shares. Total return calculations reflect expense reimbursements and fee waivers in the applicable periods. See financial highlights for periods where fees were waived or reimbursed.
     The Fund’s portfolio holdings may differ significantly from the securities held in the index and, unlike a mutual fund, an unmanaged index assumes no transaction costs, taxes, management fees or other expenses. You cannot invest directly in an index.
     The S&P Total Return Index (the “Index”) is a widely recognized, unmanaged index consisting of the approximately 500 largest companies in the United States as measured by market capitalization. The Index assumes reinvestment of all dividends and distributions.
SUB-ADVISER:
Rock Canyon Advisory Group, Inc.
TOTAL NET ASSETS:
AS OF DECEMBER 31, 2010
$3,579,620
Top Ten Holdings** (% of net assets)

Range Resources Corp.	2.26%
OSI Systems, Inc.	2.24%
FSI International, Inc.	2.23%
AMAG Pharmaceuticals, Inc.	2.22%
Isis Pharmaceuticals, Inc.	2.21%
Affymetrix, Inc.	2.21%
MasTec, Inc.	2.20%
ProShares UltraPro Short QQQ	2.09%
Fly Leasing Ltd.	(0.48)%
NetFlix, Inc.	(1.96)%

% Fund Total	15.22%

**	Excludes Short-Term Investments
2010 SEMI-ANNUAL REPORT | 5

Performance Update
Quaker Small-Cap Growth Tactical Allocation Fund (QGASX, QGCSX, QGISX)
Objectives and Principal Strategies
     The Fund seeks to provide long-term growth of capital. The Fund invests at least 80% of its total assets in common stocks, exchange-traded funds (“ETF’s”), American Depository Receipts (“ADR’s) and foreign securities traded on U.S. stock exchanges, with market capitalizations within the range of companies included in the Russell 2000® Growth Index (“the Index”).
Average Annualized Total Return

							Commencement
	Expense	Inception					of Operations
	Ratio	Date	One Year		Five Year		through 12/31/10
			with	without	with	without	with	without
			sales	sales	sales	sales	sales	sales
			charge	charge	charge	charge	charge	charge

Class A	1.89%	09/30/2008	(3.99)%	1.59%	N/A	N/A	3.25%	5.88%

Class C	2.64%	09/30/2008	0.78%	0.78%	N/A	N/A	5.12%	5.12%

Institutional Class	1.64%	09/30/2008	1.79%	1.79%	N/A	N/A	6.22%	6.22%

Russell 2000® Growth Index*			29.09%	29.09%	N/A	N/A	10.78%	10.78%

*	The benchmark since inception returns are calculated for the period from September 30, 2008 through December 31, 2010.
     Performance data quoted represents past performance and is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. Performance data current to the most recent month end is available at www.quakerfunds.com or by calling us toll free at 800-220-8888. Total return includes reinvestment of dividends and capital gains.
     Class A shares of the Fund have a maximum sales charge of 5.50%.
     The performance table does not reflect the deduction of taxes that a shareholder might pay on fund distributions or the redemption of fund shares. Total return calculations reflect expense reimbursements and fee waivers in the applicable periods. See financial highlights for periods where fees were waived or reimbursed.
     The Fund’s portfolio holdings may differ significantly from the securities held in the index and, unlike a mutual fund, an unmanaged index assumes no transaction costs, taxes, management fees or other expenses. You cannot invest directly in an index.
     The Russell 2000® Growth Index is an unmanaged index that measures the performance of the small-cap growth segment of the U.S. equity universe. It includes those Russell 2000® companies with higher price-to value ratios and higher forecasted growth values. The Russell 2000® Growth Index assumes reinvestment of all dividends and distributions.
SUB-ADVISER:
Century Management, Inc.
TOTAL NET ASSETS:
AS OF DECEMBER 31, 2010
$26,822,496
Top Ten Holdings** (% of net assets)

ProShares UltraShort Russell2000	4.86%
ProShares Short Russell2000	4.83%
interCLICK, Inc.	1.91%
Zagg, Inc.	1.58%
Cumberland Pharmaceuticals, Inc.	1.36%
MGP Ingredients, Inc.	1.21%
PC Connection, Inc.	1.12%
Nabi Biopharmaceuticals	0.98%
Silicon Graphics International Corp.	0.98%
China Biologic Products, Inc.	0.88%
Contango Oil & Gas Co.	0.76%

% Fund Total	20.48%

**	Excludes Short-Term Investments

2.34%	Foreign Common Stocks

9.70%	Exchange Traded Funds

72.58%	Short-Term Investment

97.33%	Total Investments

2.67%	Other Assets in Excess of Liabilities, Net

100.00%	Total Net Assets

6 | 2010 SEMI-ANNUAL REPORT

Performance Update
Quaker Strategic Growth Fund (QUAGX, QAGCX, QAGIX)
Objectives and Principal Strategies
     The Fund seeks to provide long-term growth of capital. Current income is not a significant investment consideration. The Fund invests primarily in equity securities of domestic U.S. companies which the Fund’s sub-adviser believes show a high probability for superior growth.
Average Annualized Total Return

									Commencement
	Expense	Inception							of Operations
	Ratio	Date	One Year		Five Year		Ten Year		through 12/31/10
			with	without	with	without	with	without	with	without
			sales	sales	sales	sales	sales	sales	sales	sales
			charge	charge	charge	charge	charge	charge	charge	charge

Class A	1.99%	11/25/1996	7.28%	13.52%	(1.24)%	(0.12)%	2.28%	2.86%	11.45%	11.90%

Class C	2.74%	07/11/2000	12.67%	12.67%	(0.86)%	(0.86)%	2.09%	2.09%	1.83%	1.83%

Institutional Class	1.74%	07/20/2000	13.77%	13.77%	0.13%	0.13%	3.11%	3.11%	2.71%	2.71%

S&P 500® Total Return Index*			15.06%	15.06%	2.29%	2.29%	1.41%	1.41%	5.50%	5.50%

*	The benchmark since inception returns are calculated for the period from November 25, 1996 through December 31, 2010.
     Performance data quoted represents past performance and is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. Performance data current to the most recent month end is available at www.quakerfunds.com or by calling us toll free at 800-220-8888. Total return includes reinvestment of dividends and capital gains.
     Class A shares of the Fund have a maximum sales charge of 5.50%.
     The performance table does not reflect the deduction of taxes that a shareholder might pay on fund distributions or the redemption of fund shares. Total return calculations reflect expense reimbursements and fee waivers in the applicable periods. See financial highlights for periods where fees were waived or reimbursed.
     The Fund’s portfolio holdings may differ significantly from the securities held in the index and, unlike a mutual fund, an unmanaged index assumes no transaction costs, taxes, management fees or other expenses. You cannot invest directly in an index.
     The S&P 500® Total Return Index (the “Index”) is a widely recognized, unmanaged index consisting of the approximately 500 largest companies in the United States as measured by market capitalization. The Index assumes reinvestment of all dividends and distributions.
SUB-ADVISER:
DG Capital Management

TOTAL NET ASSETS:
AS OF DECEMBER 31, 2010
$335,029,318
Top Ten Holdings** (% of net assets)

Mead Johnson Nutrition Co.	3.42%
Cenovus Energy, Inc.	3.42%
Apple, Inc.	3.41%
Freeport-McMoRan Copper & Gold, Inc.	3.05%
Ensco International PLC	2.75%
Google, Inc.	2.53%
EnCana Corp.	2.48%
Anheuser-Busch InBev NV	2.38%
The Mosaic Co.	2.28%
Las Vegas Sands Corp.	2.27%

% Fund Total	27.99%

**	Excludes Short-Term Investments

22.20%	Foreign Common Stocks

10.86%	Short-Term Investments

104.44%	Total Market Value of Investments

(4.44)%	Liabilities in Excess of Other Assets, Net

100.00%	Total Net Assets

2010 SEMI-ANNUAL REPORT | 7

Performance Update
Quaker Capital Opportunities Fund (QUKTX, QCOCX, QCOIX)
Objectives and Principal Strategies
     The Fund seeks to provide long-term growth of capital. Current income is not a significant investment consideration and any such income realized will be considered as incidental to the Fund’s investment objective. The Fund invests primarily in a limited number of securities which the Fund’s sub-adviser believes show a high probability for superior growth.
Average Annualized Total Return

							Commencement
	Expense	Inception					of Operations
	Ratio	Date	One Year		Five Year		through 12/31/10
			with	without	with	without	with	without
			sales	sales	sales	sales	sales	sales
			charge	charge	charge	charge	charge	charge

Class A	1.75%	01/31/2002	(3.19)%	2.45%	(1.00)%	0.12%	2.91%	3.56%

Class C	2.50%	05/02/2002	1.73%	1.73%	(0.62)%	(0.62)%	3.00%	3.00%

Institutional Class	1.50%	05/05/2009	2.79%	2.79%	N/A	N/A	13.67%	13.67%

S&P 500® Total Return Index*			15.06%	15.06%	2.29%	2.29%	3.21%	3.21%

*	The benchmark since inception returns are calculated for the period from January 31, 2002 through December 31, 2010.
     Performance data quoted represents past performance and is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. Performance data current to the most recent month end is available at www.quakerfunds.com or by calling us toll free at 800-220-8888. Total return includes reinvestment of dividends and capital gains.
     Class A shares of the Fund have a maximum sales charge of 5.50%
     The performance table does not reflect the deduction of taxes that a shareholder might pay on fund distributions or the redemption of fund shares. Total return calculations reflect expense reimbursements and fee waivers in the applicable periods. See financial highlights for periods where fees were waived or reimbursed.
     The Fund’s portfolio holdings may differ significantly from the securities held in the index and, unlike a mutual fund, an unmanaged index assumes no transaction costs, taxes, management fees or other expenses. You cannot invest directly in an index.
     The S&P 500® Total Return Index (the “Index”) is a widely recognized, unmanaged index consisting of the approximately 500 largest companies in the United States as measured by market capitalization. The Index assumes reinvestment of all dividends and distributions.
SUB-ADVISER:
Knott Capital Management
TOTAL NET ASSETS:
AS OF DECEMBER 31, 2010
$20,292,468
Top Ten Holdings** (% of net assets)

Microsoft Corp.	5.51%
Google, Inc.	5.33%
Suncor Energy, Inc.	4.68%
Wal-Mart Stores, Inc.	4.25%
Qualcomm, Inc.	4.24%
Apple, Inc.	3.95%
AT&T, Inc.	3.84%
Teva Pharmaceutical Industries Ltd.	3.83%
Goldman Sachs Group, Inc.	3.83%
Abbott Laboratories	3.70%

% Fund Total	43.16%

**	Excludes Short-Term Investments

13.98%	Foreign Common Stocks

8.20%	Exchange Traded Funds

2.98%	Short-Term Investments

100.34%	Total Market Value of Investments

(0.34)%	Liabilities in Excess of Other Assets, Net

100.00%	Total Net Assets

8 | 2010 SEMI-ANNUAL REPORT

Performance Update
Quaker Mid-Cap Value Fund (QMCVX, QMCCX, QMVIX)
Objectives and Principal Strategies
     The Fund seeks to provide long-term growth of capital. Current income is not a significant investment consideration and any such income realized will be considered incidental to the Fund’s investment objective. The Fund invests primarily in common stocks comparable to the companies included in the Russell MidCap® Value Index.
Average Annualized Total Return

									Commencement
	Expense	Inception							of Operations
	Ratio	Date	One Year		Five Year		Ten Year		through 12/31/10
			with	without	with	without	with	without	with	without
			sales	sales	sales	sales	sales	sales	sales	sales
			charge	charge	charge	charge	charge	charge	charge	charge

Class A	2.09%	12/31/1997	19.23%	26.17%	(0.30)%	0.83%	6.84%	7.44%	5.92%	6.38%

Class C	2.84%	07/31/2000	25.37%	25.37%	0.11%	0.11%	6.64%	6.64%	6.88%	6.88%

Institutional Class	1.84%	11/21/2000	26.60%	26.60%	1.09%	1.09%	7.72%	7.72%	8.21%	8.21%

Russell Mid Cap Value® Index*			24.75%	24.75%	4.08%	4.08%	8.06%	8.06%	7.99%	7.99%

*	The benchmark since inception returns are calculated for the period from December 31, 1997 through December 31, 2010.
     Performance data quoted represents past performance and is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. Performance data current to the most recent month end is available at www.quakerfunds.com or by calling us toll free at 800-220-8888. Total return includes reinvestment of dividends and capital gains.
     Class A shares of the Fund have a maximum sales charge of 5.50%.
     The performance table does not reflect the deduction of taxes that a shareholder might pay on fund distributions or the redemption of fund shares. Total return calculations reflect expense reimbursements and fee waivers in the applicable periods. See financial highlights for periods where fees were waived or reimbursed.
     The Fund’s portfolio holdings may differ significantly from the securities held in the index and, unlike a mutual fund, an unmanaged index assumes no transaction costs, taxes, management fees or other expenses. You cannot invest directly in an index.
     The Russell Midcap Value® Index is a widely recognized, unmanaged index of companies included in the Russell 1000® Index with current market capitalizations between $829 million and $12.2 billion. The Russell Midcap Value® Index assumes reinvestment of all dividends.
SUB-ADVISER:
Kennedy Capital Management, Inc.
TOTAL NET ASSETS:
AS OF DECEMBER 31, 2010
$10,566,637
Top Ten Holdings** (% of net assets)

SM Energy Co.	3.18%
Ameriprise Financial, Inc.	2.80%
Harman International Industries, Inc.	2.70%
Comerica, Inc.	2.63%
Oil States International, Inc.	2.59%
Allied World Assurance Co. Holdings Ltd.	2.41%
Pioneer Natural Resources Co.	2.27%
Precision Castparts Corp.	2.25%
Atwood Oceanics, Inc.	2.23%
Torchmark Corp.	2.21%

% Fund Total	25.27%

**	Excludes Short-Term Investments

4.47%	Real Estate Investment Trusts

2.00%	Short-Term Investments

101.25%	Total Market Value of Investments

(1.25)%	Liabilities in Excess of Other Assets, Net

100.00%	Total Net Assets

2010 SEMI-ANNUAL REPORT | 9

Performance Update
Quaker Small-Cap Value Fund (QUSVX, QSVCX, QSVIX)
Objectives and Principal Strategies
     The Fund seeks to provide long-term growth of capital. Current income is not a significant investment consideration, and any such income realized will be considered incidental to the Fund’s investment objective. The Fund invests primarily in common stocks of U.S. companies with market capitalizations similar to the market capitalizations of companies included in the Russell 2000® Index and Russell 2500® Index. The Fund invests in companies considered by the Fund’s sub-adviser to have consistent earnings and above-average core assets, selling at relatively low market valuations, with attractive growth and momentum characteristics.
Average Annualized Total Return

									Commencement
	Expense	Inception							of Operations
	Ratio	Date	One Year		Five Year		Ten Year		through 12/31/10
			with	without	with	without	with	without	with	without
			sales	sales	sales	sales	sales	sales	sales	sales
			charge	charge	charge	charge	charge	charge	charge	charge

Class A	1.89%	11/25/1996	18.40%	25.29%	1.29%	2.45%	7.02%	7.63%	9.25%	9.69%

Class C	2.64%	07/28/2000	24.32%	24.32%	1.68%	1.68%	6.84%	6.84%	8.09%	8.09%

Institutional Class	1.64%	09/12/2000	25.57%	25.57%	2.70%	2.70%	7.90%	7.90%	8.10%	8.10%

Russell 2000® Index*			26.85%	26.85%	4.47%	4.47%	6.33%	6.33%	7.22%	7.22%

*	The benchmark since inception returns are calculated for the period from November 25, 1996 through December 31, 2010.
     Performance data quoted represents past performance and is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. Performance data current to the most recent month end is available at www.quakerfunds.com or by calling us toll free at 800-220-8888. Total return includes reinvestment of dividends and capital gains.
     Class A shares of the Fund have a maximum sales charge of 5.50%.
     The performance table does not reflect the deduction of taxes that a shareholder might pay on fund distributions or the redemption of fund shares. Total return calculations reflect expense reimbursements and fee waivers in the applicable periods. See financial highlights for periods where fees were waived or reimbursed.
     The Fund’s portfolio holdings may differ significantly from the securities held in the index and, unlike a mutual fund, an unmanaged index assumes no transaction costs, taxes, management fees or other expenses. You cannot invest directly in an index.
     The Russell 2000® Index is a widely recognized, unmanaged index comprised of the smallest 2000 companies represented in the Russell 3000® Index. The Russell 2000® Index currently represents approximately 8% of the market capitalization of the Russell 3000® Index.
SUB-ADVISER:
Aronson+Johnson+Ortiz, LP
TOTAL NET ASSETS:
AS OF DECEMBER 31, 2010
$55,528,991
Top Ten Holdings** (% of net assets)

Universal American Corp.	1.08%
Cabot Corp.	0.98%
Energen Corp.	0.97%
Holly Corp.	0.95%
Deckers Outdoor Corp.	0.95%
Ryder System, Inc.	0.94%
Taubman Centers, Inc.	0.94%
AMERIGROUP Corp.	0.90%
Montpelier Re Holdings Ltd.	0.89%
Axis Capital Holdings Ltd.	0.88%

% Fund Total	9.48%

**	Excludes Short-Term Investments

3.75%	Real Estate Investment Trusts

8.39%	Short-Term Investments

107.09%	Total Market Value of Investments

(7.09)%	Liabilities in Excess of Other Assets, Net

100.00%	Total Net Assets

10 | 2010 SEMI-ANNUAL REPORT

Expense Information
     As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including applicable sales charges and redemption fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds. The example is based on an investment of $1,000 invested at the beginning of the (six-month) period and held for the entire period July 1, 2010 through December 31, 2010.
Actual Expenses
     The first section of each table below provides information about actual account values and actual expenses for each of the Funds. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the applicable line under the heading entitled “Expenses Paid During the Period’’ to estimate the expenses you paid on your account during this period.
Hypothetical Example For Comparison Purposes
     The second section of each table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund to other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

		Beginning Account	Annualized Expense	Ending Account	Expenses Paid
		Value 07/01/10	Ratio For the Period	Value 12/31/10	During the Period*
Quaker Akros Absolute Strategies Fund**
Actual return based on actual return of:
Class A	0.19%	$1,000.00	1.99%	$1,001.90	$10.04

Hypothetical return based on assumed 5% return
Class A		1,000.00	1.99%	1,015.17	10.11

Quaker Event Arbitrage Fund

Actual return based on actual return of:
Class A	1.11%	1,000.00	1.99%	1,011.10	10.09
Class C	0.80%	1,000.00	2.74%	1,008.00	13.87
Class I	1.28%	1,000.00	1.74%	1,012.80	8.83

Hypothetical return based on assumed 5% return
Class A		1,000.00	1.99%	1,015.17	10.11
Class C		1,000.00	2.74%	1,011.39	13.89
Class I		1,000.00	1.74%	1,016.43	8.84

Quaker Global Tactical Allocation Fund

Actual return based on actual return of:
Class A	23.48%	1,000.00	2.59%	1,234.80	14.59
Class C	23.02%	1,000.00	3.35%	1,230.20	18.83
Class I	23.85%	1,000.00	2.33%	1,238.50	11.43

Hypothetical return based on assumed 5% return
Class A		1,000.00	2.59%	1,012.15	13.14
Class C		1,000.00	3.35%	1,008.32	16.96
Class I		1,000.00	2.33%	1,011.70	10.27

2010 SEMI-ANNUAL REPORT | 11

Expense Information

		Beginning Account	Annualized Expense	Ending Account	Expenses Paid
		Value 07/01/10	Ratio For the Period	Value 12/31/10	During the Period*
Quaker Long-Short Tactical Allocation Fund
Actual return based on actual return of:
Class A	(11.79)%	$1,000.00	4.04%	$882.10	$19.17
Class C	(12.12)%	1,000.00	5.05%	878.80	23.91
Class I	(11.74)%	1,000.00	4.14%	882.60	19.65

Hypothetical return based on assumed 5% return
Class A		1,000.00	4.04%	1,004.84	20.42
Class C		1,000.00	5.05%	999.75	25.45
Class I		1,000.00	4.14%	1,004.34	20.92

Quaker Small-Cap Growth Tactical Allocation Fund

Actual return based on actual return of:
Class A	0.87%	1,000.00	1.91%	1,008.70	4.84
Class C	0.46%	1,000.00	2.66%	1,004.60	6.72
Class I	0.96%	1,000.00	1.68%	1,009.60	4.25

Hypothetical return based on assumed 5% return
Class A		1,000.00	1.91%	1,007.79	4.83
Class C		1,000.00	2.66%	1,005.90	6.72
Class I		1,000.00	1.68%	1,008.37	4.25

Quaker Strategic Growth Fund

Actual return based on actual return of:
Class A	22.81%	1,000.00	2.20%	1,228.10	12.36
Class C	22.32%	1,000.00	2.95%	1,223.20	16.53
Class I	22.98%	1,000.00	1.96%	1,229.80	11.02

Hypothetical return based on assumed 5% return
Class A		1,000.00	2.20%	1,014.12	11.17
Class C		1,000.00	2.95%	1,010.33	14.95
Class I		1,000.00	1.96%	1,015.32	9.96

Quaker Capital Opportunities Fund

Actual return based on actual return of:
Class A	17.36%	1,000.00	1.78%	1,173.60	9.75
Class C	16.93%	1,000.00	2.53%	1,169.30	13.83
Class I	17.58%	1,000.00	1.53%	1,175.80	8.39

Hypothetical return based on assumed 5% return
Class A		1,000.00	1.78%	1,016.23	9.05
Class C		1,000.00	2.53%	1,012.45	12.83
Class I		1,000.00	1.53%	1,017.49	7.78

12 | 2010 SEMI-ANNUAL REPORT

		Beginning Account	Annualized Expense	Ending Account	Expenses Paid
		Value 07/01/10	Ratio For the Period	Value 12/31/10	During the Period*
Quaker Mid-Cap Value Fund
Actual return based on actual return of:
Class A	25.85%	$1,000.00	2.11%	$1,258.50	$12.01
Class C	25.37%	1,000.00	2.86%	1,253.70	16.25
Class I	25.99%	1,000.00	1.86%	1,259.90	10.59

Hypothetical return based on assumed 5% return
Class A		1,000.00	2.11%	1,014.57	10.71
Class C		1,000.00	2.86%	1,010.79	14.50
Class I		1,000.00	1.86%	1,015.83	9.45

Quaker Small-Cap Value Fund

Actual return based on actual return of:
Class A	29.64%	1,000.00	1.99%	1,296.40	11.52
Class C	29.06%	1,000.00	2.74%	1,290.60	15.82
Class I	29.77%	1,000.00	1.74%	1,297.70	10.08

Hypothetical return based on assumed 5% return
Class A		1,000.00	1.99%	1,015.17	10.11
Class C		1,000.00	2.74%	1,011.39	13.89
Class I		1,000.00	1.74%	1,016.43	8.84

*	Expenses are equal to the Funds’ annualized six-month expense ratios (excluding reimbursements) multiplied by the average account value over the period multiplied by the number of days in the most recent fiscal half year (184) divided by 365 to reflect the one-half year period.

**	Expenses for the Quaker Akros Absolute Strategies Fund are equal to the Fund’s annualized expense ratios since September 1, 2010 (excluding reimbursements) multiplied by the average account value over the period multiplied by the number of days since inception (122) divided by 365 to reflect the period since October 4, 2010 the day the Akros Absolute Return Fund was reorganized into the Quaker Akros Absolute Strategies Fund (the “Reorganization”).
2010 SEMI-ANNUAL REPORT | 13

Schedule of Investments
Quaker Akros Absolute Strategies Fund
December 31, 2010

	Number	Fair
	of Shares	Value
Common Stocks — 37.38%
Basic Materials — 0.95%
Mining — 0.95%
Taseko Mines Ltd.(a)	20,000	$105,000

Total Basic Materials (Cost: $90,651)		105,000

Communications — 1.60%
Telecommunications — 1.60%
Cisco Systems, Inc.(a)	6,000	121,380
Motricity, Inc.(a)	3,011	55,914

		177,294

Total Communications (Cost: $176,487)		177,294

Consumer, Cyclical — 2.48%
Entertainment — 0.07%
Seven Arts Picture PLC(a)	8,500	8,415

Leisure Time — %
TableMAX Corp.(a)	13,911	167

Retail — 2.41%
CVS Caremark Corp.	2,500	86,925
Funtalk China Holdings Ltd.(a)	14,706	83,383
Walgreen Co.	2,500	97,400

		267,708

Total Consumer, Cyclical (Cost: $271,361)		276,290

Consumer, Non-cyclical — 1.48%
Agriculture — 0.42%
Star Scientific, Inc.(a)	24,000	46,800

Food — 0.43%
SUPERVALU, Inc.	5,000	48,150

Household Products — 0.63%
Kimberly-Clark Corp.	1,100	69,344

Total Consumer, Non-cyclical (Cost: $153,429)		164,294

Diversified — 8.96%
Holding Companies-Divers — 8.96%
Australia Acquisition Corp.(a)	30,000	299,400
Cazador Acquisition Corp. Ltd.(a)	12,000	119,160
Cazador Acquisition Corp. Ltd.(a)	18,000	173,700
FlatWorld Acquisition Corp.(a)	40,000	402,800

		995,060

Total Diversified (Cost: $993,470)		995,060

Energy — 1.40%
Oil & Gas — 1.40%
BP PLC ADR	1,000	44,170
EnCana Corp.	2,000	58,240
Total S.A. ADR	1,000	53,480

		155,890

Total Energy (Cost: $146,022)		155,890

Financial — 4.04%
Diversified Financial Services — 2.20%
IntercontinentalExchange, Inc.(a)	400	47,660
Investment Technology Group, Inc.(a)	6,000	98,220
Knight Capital Group, Inc.(a)	7,100	97,909

		243,789

Savings & Loans — 1.84%
First Bancorp of Indiana, Inc.	1,259	13,786
HF Financial Corp.	9,352	101,001
HopFed Bancorp, Inc.	10,000	89,800

		204,587

Total Financial (Cost: $462,568)		448,376

Healthcare — 7.70%
Biotechnology — 2.62%
Amgen, Inc.(a)	5,300	290,970

Healthcare-Products — 0.61%
Medtronic, Inc.	1,500	55,635
Neurometrix, Inc.(a)	19,600	12,740

		68,375

Pharmaceuticals — 4.47%
AVANIR Pharmaceuticals, Inc.(a)	37,000	150,960
Eli Lilly & Co.	2,000	70,080
Interleukin Genetics, Inc.(a)	7,000	2,100
Merck & Co., Inc.	2,000	72,080
Pfizer, Inc.	11,500	201,365

		496,585

Total Healthcare (Cost: $922,414)		855,930

Technology — 6.90%
Computers — 0.38%
Hewlett-Packard Co.	1,000	42,100

Semiconductors — 3.50%
Cirrus Logic, Inc.(a)	1,000	15,980
Intel Corp.	16,300	342,789
Netlogic Microsystems, Inc.(a)	970	30,468

		389,237

Software — 3.02%
Microsoft Corp.	12,000	335,040

Total Technology (Cost: $692,249)		766,377

Utilities — 1.87%
Electric —1.87%
Exelon Corporation	5,000	208,200

Total Utilities (Cost: $214,396)		208,200

Total Common Stocks (Cost $4,123,047)		4,152,711
14 | 2010 SEMI-ANNUAL REPORT

	Number	Fair
	of Shares	Value
Preferred Stock — 0.94%
United States — 0.94%
FibroGen, Inc. Series E(a)(b)(c)	15,000	$105,000

Total United States (Cost: $67,350)		105,000

Total Preferred Stock (Cost $67,350)		105,000

Private Placements — 0.49%

United Kingdom — 0.39%
Force 10 Networks, Inc.(a)(b)(c)	1,588	38,859
Force 10 Networks, Inc. Series B(a)(b)(c)	1,367	4,382

		43,241

Total United Kingdom (Cost: $54,382)		43,241

United States — 0.10%
Alien Technology(a)(b)(c)	61,941	186
Alien Technology Series A(a)(b)(c)	3,578,500	11,032

		11,218

Total United States (Cost: $123,609)		11,218

Total Private Placements (Cost $177,991)		54,459

	Par
	Value
Warrants — 0.06%
Alien Technology Warrants Expiration: December, 2049(a)(b)(c)	5,079	0
Bionovo Warrants Expiration: October, 2014(a)(b)	3,000	231
Cazador Acquisition Corp. Ltd. Warrants Expiration: October, 2015(a)(b)	18,000	5,940
TableMAX Pipe Warrants Expiration: July, 2011(a)(b)(c)	6,956	0

Total Warrants (Cost $6,300)		6,171

	Number
	of Shares
Exchange-Traded Note — 0.51%
iPATH S&P 500 VIX Short-Term Futures ETN(a)	1,500	56,385

Total Exchange-Traded Note (Cost $125,470)		56,385

	Par	Fair
	Value	Value
Corporate Bond — 1.00%
Energy — 1.00%
Oil & Gas — 1.00%
SandRidge Energy, Inc. 3.92%, 04/01/2014	120,000	$111,709

Total Energy (Cost: $114,022)		111,709

Total Corporate Bond (Cost: $114,022)		111,709

Government Bonds — 3.84%

United States — 3.84%
U.S. Treasury Notes 1.00%, 07/31/2011	200,000	200,890
U.S. Treasury Notes 1.00%, 09/30/2011	25,000	25,135
U.S. Treasury Notes 0.875%, 01/31/2011	50,000	50,024
U.S. Treasury Notes 0.875%, 02/28/2011	150,000	150,149

		426,198

Total United States (Cost: $426,146)		426,198

Total Government Bonds (Cost $426,146)		426,198

	Number
	of Shares
Short-Term Investments — 35.19%

Treasury Bills — 2.79%
U.S. Treasury Bills, 0.00%, 07/28/2011	210,000	209,774
U.S. Treasury Bills, 0.00%, 09/22/2011	100,000	99,894

Time Deposit — 32.40%
Wells Fargo, 0.03%, 01/03/2011(d)	3,599,784	3,599,784

Total Short-Term Investments (Cost $3,909,452)		3,909,452

Total Investments (Cost $8,949,778) — 79.41%		8,822,085

Other Assets in Excess of Liabilities, Net — 20.59%		2,288,017

Total Net Assets — 100.00%		11,110,102

Schedule of Securities Sold Short

Common Stocks — 10.68%

Advent Software, Inc.(a)	1,000	57,920
Baidu, Inc. ADR(a)	1,000	96,530
Cavium Networks, Inc.(a)	1,000	37,680
Deere and Co.	500	41,525
Epoch Holding Corp.	4,700	72,991
Estee Lauder Companies Class A	800	64,560
Factset Research Systems, Inc.	1,000	93,760
MarketAxess Holdings, Inc.	2,500	52,025
Marriott International Class A	1,500	62,310
Pool Corp.	2,000	45,080
Salesforce.com, Inc.(a)	1,000	132,000
The accompanying notes are an integral part of the financial statements.
2010 SEMI-ANNUAL REPORT | 15

Schedule of Investments
Quaker Akros Absolute Strategies Fund
December 31, 2010

	Number	Fair
	of Shares	Value
Common Stocks (Continued)
Silver Wheaton Corp.(a)	2,000	$78,080
The Hain Celestial Group, Inc.(a)	2,500	67,650
The Hershey Company	800	37,720
Wynn Resorts Ltd.	800	83,072

Total Common Stocks		1,022,903

Exchange-Traded Funds — 9.14%

iShares Russell 2000 Index Fund	4,000	312,920
Market Vectors Junior Gold Miners ETF	2,000	79,780
PowerShares QQQ NASDAQ 100	4,000	217,880
PowerShares S&P SmallCap Consumer Staples Portfolio	1,000	29,510
SPDR S&P Retail ETF	3,600	174,096
SPDR S&P Semiconductor ETF	3,000	163,800
SPDR Trust Series I	1,600	201,248

Total Exchange-Traded Funds		1,179,234

Total Securities Sold Short (Proceeds: $1,783,580)		2,202,137

	Number
	of Contracts
Call Options Written — 0.06%
Amgen, Inc. Expiration: January, 2011 Exercise Price: $60.00	20	180
AVANIR Pharmaceuticals, Inc. Expiration: January, 2011 Exercise Price: $5.00	69	345
Baidu, Inc. Expiration: January, 2011 Exercise Price: $90.00	10	1,180
BP PLC Expiration: January, 2011 Exercise Price: $45.00	10	680
CVS Caremark Corp. Expiration: January, 2011 Exercise Price: $35.00	25	1,400
Intermune, Inc. Expiration: January, 2011 Exercise Price: $30.00	20	700
Walgreen Co. Expiration: January, 2011 Exercise Price: $39.00	25	2,075

Total Options Written (Premiums Received $9,603)		$6,560

			Unrealized
	Number of	Settlement	Appreciation/
	Contracts Sold	Month	(Depreciation)
S&P 500 EMINI FUT March Futures	3	March, 2011	(1,913)
Total Futures Contracts Sold			(1,913)

ADR	American Depositary Receipt

(a)	Non-income producing security.

(b)	Indicates a fair valued security. Total market value for fair valued securities is $173,643, representing 1.56% of net assets.

(c)	Indicates an illiquid security. Total market value for illiquid securities is $159,626, representing 1.44% of net assets.

(d)	The rate shown is the annualized seven-day yield at period end.
16 | 2010 SEMI-ANNUAL REPORT

Schedule of Investments
Quaker Event Arbitrage Fund
December 31, 2010

	Number	Fair
	of Shares	Value
Domestic Common Stocks — 47.20%
Basic Materials — 5.79%
Chemicals — 2.84%
Air Gas, Inc.	11,000	$687,060

Mining — 2.95%
Capital Gold Corp.(a)	141,136	715,560

Total Basic Materials (Cost: $1,358,260)		1,402,620

Communications — 13.45%
Internet — 3.12%
ADAM, Inc.(a)	15,331	110,230
McAfee, Inc.(a)	11,022	510,429
ModusLink Global Solutions, Inc.(a)	20,226	135,514

		756,173

Media — 4.84%
CKX, Inc.(a)	44,248	178,319
Discovery Communications, Inc.(a)	16,000	587,040
Liberty Global, Inc.-C(a)	12,000	406,680

		1,172,039

Telecommunications — 5.49%
Telephone & Data Systems, Inc.	24,982	787,433
Tessco Technologies, Inc.	29,260	466,697
Warwick Valley Telephone Co.	5,544	76,784

		1,330,914

Total Communications (Cost: $3,259,365)		3,259,126

Consumer Cyclical — 7.86%
Lodging — 0.06%
Trump Entertainment Resorts, Inc.(a)	8,949	—
Trump Entertainment Resorts, Inc.(a)	135	409
InnSuites Hospitality Trust	10,000	15,300

		15,709

Distribution & Wholesale — 3.25%
BlueLinx Holdings, Inc.(a)	215,532	788,847

Entertainment — 1.06%
EDCI Holdings, Inc.	58,000	171,100
VCG Holding Corp.(a)	39,097	85,232

		256,332

Home Builders — 3.28%
Lennar Corp. Class B	51,000	794,070

Retail — 0.21%
Casey’s General Stores, Inc.	1,000	42,510
Trans World Entertainment Corp.(a)	5,000	8,500

		51,010

Total Consumer, Cyclical (Cost: $1,743,611)		1,905,968

Consumer, Non-cyclical — 3.67%
Commercial Services — 3.06%
Dollar Thrifty Automotive Group, Inc.(a)	15,000	708,900
Mac Gray Corp.	994	14,860
MZT Holding, Inc.(a)	600,000	18,600

		742,360

Cosmetics & Personal Care — 0.37%
CCA Industries, Inc.	15,964	90,197

Food — 0.24%
Cagles, Inc.(a)	6,700	57,017

Total Consumer, Non-cyclical (Cost: $903,419)		889,574

Diversified — 0.00%
Holding Companies-Diversified — 0.00%
Stoneleigh Partners Acquisition Corp.(a)	400	—

Total Diversified (Cost: $-)		—

Energy — 2.35%
Oil & Gas — 2.35%
Atlas Energy, Inc.(a)	10,000	439,700
Pinnacle Gas Resources, Inc.(a)	433,720	129,032

		568,732

Total Energy (Cost: $631,681)		568,732

Financial — 0.41%
Banks — 0.07%
First Intercontinental Bank(a)	2,528	15,484

Insurance — 0.12%
Crawford & Co. Class A(a)	12,066	29,320

Investment Companies — 0.20%
TNFG Corp.(a)	177,500	48,813

Venture Capital — 0.02%
Infinity Capital Group(a)	50,000	5,440

Total Financial (Cost: $124,919)		99,057

Healthcare — 5.36%
Biotechnology — 3.44%
Cadus Corp.(a)	101,900	140,622
Charles River Laboratories International, Inc.(a)	7,500	266,550
Talecris Biotherapeutics Holdings Corp.(a)	18,334	427,182

		834,354

Pharmaceutical — 1.92%
INYX, Inc.(a)	167,850	134
King Pharmaceutical, Inc.(a)	21,500	302,075
Middle Book Pharmaceutical, Inc.(a)	1,960,000	113,680
Trimeris, Inc.(a)	20,000	49,400

		465,289

Total Healthcare (Cost: $1,403,267)		1,299,643
The accompanying notes are an integral part of the financial statements.
2010 SEMI-ANNUAL REPORT | 17

Schedule of Investments
Quaker Event Arbitrage Fund
December 31, 2010

	Number	Fair
	of Shares	Value
Domestic Common Stocks (Continued)
Industrial — 4.20%
Building Materials — 2.11%
Craftmade International, Inc.(a)	69,749	$342,600
US Concrete, Inc.(a)	21,880	167,601

		510,201

Electronics — 0.16%
Zygo Corp.(a)	3,216	39,331

Environmental Control — 0.30%
Strategic Environmental & Energy Resources, Inc.(a)	43,000	73,371

Miscellaneous Manufacturing — 1.63%
Polymer Group, Inc.(a)	24,600	393,600

Total Industrial (Cost: $1,064,995)		1,016,503

Technology — 0.50%
Computers — 0.01%
Computer Horizons Corp.(a)	65,000	1,430

Software — 0.49%
Contra Softbrands, Inc.(a)	5,000	—
Network-1 Security Solutions,Inc.	75,000	120,000

		120,000

Total Technology (Cost: $105,027)		121,430

Utilities — 3.61%

Water — 3.61%
Pennichuck Corp.	31,985	875,110

Total Utilities (Cost: $875,963)		875,110

Total Domestic Common Stocks (Cost: $11,470,507)		11,437,763

Foreign Common Stocks — 19.52%

Bermuda — 1.04%
Insurance — 1.04%
Majestic Capital Ltd.(a)	59,061	253,372

Total Bermuda (Cost: $235,629)		253,372

Canada — 2.77%
Iron/Steel — 1.84%
Baffinland Iron Mines Corp.(a)	310,000	444,762

Mining — 0.93%
Sacre-Coeur Minerals Ltd.(a)	177,800	226,417

		671,179

Total Canada (Cost: $612,305)		671,179

China — 1.43%
Electrical Components & Equipments — 1.43%
Harbin Electric, Inc.(a)	20,000	347,000

Total China (Cost: $342,947)		347,000

Germany — 0.03%
Holding Companies-Diversified — 0.03%
KHD Humboldt Wedag International AG	676	6,278

Total Germany (Cost: $4,885)		6,278

Netherlands — 1.08%
Insurance — 1.08%
Brit Insurance Holdings NV(a)	16,100	261,717

Total Netherlands (Cost: $261,759)		261,717

Singapore — 1.48%
Semiconductors — 1.48%
Verigy Ltd.(a)	27,500	358,050

Total Singapore (Cost: $358,663)		358,050

Spain — 4.45%
Media — 4.45%
Promotora de Informaciones S.A. ADR(a)	79,602	759,403
Promotora de Informaciones S.A. ADR(a)	39,801	319,204

		1,078,607

Total Spain (Cost: $1,021,827)		1,078,607

Switzerland — 4.37%
Healthcare-Products — 4.37%
Alcon, Inc.	6,475	1,058,015

Total Switzerland (Cost: $1,025,355)		1,058,015

United Kingdom — 2.87%
Media — 2.87%
British Sky Broadcasting Group PLC ADR	15,000	696,750

Total United Kingdom (Cost: $686,489)		696,750

Total Foreign Common Stocks (Cost $4,549,859)		4,730,968

Preferred Stock — 0.00%
United States — 0.00%
GeoMet, Inc.(a)	3	31

Total United States (Cost: $30)		31

Total Preferred Stock (Cost $30)		31

	Par
	Value
Corporate Bonds — 1.14%
Financial — 0.66%
Diversified Financial Services — 0.66%
Lehman Brothers Holdings, Inc. 0.00%, 02/17/2015(d)	130,000	27,625
Lehman Brothers Holdings, Inc. 5.50%, 02/27/2020(d)	100,000	23,125
Lehman Brothers Holdings, Inc. 0.00%, 02/14/2023(d)	200,000	42,500
Lehman Brothers Holdings, Inc. 0.00%, 09/23/2020	100,000	20,500
Lehman Brothers Holdings, Inc. 0.00%, 07/08/2014(d)	110,000	25,162
Lehman Brothers Holdings, Inc. 0.00%, 01/28/2020(d)	100,000	21,250

		160,162
18 | 2010 SEMI-ANNUAL REPORT

	Par	Fair
	Value	Value
Corporate Bonds (Continued)
Venture Capital — 0.00%
Infinity Capital Group 7.00%, 12/31/2049(c)(d)	25,000	$—

Total Financial (Cost $167,088)		160,162

Industrial — 0.48%
Building Materials — 0.48%
US Concrete, Inc. 9.500%, 08/31/2015	100,000	115,000

Total Industrial (Cost: $100,000)		115,000

Total Corporate Bonds (Cost $267,088)		275,162

Asset Backed Securities — 3.73%

United States — 3.73%
Countrywide Asset-Backed Certificates 5.56%, 04/25/2036(b)	189,836	109,018
Countrywide Home Equity Loan Trust 0.50%, 04/15/2035(b)	64,262	33,626
Countrywide Home Equity Loan Trust 0.41%, 10/15/2036(b)	277,877	128,104
Countrywide Home Equity Loan Trust 0.40%, 07/15/2036(b)	244,441	135,827
Provident Bank Home Equity Loan Trust 0.80%, 08/25/2031(b)	570,607	257,926
Provident Bank Home Equity Loan Trust 0.80%, 08/25/2031(b)	181,290	94,431
Residential Funding Mortgage Securities II 0.40%, 06/25/2037(b)	310,488	145,010

		903,942

Total United States (Cost: $950,434)		903,942

Total Asset Backed Securities (Cost $950,434)		903,942

	Number
	of Shares
Rights — 0.02%

United States — 0.02%
Avigen, Inc. ESCROW(a)(c)(d)(e)	30,000	3,900
Lev Pharmaceuticals, Inc. ESCROW(a)(c)(d)	15,000	—
Mirant Corporation ESCROW(a)(c)(d)	20,000	—
Pelican Financial ESCROW(a)(c)(d)	2,100	—
Petrocorp, Inc. ESCROW(a)(c)(d)	200	—

		3,900

Total United States (Cost: $—)		3,900

Total Rights (Cost $—)		3,900

	Number
	of Contracts
Options — 0.16%
MBIA, Inc. Expiration: January, 2012 Exercise Price: $2.50	650	11,050
Telephone & Data Systems, Inc. Expiration: February, 2011 Exercise Price: $35.00	55	3,438

Atlas Pipeline Holdings Expiration: April, 2011 Exercise Price: $17.50	50	25,000

		39,488
Total United States (Cost: $70,078)		39,488

Total Options (Cost $70,078)		39,488

	Number
	of Shares
Short-Term Investment — 15.56%

Time Deposit — 15.56%
Citibank 0.03%, 01/03/2011(f)	3,770,421	3,770,421

Total Short-Term Investment (Cost $3,770,421)		3,770,421

Total Investments (Cost $21,078,417) — 87.33%		21,161,675

Other Assets in Excess of Liabilities, Net — 12.67%		3,070,608

Total Net Assets — 100.00%		24,232,283

Schedule of Securities Sold Short

Common Stocks — 17.95%

Avis Budget Group, Inc.(a)	9,812	152,675
Central Garden & Pet Co.(a)	2,210	21,835
Crawford & Co. Class B(a)	14,256	48,470
Discovery Communications, Inc.(a)	16,000	667,200
Ebix, Inc.(a)	5,000	118,350
Electro Scientific Industries, Inc.(a)	3,000	48,090
Gammon Gold, Inc.(a)	63,850	522,931
Lennar Corp. Class A	51,000	956,250
Liberty Global, Inc. — A(a)	11,000	389,180
Novartis AG ADR	12,330	726,854
Telephone & Data Systems, Inc.	15,000	548,250
United States Cellular Corp.(a)	3,000	149,820

Total Common Stocks		4,349,905

Exchange-Traded Fund — 0.28%

Market Vectors Junior Gold Miners ETF	1,680	67,015

Total Exchange-Traded Fund		67,015

Total Securities Sold Short (Proceeds: $3,932,219)		4,416,920
The accompanying notes are an integral part of the financial statements.
2010 SEMI — ANNUAL REPORT | 19

Schedule of Investments
Quaker Event Arbitrage Fund
December 31, 2010

	Number	Fair
	of Contracts	Value
Call Options Written — 0.20%
Charles River Laboratories International, Inc. Expiration: January, 2011 Exercise Price: $35.00	105	$11,025
Harbin Electric, Inc. Expiration: January, 2011 Exercise Price: $17.50	200	13,000
Telephone & Data Systems, Inc. Expiration: February, 2011 Exercise Price: $35.00	55	13,475
Verigy Ltd. Expiration: January, 2011 Exercise Price: $13.00	157	11,775

Total Options Written (Premiums Received $63,895)		$49,275

(a)	Non-income producing security.

(b)	The coupon rate shown on floating or adjustable rate securities represents the rate at period end. (c) Indicates a fair valued security. Total market value for fair valued securities is $425,752, representing 1.76% of net assets.

(d)	Indicates an illiquid security. Total market value for illiquid securities is $159,455, representing 0.66% of net assets.

(e)	Indicates a multi-step coupon bond.

(f)	The rate shown is the annualized seven-day yield at period end.
20 | 2010 SEMI-ANNUAL REPORT

Schedule of Investments
Quaker Global Tactical Allocation Fund
December 31, 2010

	Number	Fair
	of Shares	Value
Common Stocks — 92.62%

Belgium — 1.99%
Anheuser-Busch InBev NV ADR(a)	8,060	$460,145

Total Belgium (Cost $409,893)		460,145

Bermuda — 2.51%
Bunge Ltd.	8,860	580,507

Total Bermuda (Cost $570,838)		580,507

Canada — 14.59%
Barrick Gold Corp.	4,270	227,079
Cenovus Energy, Inc.	23,800	791,112
EnCana Corp.(a)	15,840	461,261
Kinross Gold Corp.	24,300	460,728
Potash Corp. of Saskatchewan	2,280	353,012
Suncor Energy, Inc.	12,200	467,138
Teck Resources Ltd.	10,000	618,300

		3,378,630

Total Canada (Cost $3,009,065)		3,378,630

China — 1.81%

Spreadtrum Communications, Inc. ADR(a)(b)	22,800	418,836

Total China (Cost $336,236)		418,836

Germany — 3.02%
Daimler AG(b)	5,100	344,658
Volkswagen AG ADR(a)	12,400	354,020

		698,678

Total Germany (Cost $676,048)		698,678

Ireland — 2.00%
Accenture PLC	9,530	462,110

Total Ireland (Cost $375,005)		462,110

Mexico — 1.25%
Fomento Economico Mexicano SAB de CV ADR	5,190	290,225

Total Mexico (Cost $241,490)		290,225

Singapore — 0.99%
Keppel Corp. Ltd. ADR	3,700	65,305
SembCorp Industries Ltd.	41,000	164,205

		229,510

Total Singapore (Cost $207,147)		229,510

Switzerland — 7.92%
ACE Ltd.	7,450	463,762
Transocean Ltd.(b)	3,210	223,127
UBS AG(b)	21,400	352,458
Weatherford International Ltd.(b)	15,200	346,560
Xstrata PLC ADR	96,500	447,760

		1,833,667

Total Switzerland (Cost $1,577,681)		1,833,667

United Kingdom — 8.56%
Anglo American PLC ADR	13,700	357,707
Ensco International PLC ADR	12,090	645,364
Intercontinental Hotels Group PLC ADR(a)	23,700	467,601
Prudential PLC ADR(a)	24,500	511,070

		1,981,742

Total United Kingdom (Cost $1,728,544)		1,981,742

United States — 47.98%
Amazon.com, Inc.(b)	1,600	288,000
Amgen, Inc.(b)	2,110	115,839
Apple, Inc.(b)	2,445	788,659
Bed Bath & Beyond, Inc.(b)	4,710	231,497
Broadcom Corp.	8,000	348,400
Cameron International Corp.(b)	8,800	446,424
Chemtura Corp.(b)	23,400	373,932
Devon Energy Corp.	5,940	466,349
EMC Corp.(b)	20,600	471,740
Freeport-McMoRan Copper & Gold, Inc.	5,850	702,526
Goldman Sachs Group, Inc.	2,770	465,803
Google, Inc.(b)	930	552,392
JDS Uniphase Corp.(b)	15,900	230,232
Las Vegas Sands Corp.(b)	10,280	472,366
McDermott International, Inc.(b)	12,300	254,487
Mead Johnson Nutrition Co.	11,050	687,863
Monsanto Co.	7,400	515,336
NII Holdings, Inc.(b)	7,860	351,028
Nike, Inc.	4,090	349,368
Occidental Petroleum Corp.	4,700	461,070
QEP Resources, Inc.	6,600	239,646
Qualcomm, Inc.	9,280	459,267
Questcor Pharmaceuticals, Inc.(b)	22,100	325,533
SPX Corp.	3,200	228,768
The Mosaic Co.	7,580	578,809
United States Steel Corp.(a)	6,100	356,362
Verisk Analytics, Inc.(b)	10,100	344,208

		11,105,904

Total United States (Cost $9,351,922)		11,105,904

Total Common Stocks (Cost $18,483,869)		21,439,954

Exchange-Traded Note — 3.52%

iPath Dow Jones-UBS Grains Subindex Total Return ETN(a)(b)	15,320	813,339

Total Exchange-Traded Note (Cost $754,934)		813,339

Short-Term Investments — 13.47%

Investment Trust — 12.20%
Invesco AIM Liquid Assets Portfolio, 0.190%(c)(d)	2,824,329	2,824,329
The accompanying notes are an integral part of the financial statements.
2010 SEMI-ANNUAL REPORT | 21

Schedule of Investments
Quaker Global Tactical Allocation Fund
December 31, 2010

	Number	Fair
	of Shares	Value
Short-Term Investments (Continued)

Time Deposit — 1.27%
Wells Fargo 0.03%, 01/03/2011(d)	294,129	$294,129

Total Short-Term Investments (Cost $3,118,458)		3,118,458

Total Investments (Cost $22,357,261) — 109.61%		25,371,751

Liabilities in Excess of Other Assets, Net (9.61)%		(2,224,262)

Total Net Assets — 100.00%		$23,147,489

	Number
	of Contracts
Call Options Written — 0.00%
Nike, Inc. Expiration: January, 2011 Exercise Price: $85.00	5	$970

Total Options Written (Premiums Received $1,710)		$970

ADR	American Depositary Receipt

(a)	All or a portion of the security out on loan.

(b)	Non-income producing security.

(c)	Represents investment of collateral received from securities lending transactions.

(d)	The rate shown is the annualized seven-day yield at period end.
22 | 2010 SEMI-ANNUAL REPORT

Schedule of Investments
Quaker Long-Short Tactical Allocation Fund
December 31, 2010

	Number	Fair
	of Shares	Value
Domestic Common Stocks — 15.57%
Energy — 2.26%
Oil & Gas — 2.26%
Range Resources Corp.	1,800	$80,964

Total Energy (Cost: $81,200)		80,964

Healthcare — 6.64%
Biotechnology — 2.22%
AMAG Pharmaceuticals, Inc.(a)	4,400	79,640

Healthcare-Products — 2.21%
Affymetrix, Inc.(a)	15,700	78,971

Pharmaceuticals — 2.21%
Isis Pharmaceuticals, Inc.(a)	7,800	78,936

Total Healthcare (Cost: $240,154)		237,547

Industrial — 4.44%
Electronics — 2.24%
OSI Systems, Inc.(a)	2,200	79,992

Engineering & Construction — 2.20%
MasTec, Inc.(a)	5,400	78,786

Total Industrial (Cost: $159,150)		158,778

Technology — 2.23%
Semiconductors — 2.23%
FSI International, Inc.(a)	18,100	80,002

Total Technology (Cost: $81,835)		80,002

Total Domestic Common Stocks (Cost $562,339)		557,291

Exchange-Traded Fund — 2.09%
ProShares UltraPro Short QQQ(a)	2,400	74,832

Total Exchange-Traded Fund (Cost $78,204)		74,832

Short-Term Investment — 49.50%

Time Deposit — 49.50%
Citibank 0.03%, 01/03/2011(b)	$1,771,963	1,771,963

Total Short-Term Investment (Cost $1,771,963)		1,771,963

Total Investments (Cost $2,412,506) — 67.16%		2,404,086

Other Assets in Excess of Liabilities, Net — 32.84%		1,175,534

Total Net Assets — 100.00%		3,579,620

Schedule of Securities Sold Short

Common Stocks — 48.99%
Altisource Portfolio Solutions S.A.(a)	3,500	100,485
AstraZeneca PLC ADR	1,800	83,142
Avatar Holdings, Inc.(a)	4,100	81,262
Campbell Soup Co.	2,300	79,925
Central European Distribution Corp.(a)	3,100	70,990
Citi Trends, Inc.(a)	3,300	81,015
comScore, Inc.(a)	3,700	82,547
CTC Media, Inc.	3,500	82,005
Dean Foods Co.(a)	9,800	86,632
Earthlink, Inc.	9,400	80,840
Fly Leasing Ltd. ADR	1,249	17,061
Global Cash Access Holdings, Inc.(a)	28,400	90,596
Horizon Lines, Inc.	18,700	81,719
Knight Transportation, Inc.	4,200	79,800
LaBranche & Co., Inc.(a)	24,900	89,640
Liberty Media Corp. Series A(a)	1,300	81,328
MercadoLibre, Inc.(a)	1,200	79,980
Netflix, Inc.(a)	400	70,280
Nidec Corp. ADR	3,200	80,608
nTelos Holdings Corp.	4,200	80,010
Shenandoah Telecommunications Co.	4,200	78,666
Willbros Group, Inc.(a)	9,700	95,254

Total Common Stocks		1,753,785

Total Securities Sold Short (Proceeds: $1,716,149)		$1,753,785

ADR	American Depositary Receipt

(a)	Non-income producing security.

(b)	The rate shown is the annualized seven-day yield at period end.
The accompanying notes are an integral part of the financial statements.
2010 SEMI-ANNUAL REPORT | 23

Schedule of Investments
Quaker Small-Cap Growth Tactical Allocation Fund
December 31, 2010

	Number	Fair
	of Shares	Value
Domestic Common Stocks — 12.71%
Basic Materials — 0.44%
Forest Products & Paper — 0.44%
Buckeye Technologies, Inc.	5,600	$117,656

Total Basic Materials (Cost: $105,190)		117,656

Communications — 2.35%
Internet — 2.35%
AOL, Inc.(a)	5,000	118,550
interclick, Inc.(a)	95,400	512,298

		630,848

Total Communications (Cost: $656,010)		630,848

Consumer, Cyclical — 2.42%
Auto Parts & Equipment — 0.64%
Standard Motor Products, Inc.	12,500	171,250

Home Furnishings — 0.66%
Flexsteel Industries	10,000	176,800

Retail — 1.12%
PC Connection, Inc.(a)	34,000	301,240

Total Consumer, Cyclical (Cost: $644,435)		649,290

Consumer, Non-cyclical — 1.21%
Agriculture — 1.21%
MGP Ingredients, Inc.	29,300	323,472

Total Consumer, Non-cyclical (Cost: $309,845)		323,472

Energy — 0.76%
Oil & Gas — 0.76%
Contango Oil & Gas Co.(a)	3,500	202,755

Total Energy (Cost: $200,992)		202,755
Healthcare — 2.34%
Pharmaceuticals — 2.34%
Cumberland Pharmaceuticals, Inc.(a)	61,100	365,989
Nabi Biopharmaceuticals(a)	45,400	262,866

		628,855

Total Healthcare (Cost: $682,712)		628,855
Industrial — 1.58%
Electronics — 1.58%
Zagg, Inc.(a)	55,800	425,196

Total Industrial (Cost: $463,551)		425,196

Technology — 1.61%
Computers — 0.98%
Silicon Graphics International Corp.(a)	29,200	263,676

Software — 0.63%
Medidata Solutions, Inc.(a)	7,000	167,160

Total Technology (Cost: $399,857)		430,836

Total Domestic Common Stocks (Cost $3,462,592)		3,408,908

Foreign Common Stocks — 2.34%
China — 1.34%
Biotechnology — 0.88%
China Biologic Products, Inc.(a)	14,400	236,016

Lodging — 0.46%
7 Days Group Holdings Ltd. ADR(a)	5,800	123,540

Total China (Cost: $342,812)		359,556

Hong Kong — 0.44%
Telecommunications — 0.44%
City Telecom HK Ltd. ADR	8,000	118,480

Total Hong Kong (Cost: $121,032)		118,480

Israel — 0.56%
Semiconductors — 0.56%
Nova Measuring Instruments Ltd.(a)	18,000	149,580

Total Israel (Cost: $127,702)		149,580

Total Foreign Common Stocks (Cost $591,546)		627,616

Exchange-Traded Funds — 9.70%

ProShares Short Russell2000(a)	40,300	1,297,660
ProShares UltraShort Russell2000(a)	103,700	1,304,546

		2,602,206
Total Exchange-Traded Funds (Cost $2,923,535)		2,602,206

Short-Term Investment — 72.58%

Time Deposit — 72.58%
Wells Fargo 0.03%, 01/03/2011(b)	$19,468,015	19,468,015

Total Short-Term Investment (Cost $19,468,015)		19,468,015

Total Investments (Cost $26,445,688) — 97.33%		26,106,745

Other Assets in Excess of Liabilities, Net — 2.67%		715,751

Total Net Assets — 100.00%		$26,822,496

ADR	American Depositary Receipt

(a)	Non-income producing security.

(b)	The rate shown is the annualized seven-day yield at period end.
24 | 2010 SEMI-ANNUAL REPORTS

Schedule of Investments
Quaker Strategic Growth Fund
December 31, 2010

	Number	Fair
	of Shares	Value
Domestic Common Stocks — 71.38%
Basic Materials — 12.03%
Chemicals — 6.42%
Chemtura Corp.(a)	399,300	$6,380,814
Monsanto Co.	107,470	7,484,211
The Mosaic Co.	100,090	7,642,872

		21,507,897

Iron/Steel —1.58%
United States Steel Corp.(b)	90,400	5,281,168

Mining — 4.03%
Freeport-McMoRan Copper & Gold, Inc.	85,110	10,220,860
Newmont Mining Corp.	53,718	3,299,897

		13,520,757

Total Basic Materials (Cost: $33,290,012)		40,309,822

Communications— 7.24%
Internet — 3.76%
Amazon.com, Inc.(a)	22,890	4,120,200
Google, Inc.(a)	14,290	8,487,831

		12,608,031

Media — 0.78%
Comcast Corp.	119,500	2,625,415

Telecommunications — 2.70%
Ciena Corp.(a)(b)	169,500	3,567,975
NII Holdings, Inc.(a)	122,200	5,457,452

		9,025,427

Total Communications (Cost: $19,964,291)		24,258,873

Consumer, Cyclical — 7.21%
Apparel —1.94%
Nike, Inc.	76,077	6,498,497

Lodging — 2.27%
Las Vegas Sands Corp.(a)	165,284	7,594,800

Retail — 3.00%
Bed Bath & Beyond, Inc.(a)	101,410	4,984,302
Home Depot, Inc.	144,700	5,073,182

		10,057,484

Total Consumer, Cyclical (Cost: $16,879,838)		24,150,781

Consumer, Non-cyclical — 4.74%
Agriculture — 1.22%
Philip Morris International, Inc.	69,900	4,091,247

Beverages — 1.26%
PepsiCo, Inc.	64,760	4,230,771

Commercial Services — 2.26%
Verisk Analytics, Inc.(a)	146,260	4,984,541
Visa, Inc.	36,610	2,576,612

		7,561,153

Total Consumer, Non-cyclical (Cost: $13,990,607)		15,883,171

Energy — 8.43%
Coal — 1.07%
Alpha Natural Resources, Inc.(a)	59,900	$3,595,797

Oil & Gas — 6.11%
Denbury Resources, Inc.(a)	362,577	6,921,595
Devon Energy Corp.	86,140	6,762,852
Occidental Petroleum Corp.	68,950	6,763,995

		20,448,442
Oil & Gas Services —1.25%
Cameron International Corp.(a)	82,400	4,180,152

Total Energy (Cost: $23,569,780)		28,224,391

Financial — 8.32%
Banks — 3.09%
Citigroup, Inc.(a)	762,300	3,605,679
Goldman Sachs Group, Inc.	40,200	6,760,032

		10,365,711

Insurance — 5.23%
AON Corp.	145,900	6,712,859
Marsh & McLennan Cos., Inc.	245,800	6,720,172
MetLife, Inc.	92,300	4,101,812

		17,534,843

Total Financial (Cost: $24,561,789)		27,900,554

Healthcare — 9.04%
Biotechnology —3.99%
Amgen, Inc.(a)	59,780	3,281,922
Celgene Corp.(a)	116,530	6,891,584
Genzyme Corp.(a)	44,920	3,198,304

		13,371,810

Pharmaceuticals — 5.05%
Mead Johnson Nutrition Co.	183,860	11,445,285
Omnicare, Inc.	215,400	5,469,006

		16,914,291

Total Healthcare (Cost: $25,288,776)		30,286,101

Industrial — 5.20%
Engineering & Construction —1.27%
McDermott International, Inc.(a)	205,400	4,249,726

Machinery-Diversified — 0.83%
Babcock & Wilcox Co.(a)	109,050	2,790,590

Miscellaneous Manufacturing —1.06%
SPX Corp.	49,470	3,536,610

Transportation — 2.04%
FedEx Corp.	37,140	3,454,391
United Parcel Service, Inc.	46,550	3,378,599

		6,832,990

Total Industrial (Cost: $14,397,665)		17,409,916
The accompanying notes are an integral part of the financial statements.
2010 SEMI-ANNUAL REPORT | 25

Schedule of Investments
Quaker Strategic Growth Fund
December 31, 2010

	Number	Fair
	of Shares	Value
Domestic Common Stocks (Continued)
Technology— 9.17%
Computers — 5.51%
Apple, Inc.(a)	35,440	$11,431,526
EMC Corp.(a)	307,400	7,039,460

		18,470,986

Semiconductors —1.70%
Broadcom Corp.	130,500	5,683,275

Software —1.96%
Activision Blizzard, Inc.	270,900	3,369,996
Intuit, Inc.(a)	64,900	3,199,570

		6,569,566

Total Technology (Cost: $25,858,973)		30,723,827

Total Domestic Common Stocks (Cost $197,801,731)		239,147,436

Foreign Common Stocks — 22.20%

Belgium — 2.38%
Beverages — 2.38%
Anheuser-Busch InBev NV ADR(b)	139,730	7,977,185

Total Belgium (Cost: $7,124,271)		7,977,185

Canada — 7.90%
Mining — 2.00%
Barrick Gold Corp.	62,900	3,345,022
Kinross Gold Corp.	176,800	3,352,128

		6,697,150

Oil & Gas — 5.90%
Cenovus Energy, Inc.	344,600	11,454,504
EnCana Corp. (b)	285,950	8,326,864

		19,781,368

Total Canada (Cost: $23,871,439)		26,478,518

Ireland — 2.01%
Computers — 2.01%
Accenture PLC	138,710	6,726,048

Total Ireland (Cost: $5,345,194)		6,726,048

Israel — 0.63%
Software — 0.63%
Check Point Software Technologies(a)	46,000	2,127,960

Total Israel (Cost: $1,877,560)		2,127,960

Switzerland — 5.46%
Insurance — 1.98%
ACE Ltd.	106,490	6,629,003

Mining — 1.85%
Xstrata PLC ADR	1,333,400	6,186,976

Oil & Gas — 0.75%
Transocean Ltd.(a)	36,340	$2,525,993

Oil & Gas Services — 0.88%
Weatherford International Ltd.(a)	128,700	2,934,360

Total Switzerland (Cost: $14,823,390)		18,276,332

United Kingdom — 3.82%
Lodging — 1.07%
Intercontinental Hotels Group PLC ADR(b)	182,064	3,592,123

Oil & Gas — 2.75%
Ensco International PLC ADR	172,490	9,207,516

Total United Kingdom (Cost: $11,273,577)		12,799,639

Total Foreign Common Stocks (Cost $64,315,431)		74,385,682

Short-Term Investments — 10.86%

Investment Trust — 7.93%
Invesco AIM Liquid Assets Portfolio, 0.19%(c )(d)	26,554,151	26,554,151

Time Deposit — 2.93%
Wells Fargo 0.03%, 01/03/2011(d)	9,813,859	9,813,859

Total Short-Term Investments (Cost $36,368,010)		36,368,010

Total Investments (Cost $298,485,172) — 104.44%		349,901,128

Liabilities in Excess of Other Assets, Net (4.44)%		(14,871,810)

Total Net Assets — 100.00%		$335,029,318

	Number
	of Contracts
Call Options Written — 0.02%
Genzyme Corp. Expiration: January, 2012 Exercise Price: $80.00	100	12,150
Genzyme Corp. Expiration: January, 2012 Exercise Price: $75.00	182	58,240
Nike, Inc. Expiration: January, 2011 Exercise Price: $85.00	66	12,804
Total Options Written (Premiums Received $74,625)		$83,194

ADR	American Depositary Receipt

(a)	Non-income producing security.

(b)	All or a portion of the security out on loan.

(c)	Represents investment of collateral received from securities lending transactions.

(d)	The rate shown is the annualized seven-day yield at period end.
26 | 2010 SEMI-ANNUAL REPORT

Schedule of Investments
Quaker Capital Opportunities Fund
December 31, 2010

	Number	Fair
	of Shares	Value
Domestic Common Stocks — 75.18%
Communications —13.41%
Internet — 5.33%
Google, Inc.(a)	1,820	$1,081,025

Telecommunications — 8.08%
AT&T, Inc.	26,560	780,333
Qualcomm, Inc.	17,390	860,631

		1,640,964

Total Communications (Cost: $2,291,827)		2,721,989

Consumer, Cyclical — 7.46%
Retail — 7.46%
Best Buy Co., Inc.	19,000	651,510
Wal-Mart Stores, Inc.	16,000	862,880

		1,514,390

Total Consumer, Cyclical (Cost: $1,495,853)		1,514,390

Consumer, Non-cyclical —9.09%
Agriculture — 3.23%
Bunge Ltd.	10,000	655,200

Commercial Services — 5.86%
Mastercard, Inc.	2,800	627,508
Visa, Inc.	7,975	561,281

		1,188,789

Total Consumer, Non-cyclical (Cost: $1,846,048)		1,843,989

Energy —5.67%
Oil & Gas — 5.67%
Chevron Corp.	4,775	435,719
Exxon Mobil Corp.	9,770	714,382

		1,150,101

Total Energy (Cost: $1,040,149)		1,150,101

Financial —7.01%
Banks — 7.01%
Goldman Sachs Group, Inc.	4,625	777,740
JPMorgan Chase & Co.	15,200	644,784

		1,422,524

Total Financial (Cost: $1,385,797)		1,422,524

Healthcare —9.79%
Biotechnology — 6.09%
Gilead Sciences, Inc.(a)	14,800	536,352
Life Technologies Corp.(a)	12,600	699,300

		1,235,652

Pharmaceuticals — 3.70%
Abbott Laboratories	15,665	750,510
Total Healthcare (Cost: $1,928,003)		1,986,162

Industrial — 3.32%
Miscellaneous Manufacturing — 3.32%
Danaher Corp.	14,290	674,059

Total Industrial (Cost: $508,076)		674,059

Technology — 19.43%
Computers — 12.46%
Apple, Inc.(a)	2,485	801,562
Hewlett-Packard Co.	14,455	608,555
Microsoft Corp.	40,055	1,118,336

		2,528,453

Software — 6.97%
Activision Blizzard, Inc.	55,985	696,453
Oracle Corp.	22,950	718,335

		1,414,788

Total Technology (Cost: $3,398,278)		3,943,241

Total Domestic Common Stocks (Cost $13,894,031)		15,256,455

Foreign Common Stocks — 13.98%

Canada — 4.68%
Oil & Gas — 4.68%
Suncor Energy, Inc.	24,800	949,592

Total Canada (Cost: $866,468)		949,592

France — 3.00%
Oil & Gas — 3.00%

Total S.A. ADR	11,400	609,672

Total France (Cost: $628,892)		609,672

Israel —3.83%
Pharmaceuticals — 3.83%
Teva Pharmaceutical Industries Ltd. ADR	14,900	776,737

Total Israel (Cost: $827,741)		776,737

Switzerland — 2.47%
Oil & Gas — 2.47%
Noble Corp.	14,000	500,780

Total Switzerland (Cost: $527,079)		500,780

Total Foreign Common Stocks (Cost $2,850,180)		2,836,781

Exchange-Traded Funds — 8.20%
ETFS Gold Trust(a)	3,900	551,421
Market Vectors — Gold Miners ETF	12,000	737,640
Market Vectors Junior Gold Miners ETF	9,400	374,966

		1,664,027
Total Exchange-Traded Funds (Cost $1,567,915)		1,664,027
The accompanying notes are an integral part of the financial statements.
2010 SEMI-ANNUAL REPORT | 27

Schedule of Investments
Quaker Capital Opportunities Fund
December 31, 2010

	Number	Fair
	of Shares	Value
Short-Term Investment — 2.98%
Time Deposit — 2.98%
Wells Fargo 0.03%, 01/03/2011(b)	604,328	$604,328

Total Short-Term Investment (Cost $604,328)		604,328

Total Investments (Cost $18,916,454) — 100.34%		20,361,591

Liabilities in Excess of Other Assets, Net (0.34)%		(69,123)

Total Net Assets — 100.00%		$20,292,468

ADR	American Depositary Receipt

(a)	Non-income producing security.

(b)	The rate shown is the annualized seven-day yield at period end.
28 | 2010 SEMI-ANNUAL REPORT

Schedule of Investments
Quaker Mid-Cap Value Fund
December 31, 2010

	Number	Fair
	of Shares	Value
Common Stocks — 94.78%
Basic Materials — 6.65%
Chemicals — 6.65%
CF Industries Holdings, Inc.	1,606	$217,051
FMC Corp.	1,390	111,047
Sigma-Aldrich Corp.	2,329	155,018
Valspar Corp.	6,355	219,121

		702,237

Total Basic Materials (Cost: $475,476)		702,237

Consumer, Cyclical — 13.87%
Apparel — 3.92%
Gildan Activewear, Inc. (a)(b)	7,369	209,943
VF Corp.	2,373	204,505

		414,448

Home Furnishings — 2.70%
Harman International Industries, Inc.(b)	6,157	285,069

Leisure Time — 2.08%
WMS Industries, Inc.(b)	4,848	219,323

Retail — 5.17%
Advance Auto Parts, Inc.	3,262	215,781
American Eagle Outfitters, Inc.	11,745	171,829
Darden Restaurants, Inc.	3,419	158,779

		546,389

Total Consumer, Cyclical (Cost: $1,163,713)		1,465,229

Consumer, Non-cyclical — 4.99%
Agriculture — 1.44%
Bunge Ltd.	2,320	152,007

Food — 2.19%
Hormel Foods Corp.	4,513	231,336

Household Products — 1.36%
Church & Dwight Co., Inc.	2,091	144,321

Total Consumer, Non-cyclical (Cost: $412,619)		527,664

Energy — 14.18%

Oil & Gas — 11.59%
Atwood Oceanics, Inc.(b)	6,312	235,880
Pioneer Natural Resources Co.	2,770	240,492
SM Energy Co.	5,695	335,606
Ultra Petroleum Corp.(b)	4,421	211,191
Valero Energy Corp.	8,726	201,745

		1,224,914
Oil Equipment & Services — 2.59%
Oil States International, Inc.(b)	4,270	273,664

Total Energy (Cost: $965,271)		1,498,578

Financial — 20.38%
Banks — 7.64%
Comerica, Inc.	6,587	278,235
Huntington Bancshares, Inc.	29,288	201,209
Keycorp	11,873	105,076
Zions Bancorporation	9,201	222,940

		807,460

Diversified Financial Services — 4.35%
Ameriprise Financial, Inc.	5,151	296,440
Invesco Ltd.	6,789	163,343

		459,783

Insurance — 8.39%
Allied World Assurance Co. Holdings Ltd.	4,288	254,878
Genworth Financial, Inc.(b)	14,364	188,743
Reinsurance Group of America, Inc.	3,904	209,684
Torchmark Corp.	3,904	233,225

		886,530

Total Financial (Cost: $1,455,343)		2,153,773

Healthcare — 8.00%
Healthcare-Products — 4.55%
Patterson Cos., Inc.	4,562	139,734
St Jude Medical, Inc.(b)	4,867	208,064
Zimmer Holdings, Inc.(b)	2,479	133,073

		480,871

Pharmaceuticals — 3.45%
Cephalon, Inc.(b)	2,915	179,914
Forest Laboratories, Inc.(b)	5,789	185,132

		365,046

Total Healthcare (Cost: $717,556)		845,917

Industrial — 11.56%
Aerospace & Defense — 1.09%
L-3 Communications Holdings, Inc.	1,632	115,040

Electronics — 5.26%
FLIR Systems, Inc.(b)	7,620	226,695
Trimble Navigation Ltd.(b)	5,387	215,103
Waters Corp.(b)	1,462	113,612

		555,410

Hand & Machine Tools — 2.96%
Lincoln Electric Holdings, Inc.	3,191	208,277
Regal-Beloit Corp.	1,575	105,147

		313,424

Metal Fabricate & Hardware — 2.25%
Precision Castparts Corp.	1,707	237,631

Total Industrial (Cost: $882,091)		1,221,505

Technology — 4.22%
Semiconductors — 1.75%
Marvell Technology Group Ltd.(b)	9,937	184,331
The accompanying notes are an integral part of the financial statements.
2010 SEMI-ANNUAL REPORT | 29

Schedule of Investments
Quaker Mid-Cap Value Fund
December 31, 2010

	Number	Fair
	of Shares	Value
Common Stocks (Continued)
Software — 2.47%
Check Point Software Technologies(b)	3,496	$161,725
Nuance Communications, Inc.(b)	5,480	99,627

		261,352

Total Technology (Cost: $336,781)		445,683

Utilities — 10.93%
Electric — 4.95%
DPL, Inc.	8,259	212,339
PG&E Corp.	2,432	116,347
Xcel Energy, Inc.	8,265	194,640

		523,326

Gas — 5.98%
Centerpoint Energy, Inc.	14,091	221,511
Energen Corp.	3,785	182,664
UGI Corp.	7,193	227,155

		631,330

Total Utilities (Cost: $976,860)		1,154,656

Total Common Stocks (Cost $7,385,710)		10,015,242

Real Estate Investment Trusts — 4.47%
Boston Properties, Inc.	2,002	172,372
Health Care REIT, Inc.	2,530	120,529
Host Hotels & Resorts, Inc.	10,019	179,040

		471,941

Total Real Estate Investment Trusts (Cost $306,304)		471,941

Short-Term Investment — 2.00%

Investment Trust — 2.00%
Invesco AIM Liquid Assets Portfolio, 0.19%(c)(d)	211,045	211,045

Total Short-Term Investment (Cost $211,046)		211,045

Total Investments (Cost $7,903,060) — 101.25%		10,698,228

Liabilities in Excess of Other Assets, Net (1.25)%		(131,591)

Total Net Assets — 100.00%		$10,566,637

(a)	All or a portion of the security out on loan.

(b)	Non-income producing security.

(c)	Represents investment of collateral received from securities lending transactions.

(d)	The rate shown is the annualized seven-day yield at period end.
30 | 2010 SEMI-ANNUAL REPORTS

Schedule of Investments
Quaker Small-Cap Value Fund
December 31, 2010

	Number	Fair
	of Shares	Value
Common Stocks — 94.95%
Basic Materials — 4.89%
Chemicals — 2.50%
Cabot Corp.	14,500	$545,925
Ferro Corp. (a)	19,900	291,336
Minerals Technologies, Inc.	5,000	327,050
NewMarket Corp.	1,800	222,066

		1,386,377

Forest Products & Paper — 1.51%
Boise, Inc.	48,500	384,605
Buckeye Technologies, Inc.	11,800	247,918
Domtar Corp.	2,700	204,984

		837,507

Iron & Steel Production — 0.46%
Schnitzer Steel Industries, Inc.	3,900	258,921

Mining — 0.42%
Brush Engineered Materials, Inc.(a)	6,000	231,840

Total Basic Materials (Cost: $2,144,266)		2,714,645

Communications — 8.70%
Internet — 3.58%
Ancestry.com, Inc.(a)	7,600	215,232
InterActiveCorp (a)	15,200	436,240
Sohu.com, Inc.(a)	2,900	184,121
TIBCO Software, Inc.(a)	16,100	317,331
United Online, Inc.	55,300	364,980
Valueclick, Inc.(a)	29,300	469,679

		1,987,583

Telecommunications — 5.12%
Amdocs Ltd.(a)	9,800	269,206
Anixter International, Inc.	4,000	238,920
Black Box Corp.	11,100	425,019
Comtech Telecommunications Corp.	7,700	213,521
EMS Technologies, Inc.(a)	11,800	233,404
MetroPCS Communications, Inc.(a)	23,600	298,068
Plantronics, Inc.	12,200	454,084
Telephone & Data Systems, Inc.	7,900	288,745
USA Mobility, Inc.	23,900	424,703
		2,845,670

Total Communications (Cost: $3,803,213)		4,833,253

Consumer, Cyclical — 17.22%
Apparel — 2.52%
Deckers Outdoor Corp.(a)	6,600	526,284
The Warnaco Group, Inc.(a)	8,400	462,588
Timberland Co.(a)	16,600	408,194

		1,397,066

Auto Manufacturers — 1.24%
Navistar International Corp.(a)	4,100	237,431
Oshkosh Corp.(a)	12,800	451,072

		688,503

Auto Parts & Equipment — 1.62%
Federal-Mogul Corp.(a)	11,900	245,735
Standard Motor Products, Inc.	15,900	217,830
Superior Industries International, Inc.	20,500	435,010

		898,575

Distribution & Wholesale — 2.89%
Brightpoint, Inc.(a)	43,100	376,263
Fossil, Inc.(a)	4,700	331,256
Ingram Micro, Inc.(a)	24,600	469,614
Tech Data Corp.(a)	9,700	426,994

		1,604,127

Housewares — 0.80%
Toro Co.	7,200	443,808

Retail — 7.80%
Advance Auto Parts, Inc.	7,200	476,280
AnnTaylor Stores Corp.(a)	9,100	249,249
Asbury Automotive Group, Inc.(a)	15,700	290,136
Biglari Holdings, Inc.(a)	500	205,105
Cash America International, Inc.	6,000	221,580
Cato Corp.	13,700	375,517
CEC Entertainment, Inc.(a)	6,400	248,512
Denny’s Corp.(a)	61,300	219,454
Domino’s Pizza, Inc.(a)	13,800	220,110
Ezcorp, Inc.(a)	9,000	244,170
First Cash Financial Services, Inc.(a)	15,600	483,444
HOT Topic, Inc.	34,100	213,807
Lithia Motors, Inc.	15,400	220,066
PetSmart, Inc.	9,900	394,218
The Pantry, Inc.(a)	13,700	272,082

		4,333,730

Toys/Games/Hobbies — 0.35%
Jakks Pacific, Inc.(a)	10,800	196,776

Total Consumer, Cyclical (Cost: $7,761,385)		9,562,585

Consumer, Non-cyclical — 7.61%
Commercial Services — 6.19%
Apollo Group, Inc.(a)	5,800	229,042
Great Lakes Dredge & Dock Corp.	29,600	218,152
H&R Block, Inc.(b)	16,400	195,324
ITT Educational Services, Inc.(a)(b)	6,400	407,616
Korn/Ferry International(a)	13,700	316,607
Lincoln Educational Services Corp.	24,200	375,342
Net 1 UEPS Technologies, Inc.(a)	32,200	394,772
Pre-Paid Legal Services, Inc.(a)(b)	6,400	385,600
Rent-A-Center, Inc.	8,400	271,152
Sotheby’s	8,700	391,500
TeleTech Holdings, Inc.(a)	12,300	253,257

		3,438,364

Cosmetics & Personal Care — 0.43%
Elizabeth Arden, Inc.(a)	10,300	237,003
The accompanying notes are an integral part of the financial statements.
2010 SEMI-ANNUAL REPORT | 31

Schedule of Investments
Quaker Small-Cap Value Fund
December 31, 2010

	Number	Fair
	of Shares	Value
Common Stocks (Continued)
Food — 0.37%
Ruddick Corp.	5,600	$206,304

Household Products — 0.62%
Ennis, Inc.	20,000	342,000

Total Consumer, Non-cyclical (Cost: $4,170,723)		4,223,671

Diversified — 0.62%
Holding Companies-Diversified — 0.62%
Compass Diversified Holdings	19,500	344,955

Total Diversified (Cost: $292,675)		344,955

Energy — 7.17%
Oil & Gas — 6.00%
Clayton Williams Energy, Inc.(a)	5,500	461,835
Frontier Oil Corp.(a)	14,200	255,742
Hercules Offshore, Inc.(a)	78,500	271,610
Holly Corp.	12,900	525,933
Patterson-UTI Energy, Inc.	13,600	293,080
Pioneer Drilling Co.(a)	29,900	263,419
SEACOR Holdings, Inc.	2,100	212,289
Vaalco Energy, Inc.(a)	47,700	341,532
W&T Offshore, Inc.(b)	21,500	384,205
Western Refining, Inc.(a)(b)	30,700	324,806

		3,334,451

Oil & Gas Services — 1.17%
Basic Energy Services, Inc.(a)	15,200	250,496
Complete Production Services, Inc.(a)	9,200	271,860
Gulf Island Fabrication, Inc.	4,500	126,810

		649,166

Total Energy (Cost: $2,769,747)		3,983,617

Financial — 14.72%
Banks — 1.64%
First Citizens BancShares, Inc.	1,100	207,955
Huntington Bancshares, Inc.	36,300	249,381
International Bancshares Corp.	22,600	452,678

		910,014

Diversified Financial Services — 2.82%
BGC Partners, Inc.	34,800	289,188
Calamos Asset Management, Inc.	16,300	228,200
Cohen & Steers, Inc. (b)	8,100	211,410
The NASDAQ OMX Group, Inc.(a)	17,800	422,038
World Acceptance Corp.(a)(b)	7,900	417,120

		1,567,956

Insurance — 8.35%
Allied World Assurance Co. Holdings Ltd.	4,300	255,592
Amtrust Financial Services, Inc.	15,100	264,250
Assurant, Inc.	7,400	285,048
Axis Capital Holdings Ltd.	13,700	491,556
Infinity Property & Casualty Corp.	7,200	444,960
Life Partners Holdings, Inc.(b)	11,000	210,430
Meadowbrook Insurance Group, Inc.	24,200	248,050
Montpelier Re Holdings Ltd.	24,800	494,512
Platinum Underwriters Holdings Ltd.	4,900	220,353
RenaissanceRe Holdings Ltd.	7,300	464,937
Safety Insurance Group, Inc.	4,700	223,579
StanCorp Financial Group, Inc.	9,600	433,344
Universal American Corp.	29,400	601,230

		4,637,841

Real Estate — 0.79%
Jones Lang LaSalle, Inc.	5,200	436,384

Savings & Loans — 1.12%
Dime Community Bancshares	27,400	399,766
Provident Financial Services, Inc.	14,600	220,898

		620,664

Total Financial (Cost: $6,982,208)		8,172,859

Healthcare — 11.98%
Biotechnology — 1.65%
Myriad Genetics, Inc.(a)	9,700	221,548
PDL BioPharma, Inc.	63,800	397,474
United Therapeutics Corp.(a)	4,700	297,134

		916,156

Healthcare-Products — 0.69%
ICU Medical, Inc.(a)	10,500	383,250

Healthcare-Services — 4.54%
Air Methods Corp.(a)	5,100	286,977
AMERIGROUP Corp.(a)	11,400	500,688
Health Net, Inc.(a)	16,600	453,014
Kindred Healthcare, Inc.(a)	11,000	202,070
Magellan Health Services, Inc.(a)	9,500	449,160
Molina Healthcare, Inc.(a)	7,900	220,015
WellCare Health Plans, Inc.(a)	13,400	404,948

		2,516,872

Pharmaceuticals — 5.10%
Cephalon, Inc.(a)	7,100	438,212
Herbalife Ltd.	6,900	471,753
Jazz Pharmaceuticals, Inc.(a)	13,800	271,584
PharMerica Corp.(a)	20,500	234,725
Questcor Pharmaceuticals, Inc.(a)	16,300	240,099
Spectrum Pharmaceuticals, Inc.(a)(b)	38,500	264,495
The Medicines Co.(a)	23,900	337,707
USANA Health Sciences, Inc.(a)(b)	6,600	286,770
Viropharma, Inc.(a)	16,600	287,512

		2,832,857

Total Healthcare (Cost: $5,400,325)		6,649,135

Industrial — 12.65%
Aerospace & Defense — 0.40%
Ducommun, Inc.	10,300	224,334
32 | 2010 SEMI-ANNUAL REPORT

Schedule of Investments
Quaker Small-Cap Value Fund
December 31, 2010

	Number	Fair
	of Shares	Value
Common Stocks (Continued)

Electrical Components & Equipment — 0.88%
Encore Wire Corp.	9,300	$233,244
Graham Corp.	12,800	256,000

		489,244
Electronics — 1.25%
Arrow Electronics, Inc.(a)	12,100	414,425
Vishay Intertechnology, Inc.(a)	19,200	281,856

		696,281

Engineering & Construction — 1.69%
Dycom Industries, Inc.(a)	16,100	237,475
KBR, Inc.	15,700	478,379
Tutor Perini Corp.	10,400	222,664

		938,518

Machinery-Diversified — 2.88%
Applied Industrial Technologies, Inc.	13,100	425,488
Gardner Denver, Inc.	5,900	406,038
NACCO Industries, Inc.	2,600	281,762
Zebra Technologies Corp.(a)	12,800	486,272

		1,599,560

Metal Fabricate & Hardware — 0.46%
Worthington Industries, Inc.	13,800	253,920

Miscellaneous Manufacturing — 2.47%
EnPro Industries, Inc.(a)	10,400	432,224
LSB Industries, Inc.(a)	9,800	237,748
Movado Group, Inc.(a)	15,200	245,328
Raven Industries, Inc.	4,700	224,143
Sturm Ruger & Co.(b)	15,200	232,408

		1,371,851

Transportation — 2.62%
Atlas Air Worldwide Holdings, Inc.(a)	3,700	206,571
DryShips, Inc.(a)(b)	47,900	263,450
Genco Shipping & Trading Ltd.(a)(b)	14,500	208,800
Old Dominion Freight Line, Inc.(a)	7,900	252,721
Ryder System, Inc.	9,900	521,136

		1,452,678

Total Industrial (Cost: $5,851,230)		7,026,386

Technology — 5.43%
Computers — 2.30%
CGI Group, Inc.(a)	16,800	289,968
Insight Enterprises, Inc.(a)	28,200	371,112
SRA International, Inc.(a)	20,500	419,225
Syntel, Inc.	4,100	195,939

		1,276,244

Semiconductors — 1.92%
GT Solar International, Inc.(a)(b)	31,300	285,456
LSI Corp.(a)	60,500	362,395
QLogic Corp.(a)	11,500	195,730
Tessera Technologies, Inc.(a)	10,100	223,715

		1,067,296

Software — 1.21%
Epicor Software Corp.(a)	22,200	224,220
Quest Software, Inc.(a)	16,200	449,388

		673,608

Total Technology (Cost: $2,777,809)		3,017,148

Utilities — 3.96%
Electric — 2.99%
El Paso Electric Co.(a)	15,300	421,209
Great Plains Energy, Inc.(b)	22,600	438,214
NV Energy, Inc.	28,600	401,830
Portland General Electric Co.	18,400	399,280

		1,660,533

Gas — 0.97%
Energen Corp.	11,100	535,686

Total Utilities (Cost: $1,889,977)		2,196,219

Total Common Stocks (Cost $43,843,558)		52,724,473

Real Estate Investment Trusts — 3.75%
Apartment Investment & Management Co.	13,900	359,176
Ashford Hospitality Trust, Inc.(a)	42,500	410,125
CBL & Associates Properties, Inc.	17,400	304,500
National Health Investors, Inc.	10,800	486,216
Taubman Centers, Inc.	10,400	524,992

		2,085,009

Total Real Estate Investment Trusts (Cost $1,464,373)		2,085,009

Short-Term Investments — 8.39%

Investment Trust — 6.95%
Invesco AIM Liquid Assets Portfolio, 0.19% (c )(d)	3,858,961	3,858,961

Time Deposit — 1.44%
Citibank, 0.03%, 01/03/2011(d)	799,887	799,887

Total Short-Term Investments (Cost $4,658,849)		4,658,848

Total Investments (Cost $49,966,780) — 107.09%		59,468,330

Liabilities in Excess of Other Assets, Net (7.09)%		(3,939,339)

Total Net Assets — 100.00%		$55,528,991

(a)	Non-income producing security.

(b)	All or a portion of the security out on loan.

(c)	Represents investment of collateral received from securities lending transactions.

(d)	The rate shown is the annualized seven-day yield at period end.
The accompanying notes are an integral part of the financial statements.
2010 SEMI-ANNUAL REPORT | 33

Statements of Assets and Liabilities
December 31, 2010 (unaudited)

	Tactical Allocation Funds
	Quaker		Quaker	Quaker
	Akros Absolute	Quaker Event	Global Tactical	Long-Short Tactical
	Strategies Fund	Arbitrage Fund	Allocation Fund	Allocation Fund

ASSETS:
Investments, at value	$8,822,085	$21,161,675	$25,371,751	$2,404,086
Cash	10,001	6,289,246	93,806	2,967,939
Deposits with brokers for securities sold short	4,185,213	661,489	569,044	571
Receivables:
Dividends and interest	5,016	2,684	10,873	—
Due from Advisor	52,961	31,080	—	—
Capital shares sold	232,407	1,815,847	17,741	60
Investment securities sold	38,596	262,561	846,286	84,888
Securities lending income	—	—	764	—
Prepaid expenses and other assets	16,686	22,290	9,721	3,612

Total assets	13,362,965	30,246,872	26,919,986	5,461,156

LIABILITIES:
Call Options Written, at value	6,560	49,275	970	—
Securities sold short, at value	2,202,137	4,416,920	—	1,753,785
Unrealized appreciation (depreciation) on Futures	1,913	—	—	—
Cash Overdraft	—	—	—	—
Payables:
Due to Advisor (Note 3)	29,214	36,500	24,317	5,763
Capital shares redeemed	—	5,022	68,888	31,287
Upon return of securities loaned	—	—	2,824,329	—
Investment securities purchased	—	1,499,036	789,460	79,371
Dividends on securites sold short	1,351	—	—	—
Distributions fees	1,980	4,584	10,451	1,359
Trustee expenses	987	151	2,810	852
Accrued expenses	8,721	3,101	51,272	9,119

Total liabilities	2,252,863	6,014,589	3,772,497	1,881,536

NET ASSETS	$11,110,102	$24,232,283	$23,147,489	$3,579,620

NET ASSETS CONSIST OF:
Paid-in capital	$11,664,276	$24,734,503	$36,417,089	$7,475,028
Accumulated net realized gain (loss) on investments	56,961	(225,981)	(16,083,438)	(3,750,970)
Accumulated net investment gain (loss)	(66,014)	110,520	(201,392)	(98,381)
Net unrealized appreciation (depreciation) on investments	(545,121)	(386,759)	3,015,230	(46,057)

Total Net Assets	$11,110,102	$24,232,283	$23,147,489	$3,579,620

Total Investments, at Cost	$8,949,778	$21,078,417	$22,357,261	$2,412,506

Proceeds from Securities Sold Short	1,783,580	3,932,219	—	1,716,149
Premiums on options	9,603	63,895	1,710	—
Market value of securities loaned	—	—	2,780,670	—

Class A Shares:
Net Assets	$9,436,392	$17,629,497	$12,884,767	$1,457,104

Shares of Beneficial interest outstanding(1)	1,055,547	1,401,006	1,762,434	200,709

Net Asset Value per share and redemption(2) price per share	$8.94	$12.58	$7.31	$7.26

Offering price per share (100 ÷ 94.50) net asset value per share	$9.46	$13.31	$7.74	$7.68

Class C Shares:
Net Assets	$23,163	$1,826,249	$9,219,132	$1,080,758

Shares of Beneficial interest outstanding(1)	2,599	145,226	1,287,108	150,535

Net Asset Value per share and redemption(2) price per share	$8.91	$12.58	$7.16	$7.18

Class I Shares:
Net Assets	$1,650,547	$4,776,537	$1,043,590	$1,041,758

Shares of Beneficial interest outstanding(1)	184,447	379,433	125,633	142,825

Net Asset Value per share and redemption(2) price per share	$8.95	$12.59	$8.31	$7.29

(1)	Unlimited number of shares of beneficial interest with a $0.01 par value, authorized.

(2)	Redemption price per share may be reduced for any applicable contingent deferred sales charge.
34 | 2010 SEMI-ANNUAL REPORT

Tactical Allocation Funds		Traditional Funds
Quaker Small-Cap	Quaker	Quaker Capital	Quaker	Quaker
Growth Tactical	Strategic	Opportunities	Mid-Cap	Small-Cap
Allocation Fund	Growth Fund	Fund	Value Fund	Value Fund

$26,106,745	$349,901,128	$20,361,591	$10,698,228	$59,468,330
1,000,000	—	—	—	—
—	5,784,276	—	—	—

5,780	349,181	14,276	9,980	36,672
—	—	—	—	—
25,100	268,064	6,826	87	19,141
25,547	8,333,137	—	96,072	—
—	8,850	—	27	3,338
14,474	143,768	10,372	5,530	39,806

27,177,646	364,788,404	20,393,065	10,809,924	59,567,287

—	83,194	—	—	—
—	—	—	—	—
—	—	—	—	—
—	135,529	—	7,391	—

23,228	389,984	16,021	9,419	46,802
165,624	1,541,008	57,179	2,343	33,539
—	26,554,151	—	211,045	3,858,961
134,379	561,898	—	—	—
—	—	—	—	—
10,651	103,413	3,791	3,889	6,553
2,729	58,365	1,589	1,073	12,115
18,539	331,544	22,017	8,127	80,326

355,150	29,759,086	100,597	243,287	4,038,296

$26,822,496	$335,029,318	$20,292,468	$10,566,637	$55,528,991

$27,311,039	$769,307,701	$19,715,689	$19,012,148	$65,840,826
119,773	(483,495,504)	(854,821)	(11,192,998)	(19,868,555)
(269,373)	(2,190,266)	(13,537)	(47,682)	55,170
(338,943)	51,407,387	1,445,137	2,795,169	9,501,550

$26,822,496	$335,029,318	$20,292,468	$10,566,637	$55,528,991

$26,445,688	$298,485,172	$18,916,454	$7,903,060	$49,966,780

—	—	—	—	—
74,625	—	—	—	—
—	25,980,549	—	207,692	3,858,961

$13,200,582	$245,668,989	$6,282,168	$7,503,340	$21,235,530

1,371,807	15,008,563	714,538	497,083	1,419,342

$9.62	$16.37	$8.79	$15.09	$14.96

$10.18	$17.32	$9.30	$15.97	$15.83

$8,717,114	$55,547,008	$2,748,806	$2,686,128	$2,482,464

922,000	3,740,501	334,302	196,259	192,779

$9.45	$14.85	$8.22	$13.69	$12.88

$4,904,800	$33,813,321	$11,261,494	$377,169	$31,810,997

505,495	2,005,051	1,275,225	24,083	2,049,766

$9.70	$16.86	$8.83	$15.66	$15.52

The accompanying notes are an integral part of the financial statements.
2010 SEMI-ANNUAL REPORT | 35

Statements of Operations
For the Six-Month Period Ended December 31, 2010 (unaudited)

	Tactical Allocation Funds
	Quaker		Quaker	Quaker
	Akros Absolute	Quaker Event	Global Tactical	Long-Short Tactical
	Strategies Fund	Arbitrage Fund	Allocation Fund	Allocation Fund

INVESTMENT INCOME
Income:
Dividends (net of foreign withholding taxes)	$8,057	$59,378	$125,180	$20,787
Interest	3,723	222,216	—	5,740
Securities lending income	—	—	8,175	—

Total Income	11,780	281,594	133,355	26,527

Expenses:
Due to prime broker	6,616	11,257	2,141	23,966
Investment advisory fees (Note 3)	42,723	98,408	143,941	41,964
Fund administration, accounting, and transfer agent fees (Note 3)	21,077	14,836	42,940	14,081
Custody fees	5,251	12,392	45,476	31,321
Trustee fees and meeting expenses	1,402	2,078	6,821	1,950
Legal fees	695	279	920	300
Audit fees	11,420	1,510	3,657	1,238
Distribution Fee — Class A	8,160	14,414	15,972	3,355
Distribution Fee — Class C	26	5,733	46,596	7,066
Officers’ compensation fees	1,484	1,778	3,802	986
Registration and filing expenses	4,907	253	6,979	1,640
Printing expenses	4,795	5,466	8,225	2,951
Dividends and Interest on securities sold short	23,892	10,947	4,685	927
Other operating expenses	3,331	5,201	2,592	(461)

Total expenses	135,779	184,552	334,747	131,284

Less:
Investment advisory fees waived & reimbursed (Note 3)	(57,985)	(21,434)	—	—
Net expenses	77,794	163,118	334,747	131,284

Net investment income (loss)	(66,014)	118,476	(201,392)	(104,757)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) from investments, (excluding short securities)	129,363	(251,450)	1,640,273	355,912
Net realized gain (loss) from short securities	102	12,118	12,796	(593,666)
Net realized gain (loss) from written options	74,013	11,723	(11,553)	—
Net realized loss on futures	(50,022)	—	—	—
Net realized gain from foreign currency transactions	9,805	1,633	—	—
Net unrealized appreciation on investments (excluding short securities)	383,816	811,999	3,356,065	145,546
Net unrealized appreciation (depreciation) on short securities	(361,246)	(667,541)	(21,789)	(388,513)
Net unrealized appreciation (depreciation) on written options	3,274	(10,541)	(793)	—
Net unrealized (loss) on futures	(48,540)	—	—	—
Net unrealized appreciation on foreign currency	—	4,601	—	—

Net realized and unrealized gain (loss) on investments and foreign currency transactions	140,565	(87,458)	4,974,999	(480,721)

Net increase (decrease) in net assets resulting from operations	$74,551	$31,018	$4,773,607	$(585,478)

Foreign withholding taxes on dividends	$(536)	$—	$(5,903)	$(347)

36 | 2010 SEMI-ANNUAL REPORT

Tactical Allocation Funds		Traditional Funds
Quaker Small-Cap	Quaker	Quaker Capital	Quaker	Quaker
Growth Tactical	Strategic	Opportunities	Mid-Cap	Small-Cap
Allocation Fund	Growth Fund	Fund	Value Fund	Value Fund

$33,983	$2,103,802	$161,447	$66,323	$632,670
1,856	2,678	140	24	87
—	33,987	—	162	24,834

35,839	2,140,467	161,587	66,509	657,591

—	—	—	—	—
144,333	2,447,114	90,919	53,021	331,070

47,073	572,322	25,348	18,972	114,752
15,213	64,662	10,956	9,864	21,437
8,566	107,244	5,557	2,829	24,861
1,055	15,481	723	375	3,164
5,311	61,081	3,205	1,500	12,617
17,460	367,485	8,506	8,999	25,023
47,743	296,028	16,287	13,019	11,329
4,927	62,641	3,177	1,628	12,330
2,925	149,325	3,546	2,547	21,564
9,502	143,333	6,086	3,163	30,162
—	—	—	—	—
1,104	44,017	814	199	5,051

305,212	4,330,733	175,124	116,116	613,360

—	—	—	—	—
305,212	4,330,733	175,124	116,116	613,360

(269,373)	(2,190,266)	(13,537)	(49,607)	44,231

424,161	18,782,708	403,797	517,985	5,094,508
—	(17,672)	—	—	—
—	(24,886)	—	—	—
—	—	—	—	—
—	—	—	—	—

679	59,649,099	2,729,712	1,820,558	10,113,443

—	—	—	—	—

—	(33,069)	—	—	—
—	—	—	—	—
—	—	—	—	—

424,840	78,356,180	3,133,509	2,338,543	15,207,951

$155,467	$76,165,914	$3,119,972	$2,288,936	$15,252,182

$—	$(64,578)	$(2,189)	$—	$(101)

The accompanying notes are an integral part of the financial statements.
2010 SEMI-ANNUAL REPORT | 37

Statements of Changes in Net Assets
For the Six-Month Period Ended December 31, 2010 (unaudited)

	Tactical Allocation Funds
	Quaker		Quaker	Quaker
	Akros Absolute	Quaker Event	Global Tactical	Long-Short Tactical
	Strategies Fund	Arbitrage Fund	Allocation Fund	Allocation Fund

INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income (loss)	$(66,014)	$118,476	$(201,392)	$(104,757)
Net realized gain (loss) from investment transactions and foreign currency transactions	163,159	(238,094)	1,628,720	355,912
Net realized gain (loss) from securities sold short	102	12,118	12,796	(593,666)
Change in net unrealized appreciation (depreciation) on investments	(22,696)	138,518	3,333,483	(242,967)

Net increase (decrease) in net assets resulting from operations	74,551	31,018	4,773,607	(585,478)

Distributions to shareholders from
Net investment income — Class A	—	(83,662)	—	—
Net investment income — Class C	—	(4,905)	—	—
Net investment income — Class I	—	(28,257)	—	—
Net realized capital gain — Class A	(288,504)	(46,007)	—	—
Net realized capital gain — Class C	(724)	(4,938)	—	—
Net realized capital gain — Class I	(52,272)	(13,204)	—	—

Total Distributions	(341,500)	(180,973)	—	—

Capital share transactions
Increase (Decrease) in net assets from fund share transactions (Note 8)	1,393,959	19,125,102	(4,903,561)	(4,180,008)

Total increase (decrease) in net assets	1,127,010	18,975,147	(129,954)	(4,765,486)

NET ASSETS
Beginning of period	9,983,092	5,257,136	23,277,443	8,345,106

End of period	$11,110,102	$24,232,283	$23,147,489	$3,579,620

Accumulated net investment income (loss), at end of period	$(66,014)	$118,476	$(201,392)	$(104,757)

For the Period Ended June 30, 2010*
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income (loss)	$(100,115)	$108,867	$(412,081)	$(364,155)
Net realized gain (loss) from investment transactions and foreign currency transactions	345,186	(388,368)	4,470,738	(244,367)
Net realized gain (loss) from securities sold short	60,631	592,372	(254,470)	(1,755,664)
Change in net unrealized appreciation (depreciation) on investments	(381,443)	(72,556)	(806,656)	288,601

Net increase (decrease) in net assets resulting from operations	(75,741)	240,315	2,997,531	(2,075,585)

Distributions to shareholders from
Net investment income — Class I	—	—	—	—
Net realized capital gain — Class A	(265,719)	—	—	—
Net realized capital gain — Class C	—	—	—	—
Net realized capital gain — Class I	—	—	—	—

Total Distributions	(265,719)	—	—	—

Capital share transactions
Increase (Decrease) in net assets from fund share transactions (Note 8)	6,260,404	2,098,801	(7,712,372)	5,010,171

Total increase (decrease) in net assets	5,918,944	2,339,116	(4,714,841)	2,934,586

NET ASSETS
Beginning of period	4,064,148	2,918,020	27,992,284	5,410,520

End of period	$9,983,092	$5,257,136	$23,277,443	$8,345,106

Accumulated net investment income (loss), at end of period	$—	$108,867	$(412,081)	$(364,155)

*	For the Quaker Akros Absolute Strategies Fund, information is given for the period ended August 31, 2010, this being the year end of the Akros Absolute Return Fund prior to the Reorganization.
38 | 2010 SEMI-ANNUAL REPORT

Tactical Allocation Funds		Traditional Funds
Quaker Small-Cap	Quaker	Quaker Capital	Quaker	Quaker
Growth Tactical	Strategic	Opportunities	Mid-Cap	Small-Cap
Allocation Fund	Growth Fund	Fund	Value Fund	Value Fund

$(269,373)	$(2,190,266)	$(13,537)	$(49,607)	$44,231

424,161	18,757,822	403,797	517,985	5,094,508
—	(17,672)	—	—	—

679	59,616,030	2,729,712	1,820,558	10,113,443

155,467	76,165,914	3,119,972	2,288,936	15,252,182

—	—	—	—	—
—	—	—	—	—
—	—	—	—	—
(316,211)	—	—	—	—
(211,202)	—	—	—	—
(116,906)	—	—	—	—

(644,319)	—	—	—	—

351,098	(131,016,915)	(1,315,614)	(1,190,467)	(42,210,389)

(137,754)	(54,851,001)	1,804,358	1,098,469	(26,958,207)

26,960,250	389,880,319	18,488,110	9,468,168	82,487,198

$26,822,496	$335,029,318	$20,292,468	$10,566,637	$55,528,991

$(269,373)	$(2,190,266)	$(13,537)	$(49,607)	$44,231

$(289,402)	$(4,216,373)	$(73,226)	$(64,142)	$(405,492)

1,504,391	89,299,143	888,097	1,669,303	9,414,276
—	(120,222)	—	—	—

(801,914)	(25,222,583)	(1,579,131)	1,052,326	5,563,208

413,075	59,739,965	(764,260)	2,657,487	14,571,992

—	—	—	—	(58,560)
(617,913)	—	—	—	—
(694,222)	—	—	—	—
(117,771)	—	—	—	—

(1,429,906)	—	—	—	(58,560)

18,447,555	(244,304,110)	7,107,337	(3,120,376)	(15,672,645)

17,430,724	(184,564,145)	6,343,077	(462,889)	(1,159,213)

9,529,526	574,444,464	12,145,033	9,931,057	83,646,411

$26,960,250	$389,880,319	$18,488,110	$9,468,168	$82,487,198

$(289,402)	$(4,216,373)	$(73,226)	$(64,142)	$(405,492)

The accompanying notes are an integral part of the financial statements.
2010 SEMI-ANNUAL REPORT | 39

Financial Highlights
Quaker Akros Absolute Strategies Fund
(For a Share Outstanding Throughout the Period)

	Class A
	For the Four-
	Months Period
	from September 1,	Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	2010 to December 31,	August 31,	August 31,	August 31,	August 31,	August 31,
	2010(1)	2010	2009	2008	2007	2006†

Net asset value, beginning of period	$9.16	$9.84	$9.68	$9.46	$10.07	$10.00

Income from investment operations
Net investment income(2)	(0.06)	(0.09)	(0.06)	0.07	0.17	0.12
Net realized and unrealized gain on investments	0.13	(0.06)	0.51	0.64	(0.21)	(0.01)

Total from investment operations	0.07	(0.15)	(0.45)	0.71	(0.04)	0.11

Distributions to shareholders from:
Net investment income	—	—	(0.07)	(0.16)	(0.11)	(0.02)
Net realized capital gain	(0.29)	(0.53)	(0.22)	(0.33)	(0.46)	(0.02)

Total distributions	(0.29)	(0.53)	(0.29)	(0.49)	(0.57)	(0.04)

Paid-in capital from redemption fees	—	0.00 ‡	—	—	—	—

Net asset value, end of period	$8.94	$9.16	$9.84	$9.68	$9.46	$10.07

Total Return(3)	0.74%††	(1.45)%	(5.30)%	7.95%	(0.47)%	1.05	%*

Ratios/supplemental data
Net assets, end of period (000’s omitted)	$9,436	$9,983	$4,064	$2,733	$2,362	$2,190
Ratio of expenses to average net assets:
Expenses before reductions	3.61%	4.77%	7.52%	8.91%	8.88%	10.36	%**
Expenses net of fee waivers, if any	1.99%	2.28%	2.03%	2.18%	2.45%	2.12	%**
Expenses before reductions (excluding dividend and interest expense for securities sold short)	2.98%	4.48%	7.48%	8.72%	8.42%	10.23	%**
Expenses net of all reductions (excluding dividend and interest expense for securities sold short)	1.37%	1.99%	1.99%	1.99%	1.99%	1.99	%**
Ratio of net investment income to average net assets:
Before waiver and expense reimbursement***	(3.50)%	(4.12)%	(6.25)%	(5.90)%	(4.64)%	(6.55)	%**
After waiver and expense reimbursement***	(1.88)%	(1.63)%	(0.77)%	0.83%	1.79%	1.69	%**
Portfolio turnover rate	100.38%	373.76%	456.41%	249.85%	301.09%	364.47	%*

(1)	Ratios have been annualized, total return and portfolio turnover have not been annualized.

(2)	The average shares outstanding method has been applied for per share information.

(3)	Total investment return is based on the change in net asset value of a share during the period, assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.
†	The Akros Absolute Return Fund commenced operations on September 30, 2005.

††	The returns shown represent performance for a period of less than six-months.

*	Not annualized.

**	Annualized.

***	The net investment income (loss) ratios include dividends on short positions.

‡	Less than 0.5 cent per share.
40 | 2010 SEMI-ANNUAL REPORT

Class C
For the Period
October 4, 2010
(Commencement of
Operations)
to December 31,
2010(1)

Net asset value, beginning of period	$9.23

Income from investment operations
Net investment income(2)	(0.06)
Net realized and unrealized gain on investments	0.03

Total from investment operations	(0.03)

Distributions to shareholders from:
Net realized capital gain	(0.29)

Total distributions	(0.29)

Net asset value, end of period	$8.91

Total Return(3)	(0.57)%†

Ratios/supplemental data
Net assets, end of period (000’s omitted)	$23
Ratio of expenses to average net assets:
Expenses before reductions	4.56%
Expenses net of fee waivers, if any	2.74%
Expenses before reductions (excluding dividend and interest expense for securities sold short)	3.42%
Expenses net of all reductions (excluding dividend and interest expense for securities sold short)	1.16%
Ratio of net investment income to average net assets:
Before waiver and expense reimbursement	(4.49) %*
After waiver and expense reimbursement	(2.69) %*
Portfolio turnover rate	100.38%

(1)	Ratios have been annualized, total return and portfolio turnover have not been annualized.

(2)	The average shares outstanding method has been applied for per share information.

(3)	Total investment return is based on the change in net asset value of a share during the period, assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.
†	The returns shown represent performance for a period of less than six-months.

*	The net investment income (loss) ratios include dividends on short positions.
The accompanying notes are an integral part of the financial statements.
2010 SEMI-ANNUAL REPORT | 41

Financial Highlights
Quaker Akros Absolute Strategies Fund
(For a Share Outstanding Throughout the Period)

Institutional Class
For the Period
October 4, 2010
(Commencement of
Operations)
to December 31,
2010(1)

Net asset value, beginning of period	$9.24

Income from investment operations
Net investment income(2)	(0.03)
Net realized and unrealized gain on investments	0.03

Total from investment operations	—

Distributions to shareholders from:
Net realized capital gain	(0.29)

Total distributions	(0.29)

Net asset value, end of period	$8.95

Total Return(3)	(0.13)%†

Ratios/supplemental data
Net assets, end of period (000’s omitted)	$1,651
Ratio of expenses to average net assets:
Expenses before reductions	3.27%
Expenses net of fee waivers, if any	1.74%
Expenses before reductions (excluding dividend and interest expense for securities sold short)	2.28%
Expenses net of all reductions (excluding dividend and interest expense for securities sold short)	0.55%
Ratio of net investment income to average net assets:
Before waiver and expense reimbursement	(2.88) %*
After waiver and expense reimbursement	(1.37) %*
Portfolio turnover rate	100.38%

(1)	Ratios have been annualized, total return and portfolio turnover have not been annualized.

(2)	The average shares outstanding method has been applied for per share information.

(3)	Total investment return is based on the change in net asset value of a share during the period, assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.

†	The returns shown represent performance for a period of less than six-months.

*	The net investment income (loss) ratios include dividends on short positions.
The accompanying notes are an integral part of the financial statements.
42 | 2010 SEMI-ANNUAL REPORT

[This page intentionally left blank]

Financial Highlights
Quaker Event Arbitrage Fund
(For a Share Outstanding Throughout the Period)

	Class A
	For the Six-
	Months period
	from July 1,	For the period		Year	Year	Year	Year
	2010 to	January 1, 2010		Ended	Ended	Ended	Ended
	December 31,	to June 30,		December 31,	December 31,	December 31,	December 31,
	2010(1)	2010		2009	2008	2007	2006

Net asset value, beginning of period	$12.54	$11.80		$9.23	$12.43	$13.20	$12.98

Income From investment Operations
Net investment loss(2)	0.09	0.34		(0.05)	(0.01)	0.15	0.10
Net realized and unrealized gain (loss) on investments	0.05	0.40		2.62	(3.19)	(0.15)	1.36

Total from investment operations	0.14	0.74		2.57	(3.20)	—	1.46

Distributions to shareholders from:
Net investment income	(0.06)	—		—	—	(0.08)	—
Net realized capital gain	(0.04)	—		—	—	(0.55)	(1.24)
Return of capital	—	—		—	—	(0.14)	—

Total distributions	0.10	—		—	—	(0.77)	(1.24)

Net asset value, end of period	$12.58	$12.54		$11.80	$9.23	$12.43	$13.20

Total Return(3)	(4.45)%	6.27%		27.84%	(25.74)%	(0.03)%	11.23%

Ratios/supplemental data
Net assets, end of period (000’s omitted)	$17,629	$4,283		$2,918	$1,847	$3,503	$1,786
Ratio of expenses to average net assets:
Expenses before reductions	2.26%	3.25	%**	3.86%	3.51%	2.10%	2.84%
Expenses net of fee waivers, if any	1.99%	2.44	%**	1.91%	2.00%	1.50%	1.50%
Expenses before reductions (excluding dividend and interest expense for securities sold short)	2.12%	2.56	%**	3.46%	3.02%	2.09%	2.84%
Expenses net of all reductions (excluding dividend and interest expense for securities sold short)	1.85%	1.76	%**	1.50%	1.50%	1.50%	1.50%
Ratio of net investment income (loss) to average net assets:	1.37%	5.59	%**	(0.47)%	(0.13)%	0.57%	0.63%
Before waiver and expense reimbursement***	1.10%
Portfolio turnover rate	47.51%	138.58	%*	226.00%	224.66%	249.36%	169.02%

(1)	Ratios have been annualized, total return and portfolio turnover have not been annualized.

(2)	The average shares outstanding method has been applied for per share information.

(3)	Total investment return is based on the change in net asset value of a share during the period, assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.

*	Not Annualized

**	Annualized

***	The net investment income (loss) ratios include dividends on short positions.
44 | 2010 SEMI-ANNUAL REPORT

	Class C
	For the Six-	For the
	Months period	period June 7, 2010
	from July 1, 2010	(commencement
	to December 31,	of operations) to
	2010(1)	June 30, 2010

Net asset value, beginning of period	$12.55	$12.35

Income from investment operations
Net investment loss(2)	0.06	(0.21)
Net realized and unrealized loss on investments	0.04	0.41

Total from investment operations	0.10	0.20

Distributions to shareholders from:
Net investment income	(0.03)	—
Net realized capital gain	(0.04)	—

Total distributions	(0.07)	—

Net asset value, end of period	$12.58	$12.55

Total Return(3)	0.80%	1.62	%†*

Ratios/supplemental data

Net assets, end of period (000’s omitted)	$1,826	$231
Ratio of expenses to average net assets:
Expenses before reductions	3.02%	2.74	%**
Expenses net of fee waivers, if any	2.74%	2.74	%**
Expenses before reductions (excluding dividend and interest expense for securities sold short)	2.88%	2.52	%**
Expenses net of all reductions (excluding dividend and interest expense for securities sold short)	2.59%	2.52	%**
Ratio of net investment income to average net assets:	0.99%	(29.65)	%**
Before waiver and expense reimbursement***	0.71%
Portfolio turnover rate	47.51%	138.58	%(4)*

(1)	Ratios have been annualized, total return and portfolio turnover have not been annualized.

(2)	The average shares outstanding method has been applied for per share information.

(3)	Total investment return is based on the change in net asset value of a share during the period, assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.

(4)	Portfolio turnover for this class is for the period January 1, 2010 to June 30, 2010.

†	The returns shown represent performance for a period of less than one year.

*	Not Annualized

**	Annualized

***	The net investment income (loss) ratios include dividends on short positions.
The accompanying notes are an integral part of the financial statements.
2010 SEMI-ANNUAL REPORT | 45

Financial Highlights
Quaker Event Arbitrage Fund
(For a Share Outstanding Throughout the Period)

	Institutional Class
	For the	For the
	Six-Months	period June 7, 2010
	period from	(commencement
	July 1, 2010 to	of operations) to
	December 31, 2010(1)	June 30, 2010

Net asset value, beginning of period	$12.54	$12.35

Income from investment operations
Net investment loss(2)	0.18	(0.03)
Net realized and unrealized gain (loss) on investments	(0.01)	0.22

Total from investment operations	0.17	0.19

Distributions to shareholders from:
Net investment income	(0.08)	—
Net realized capital gain	(0.04)	—

Total distributions	(0.12)	—

Net asset value, end of period	$12.59	$12.54

Total Return(3)	1.28%	1.54	%†*

Ratios/supplemental data

Net assets, end of period (000’s omitted)	$4,777	$743
Ratio of expenses to average net assets:
Expenses before reductions	2.06%	3.00	%**
Expenses net of fee waivers, if any	1.74%	3.00	%**
Expenses before reductions (excluding dividend and interest expense for securities sold short)	1.90%	2.88	%**
Expenses net of all reductions (excluding dividend and interest expense for securities sold short)	1.58%	2.88	%**
Ratio of net investment income to average net assets:	2.74%	(3.81)	%**
Before waiver and expense reimbursement***	2.42%
Portfolio turnover rate	47.51%	138.58	%(4)*

(1)	Ratios have been annualized, total return and portfolio turnover have not been annualized.

(2)	The average shares outstanding method has been applied for per share information.

(3)	Total investment return is based on the change in net asset value of a share during the period, assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.

(4)	Portfolio turnover for this class is for the period January 1, 2010 to June 30, 2010.

†	The returns shown represent performance for a period of less than one year.

*	Not Annualized

**	Annualized

***	The net investment income (loss) ratios include dividends on short positions. The accompanying notes are an integral part of the financial statements.
The accompanying notes are an integral part of the financial statements.
46 | 2010 SEMI-ANNUAL REPORT

[This page intentionally left blank]

Financial Highlights
Quaker Global Tactical Allocation Fund
(For a Share Outstanding Throughout the Period)

	Class A
	For the Six-			For the period
	Months period			May 1, 2008
	from July 1, 2010	Year Ended	Year Ended	(commencement
	to December 31,	June 30,	June 30,	of operations) to
	2010(1)	2010	2009	June 30, 2008

Net asset value, beginning of period	$5.92	$5.37	$10.19	$10.00

Income from investment operations
Net investment income (loss)(2)	(0.05)	(0.07)	(0.05)	(0.02)
Net realized and unrealized gain (loss) on investments	1.44	0.62	(4.77)	0.21

Total from investment operations	1.39	0.55	(4.82)	0.19

Net asset value, end of period	$7.31	$5.92	$5.37	$10.19

Total Return(3)	16.69%	10.24%	(47.30)%	1.90	%†*

Ratios/supplemental data
Net assets, end of period (000’s omitted)	$12,885	$12,889	$16,380	$27,109
Ratio of expenses to average net assets:
Before expense reimbursements and waived fees	2.59%	2.32%	2.38%	2.01	%**
After expense reimbursements and waived fees	2.59%	2.32%	2.38%	2.01	%**
Ratio of net investment income (loss) to average net assets	(1.45)%	(1.12)%	(0.85)%	(1.20	)%**
Portfolio turnover rate	286.51%	1212.89%	760.99%	29.39	%*

(1)	Ratios have been annualized, total return and portfolio turnover have not been annualized.

(2)	The average shares outstanding method has been applied for per share information.

(3)	Total investment return is based on the change in net asset value of a share during the period, assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.

†	The returns shown represent performance for a period of less than one year.

*	Not Annualized

**	Annualized
48 | 2010 SEMI-ANNUAL REPORT

	Class C
	For the Six-			For the period
	Months period			May 1, 2008
	from July 1, 2010	Year Ended	Year Ended	(commencement
	to December 31,	June 30,	June 30,	of operations) to
	2010(1)	2010	2009	June 30, 2008

Net asset value, beginning of period	$5.82	$5.32	$10.17	$10.00

Income from investment operations
Net investment income (loss)(2)	(0.07)	(0.11)	(0.09)	(0.03)
Net realized and unrealized gain (loss) on investments	1.41	0.61	(4.76)	0.20

Total from investment operations	1.34	0.50	(4.85)	0.17

Net asset value, end of period	$7.16	$5.82	$5.32	$10.17

Total Return(3)	23.02%	9.40%	(47.69)%	1.70	%†*

Ratios/supplemental data
Net assets, end of period (000’s omitted)	$9,219	$9,512	$11,386	$14,002
Ratio of expenses to average net assets:
Before expense reimbursements and waived fees	3.34%	3.07%	3.13%	2.76	%**
After expense reimbursements and waived fees	3.34%	3.07%	3.13%	2.76	%**
Ratio of net investment income (loss) to average net assets	(2.21)%	(1.87)%	(1.60)%	(1.95	)%**
Portfolio turnover rate	286.51%	1212.89%	760.99%	29.39	%*

(1)	Ratios have been annualized, total return and portfolio turnover have not been annualized.

(2)	The average shares outstanding method has been applied for per share information.

(3)	Total investment return is based on the change in net asset value of a share during the period, assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.

†	The returns shown represent performance for a period of less than one year.

*	Not Annualized

**	Annualized
The accompanying notes are an integral part of the financial statements.
2010 SEMI-ANNUAL REPORT | 49

Financial Highlights
Quaker Global Tactical Allocation Fund
(For a Share Outstanding Throughout the Period)

	Institutional Class
	For the Six-		For the period
	Months period		July 23, 2008
	from July 1, 2010	Year Ended	(commencement
	to December 31,	June 30,	of operations) to
	2010(1)	2010	June 30, 2009

Net asset value, beginning of period	$6.71	$6.08	$10.00

Income from investment operations
Net investment income (loss)(2)	(0.04)	(0.05)	(0.05)
Net realized and unrealized loss on investments	1.64	(0.68)	(3.87)

Total from investment operations	1.60	0.63	(3.92)

Net asset value, end of period	$8.31	$6.71	$6.08

Total Return(3)	23.85%	10.36%	(39.20	)%†*

Ratios/supplemental data
Net assets, end of period (000’s omitted)	$1,044	$877	$226
Ratio of expenses to average net assets:
Before expense reimbursements and waived fees	2.34%	1.86%	2.23	%**
After expense reimbursements and waived fees	2.34%	1.86%	2.23	%**
Ratio of net investment income (loss) to average net assets	(1.18)%	0.70%	(0.74	)%**
Portfolio turnover rate	286.51%	1212.89%	760.99	%*

(1)	Ratios have been annualized, total return and portfolio turnover have not been annualized.

(2)	The average shares outstanding method has been applied for per share information.

(3)	Total investment return is based on the change in net asset value of a share during the period, assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.

†	The returns shown represent performance for a period of less than one year.

*	Not Annualized

**	Annualized
The accompanying notes are an integral part of the financial statements.
50 | 2010 SEMI-ANNUAL REPORT

[This page intentionally left blank]

Financial Highlights
Quaker Long-Short Tactical Allocation Fund
(For a Share Outstanding Throughout the Period)

	Class A
	For the Six-
	Months period	Year	For the period		Year	Year	Year	Year
	from July 1, 2010	Ended	October 1, 2008		Ended	Ended	Ended	Ended
	to December 31,	June 30,	to June 30,		September 30,	September 30,	September 30,	September 30,
	2010(1)	2010	2009		2008	2007	2006	2005

Net asset value, beginning of period	$8.23	$10.28	$9.47		$10.86	$10.66	$12.20	$11.60

Income from investment operations
Net investment income (loss)(2)	(0.15)	(0.34)	(0.28)		(0.26)	(0.27)	(0.21)	(0.26)
Net realized and unrealized gain (loss) on investments	(0.82)	(1.71)	1.09		(1.13)	0.69	0.01	1.41

Total from investment operations	(0.97)	(2.05)	0.81		(1.39)	0.42	(0.20)	1.15

Distributions to shareholders from:
Net realized capital gain	—	—	—		—	(0.22)	(1.34)	(0.55)

Total distributions	—	—	—		—	(0.22)	(1.34)	(0.55)

Net asset value, end of period	$7.26	$8.23	$10.28		$9.47	$10.86	$10.66	$12.20

Total Return(3)	(16.64)%	(19.94)%	8.55	%†*	(12.80)%	4.07%	(1.97)%	9.95%

Ratios/supplemental data
Net assets, end of period (000’s omitted)	$1,457	$6,367	$5,014		$4,368	$3,669	$12,281	$8,519
Ratio of expenses to average net assets:
Expenses before reductions	4.05%	4.61%	5.25	%**	4.61%	5.18%	3.44%	3.34%
Expenses net of fee waivers, if any	4.05%	4.61%	5.25	%**	4.61%	5.18%	3.44%	3.34%
Expenses before reductions (excluding dividend and interest expense for securities sold short)	4.02%
Expenses net of all reductions (excluding dividend and interest expense for securities sold short)	4.02%
Ratio of net investment income to average net assets:	(3.79)%	(4.00)%	(3.91	)%**	(2.31)%	(2.54)%	(1.85)%	(2.24)%
Before waiver and expense reimbursement***	(3.79)%
Portfolio turnover rate	1153.73%	2474.30%	1546.80	%*	2121.39%	2118.78%	2052.63%	1634,62%

(1)	Ratios have been annualized, total return and portfolio turnover have not been annualized.

(2)	The average shares outstanding method has been applied for per share information.

(3)	Total investment return is based on the change in net asset value of a share during the period, assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.

†	The returns shown represent performance for a period of less than one year.

*	Not Annualized

**	Annualized

***	The net investment income (loss) ratios include dividends on short positions.
52 | 2010 SEMI-ANNUAL REPORT

	Class C
	For the		For the
	Six-Months		period June 16, 2009
	period from		(commencement
	July 1, 2010 to	Year Ended	of operations) to
	December 31, 2010(1)	June 30, 2010	June 30, 2009

Net asset value, beginning of period	$8.17	$10.28	$10.55

Income from investment operations
Net investment income(2)	(0.20)	(0.41)	0.01
Net realized and unrealized loss on investments	(0.79)	(1.70)	(0.28)

Total from investment operations	(0.99)	(2.11)	(0.27)

Net asset value, end of period	$7.18	$8.17	$10.28

Total Return(3)	(12.12)%	(20.53)%	(2.56	)%†*

Ratios/supplemental data
Net assets, end of period (000’s omitted)	$1,081	$1,572	$133
Ratio of expenses to average net assets:
Expenses before reductions	5.05%	5.36%	6.00	%**
Expenses net of fee waivers, if any	5.05%	5.36%	6.00	%**
Expenses before reductions (excluding dividend and interest expense for securities sold short)	5.02%
Expenses net of all reductions (excluding dividend and interest expense for securities sold short)	5.02%
Ratio of net investment income to average net assets:	(5.06)%	(4.80)%	(4.66	)%**
Before waiver and expense reimbursement***	(5.06)%
Portfolio turnover rate	1153.73%	2474.30%	1546.80	%*

(1)	Ratios have been annualized, total return and portfolio turnover have not been annualized.

(2)	The average shares outstanding method has been applied for per share information.

(3)	Total investment return is based on the change in net asset value of a share during the period, assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.

†	The returns shown represent performance for a period of less than one year.

*	Not Annualized

**	Annualized

***	The net investment income (loss) ratios include dividends on short positions.
The accompanying notes are an integral part of the financial statements.
2010 SEMI-ANNUAL REPORT | 53

Financial Highlights
Quaker Long-Short Tactical Allocation Fund
(For a Share Outstanding Throughout the Period)

	Institutional Class
	For the		For the
	Six-Months		period June 16, 2009
	period from		(commencement
	July 1, 2010 to	Year Ended	of operations) to
	December 31, 2010(1)	June 30, 2010	June 30, 2009

Net asset value, beginning of period	$8.26	$10.28	$10.55

Income from investment operations
Net investment income (loss)(2)	(0.17)	(0.31	(0.02)
Net realized and unrealized loss on investments	(0.80)	(1.71)	(0.25)

Total from investment operations	(0.97)	(2.02)	(0.27)

Net asset value, end of period	$7.29	$8.26	$10.28

Total Return(3)	(11.74)%	(19.65)%	(2.56	)%†*

Ratios/supplemental data
Net assets, end of period (000’s omitted)	$1,042	$406	$264
Ratio of expenses to average net assets:
Expenses before reductions	4.15%	4.24%	5.00	%**
Expenses net of fee waivers, if any	4.15%	4.24%	5.00	%**
Expenses before reductions (excluding dividend and interest expense for securities sold short)	4.13%
Expenses net of all reductions (excluding dividend and interest expense for securities sold short)	4.13%
Ratio of net investment income to average net assets:	(4.32)%	(3.63)%	(3.66	)%**
Before waiver and expense reimbursement***	(4.32)%
Portfolio turnover rate	1153.73%	2474.30%	1546.80	%*

(1)	Ratios have been annualized, total return and portfolio turnover have not been annualized.

(2)	The average shares outstanding method has been applied for per share information.

(3)	Total investment return is based on the change in net asset value of a share during the period, assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.

†	The returns shown represent performance for a period of less than one year.

*	Not Annualized

**	Annualized

***	The net investment income (loss) ratios include dividends on short positions.
The accompanying notes are an integral part of the financial statements.
54	| 2010 SEMI-ANNUAL REPORT

[This page intentionally left blank]

Financial Highlights
Quaker Small-Cap Growth Tactical Allocation Fund
(For a Share Outstanding Throughout the Period)

	Class A
	For the Six-		For the period
	Months period		September 30, 2008
	from July 1, 2010	Year Ended	(commencement
	to December 31,	June 30,	of operations) to
	2010(1)	2010	June 30, 2009

Net asset value, beginning of period	$9.77	$10.09	$10.00

Income from investment operations
Net investment income (loss)(2)	(0.08)	(0.16)	(0.15)
Net realized and unrealized gain on investments	0.16	1.29	0.24

Total from investment operations	0.08	1.13	0.09

Distributions to shareholders from:
Net investment income	—	—	—
Net realized capital gain	(0.23)	(1.45)	—

Total distributions	(0.23)	(1.45)	—

Net asset value, end of period	$9.62	$9.77	$10.09

Total Return(3)	(4.68)%	11.75%	0.90	%†*

Ratios/supplemental data
Net assets, end of period (000’s omitted)	$13,201	$13,281	$3,728
Ratio of expenses to average net assets:
Before expense reimbursements and waived fees	1.91%	1.89%	2.64	%**
After expense reimbursement and waived fees	1.91%	1.89%	2.64	%**
Ratio of net investment income (loss) to average net assets	(1.66)%	(1.61)%	(2.15	)%**
Portfolio turnover rate	554.38%	991.29%	714.79	%*

(1)	Ratios have been annualized, total return and portfolio turnover have not been annualized.

(2)	The average shares outstanding method has been applied for per share information.

(3)	Total investment return is based on the change in net asset value of a share during the period, assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.

†	The returns shown represent performance for a period of less than one year.

*	Not Annualized

**	Annualized
56 | 2010 SEMI-ANNUAL REPORT

	Class C
	For the Six-		For the period
	Months period		September 30, 2008
	from July 1, 2010	Year Ended	(commencement
	to December 31,	June 30,	of operations) to
	2010(1)	2010	June 30, 2009

Net asset value, beginning of period	$9.64	$10.04	$10.00

Income from investment operations
Net investment income (loss)(2)	(0.11)	(0.24)	(0.19)
Net realized and unrealized gain on investments	0.15	1.29	0.23

Total from investment operations	0.04	1.05	0.04

Distributions to shareholders from:
Net investment income	—	—	—
Net realized capital gain	(0.23)	(1.45)	—

Total distributions	(0.23)	(1.45)	—

Net asset value, end of period	$9.45	$9.64	$10.04

Total Return(3)	0.46%	10.94%	0.40	%†*

Ratios/supplemental data
Net assets, end of period (000’s omitted)	$8,717	$9,180	$5,081
Ratio of expenses to average net assets:
Before expense reimbursements and waived fees	2.66%	2.65%	3.33	%**
After expense reimbursement and waived fees	2.66%	2.65%	3.33	%**
Ratio of net investment income (loss) to average net assets	(2.41)%	(2.35)%	(2.80	)%**
Portfolio turnover rate	554.38%	991.29%	714.79	%*

(1)	Ratios have been annualized, total return and portfolio turnover have not been annualized.

(2)	The average shares outstanding method has been applied for per share information.

(3)	Total investment return is based on the change in net asset value of a share during the period, assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.

†	The returns shown represent performance for a period of less than one year.

*	Not Annualized

**	Annualized
The accompanying notes are an integral part of the financial statements.
2010 SEMI-ANNUAL REPORT | 57

Financial Highlights
Quaker Small-Cap Growth Tactical Allocation Fund
(For a Share Outstanding Throughout the Period)

	Institutional Class
	For the Six-		For the period
	Months period		September 30, 2008
	from July 1, 2010	Year Ended	(commencement
	to December 31,	June 30,	of operations) to
	2010(1)	2010	June 30, 2009

Net asset value, beginning of period	$9.84	$10.13	$10.00

Income from investment operations
Net investment income (loss)(2)	(0.07)	(0.14)	(0.12)
Net realized and unrealized gain on investments	0.16	1.30	0.25

Total from investment operations	0.09	1.16	0.13

Distributions to shareholders from:
Net investment income	—	—	—
Net realized capital gain	(0.23)	(1.45)	—

Total distributions	(0.23)	(1.45)	—

Net asset value, end of period	$9.70	$9.84	$10.13

Total Return(3)	0.96%	12.01%	1.30	%†*

Ratios/supplemental data
Net assets, end of period (000’s omitted)	$4,905	$4,499	$721
Ratio of expenses to average net assets:
Before expense reimbursements and waived fees	1.68%	1.65%	2.30	%**
After expense reimbursement and waived fees	1.68%	1.65%	2.30	%**
Ratio of net investment income (loss) to average net assets	(1.43)%	1.37%	(1.76	)%**
Portfolio turnover rate	554.38%	991.29%	714.79	%*

(1)	Ratios have been annualized, total return and portfolio turnover have not been annualized.

(2)	The average shares outstanding method has been applied for per share information.

(3)	Total investment return is based on the change in net asset value of a share during the period, assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.

†	The returns shown represent performance for a period of less than one year.

*	Not Annualized

**	Annualized
The accompanying notes are an integral part of the financial statements.
58 | 2010 SEMI-ANNUAL REPORT

[This page intentionally left blank]

Financial Highlights
Quaker Strategic Growth Fund
(For a Share Outstanding Throughout the Period)

	Class A
	For the Six-Months	Year	Year	Year	Year	Year
	period from July 1,	Ended	Ended	Ended	Ended	Ended
	2010 to December 31,	June 30,	June 30,	June 30,	June 30,	June 30,
	2010(1)	2010	2009	2008	2007	2006

Net asset value, beginning of period	$13.33	$12.33	$28.45	$25.69	$24.12	$22.44

Income from investment operations
Net investment income (loss)(2)	(0.08)	(0.10)	(0.07)	(0.09)	0.06	0.05
Net realized and unrealized gain (loss) on investments	3.12	1.10	(14.08)	5.50	4.07	2.98

Total from investment operations	3.04	1.00	(14.15)	5.41	4.13	3.03

Distributions to shareholders from:
Net investment income	—	—	—	—	(0.09)	—
Net realized capital gain	—	—	(1.97)	(2.65)	(2.47)	(1.35)

Total distributions	—	—	(1.97)	(2.65)	(2.56)	(1.35)

Net asset value, end of period	$16.37	$13.33	$12.33	$28.45	$25.69	$24.12

Total Return(3)	16.05%	8.11%	(49.61)	22.22%	18.68%	13.66%

Ratios/supplemental data
Net assets, end of period (000’s omitted)	$245,669	$306,523	$436,015	$1,244,922	$629,531	$901,498
Ratio of expenses to average net assets:
Before fees paid indirectly through commission recapture	2.20%	1.99%	1.89%	1.80%	1.90%	1.90%
After fees paid indirectly through commission recapture	2.20%	1.99%	1.89%	1.80%	1.90%	1.86%
Ratio of net investment income (loss) to average net assets	(1.06)%	(0.69)%	(0.45)%	(0.34)%	0.23%	0.20%
Portfolio turnover rate	89.22%	276.31%	468.72%	168.61%	319.28%	185.71%

(1)	Ratios have been annualized, total return and portfolio turnover have not been annualized.

(2)	The average shares outstanding method has been applied for per share information.

(3)	Total investment return is based on the change in net asset value of a share during the period, assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.
60 | 2010 SEMI-ANNUAL REPORT

	Class C
	For the Six-Months	Year	Year	Year	Year	Year
	period from July 1,	Ended	Ended	Ended	Ended	Ended
	2010 to December 31,	June 30,	June 30,	June 30,	June 30,	June 30,
	2010(1)	2010	2009	2008	2007	2006

Net asset value, beginning of period	$12.14	$11.31	$26.61	$24.36	$23.07	$21.68

Income from investment operations
Net investment income (loss)(2)	(0.12)	(0.19)	(0.17)	(0.27)	(0.12)	(0.12)
Net realized and unrealized gain (loss) on investments	2.83	1.02	(13.16)	5.17	3.88	2.86

Total from investment operations	2.71	0.83	(13.33)	4.90	3.76	2.74

Distributions to shareholders from:
Net realized capital gain	—	—	(1.97)	(2.65)	(2.47)	(1.35)

Total distributions	—	—	(1.97)	(2.65)	(2.47)	(1.35)

Net asset value, end of period	$14.85	$12.14	$11.31	$26.61	$24.36	$23.07

Total Return(3)	22.32%	7.34%	(49.99)%	21.29%	17.80%	12.77%

Ratios/supplemental data
Net assets, end of period (000’s omitted)	$55,547	$63,002	$92,152	$213,194	$108,241	$98,224
Ratio of expenses to average net assets:
Before fees paid indirectly through commission recapture	2.95%	2.74%	2.64%	2.55%	2.65%	2.65%
After fees paid indirectly through commission recapture	2.95%	2.74%	2.64%	2.55%	2.65%	2.61%
Ratio of net investment income (loss) to average net assets	(1.81)%	(1.44)%	(1.21)%	(1.09)%	(0.52)%	(0.55)%
Portfolio turnover rate	89.22%	276.31%	468.72%	168.61%	319.28%	185.71%

(1)	Ratios have been annualized, total return and portfolio turnover have not been annualized.

(2)	The average shares outstanding method has been applied for per share information.

(3)	Total investment return is based on the change in net asset value of a share during the period, assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.
The accompanying notes are an integral part of the financial statements.
2010 SEMI-ANNUAL REPORT | 61

Financial Highlights
Quaker Strategic Growth Fund
(For a Share Outstanding Throughout the Period)

	Institutional Class
	For the Six-Months	Year	Year	Year	Year	Year
	period from July 1,	Ended	Ended	Ended	Ended	Ended
	2010 to December 31,	June 30,	June 30,	June 30,	June 30,	June 30,
	2010(1)	2010	2009	2008	2007	2006

Net asset value, beginning of period	$13.71	$12.65	$29.03	$26.09	$24.47	$22.70

Income from investment operations
Net investment income (loss)(2)	(0.06)	(0.07)	(0.04)	(0.03)	0.12	0.11
Net realized and unrealized gain (loss) on investments	3.21	1.13	(14.37)	5.62	4.13	3.01

Total from investment operations	3.15	1.06	(14.41)	5.59	4.25	3.12

Distributions to shareholders from:
Net investment income	—	—	—	—	(0.16)	—
Net realized capital gain	—	—	(1.97)	(2.65)	(2.47)	(1.35)

Total distributions	—	—	(1.97)	(2.65)	(2.63)	(1.35)

Net asset value, end of period	$16.86	$13.71	$12.65	$29.03	$26.09	$24.47

Total Return(3)	22.98%	8.38%	(49.51)	2258.00	1895.00	1391.00

Ratios/supplemental data
Net assets, end of period (000’s omitted)	$33,813	$20,355	$46,136	$126,637	$15,105	$41,280
Ratio of expenses to average net assets:
Before fees paid indirectly through commission recapture	1.96%	1.75%	1.64%	1.54%	1.65%	1.65%
After fees paid indirectly through commission recapture	1.96%	1.75%	1.64%	1.54%	1.65%	1.61%
Ratio of net investment income (loss) to average net assets	(0.76)%	(0.46)%	(0.23)%	(0.09)%	0.48%	0.45%
Portfolio turnover rate	89.22%	276.31%	468.72%	168.61%	319.28%	185.71%

(1)	Ratios have been annualized, total return and portfolio turnover have not been annualized.

(2)	The average shares outstanding method has been applied for per share information.

(3)	Total investment return is based on the change in net asset value of a share during the period, assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.
The accompanying notes are an integral part of the financial statements.
62 | 2010 SEMI-ANNUAL REPORT

[This page intentionally left blank]

Financial Highlights
Quaker Capital Opportunities Fund
(For a Share Outstanding Throughout the Period)

	Class A
	For the Six-Months	Year	Year	Year	Year	Year
	period from July 1,	Ended	Ended	Ended	Ended	Ended
	2010 to December 31,	June 30,	June 30,	June 30,	June 30,	June 30,
	2010(1)	2010	2009	2008	2007	2006

Net asset value, beginning of period	$7.49	$7.37	$9.24	$11.30	$11.07	$11.29

Income from investment operations
Net investment income (loss)(2)	(0.01)	(0.02)	0.02	0.02	0.02	(0.05)
Net realized and unrealized gain (loss) on investments	1.31	0.14	(1.88)	(0.26)	1.01	0.85

Total from investment operations	1.30	0.12	(1.86)	(0.24)	1.03	0.80

Distributions to shareholders from:
Net realized capital gain	—	—	(0.01)	(1.75)	(0.80)	(1.02)
Return of capital	—	—	—	(0.07)	—	—

Total distributions	—	—	(0.01)	(1.82)	(0.80)	(1.02)

Net asset value, end of period	$8.79	$7.49	$7.37	$9.24	$11.30	$11.07

Total Return(3)	10.90%	1.63%	(20.18)%	(3.63)%	9.67%	7.05%

Ratios/supplemental data
Net assets, end of period (000’s omitted)	$6,282	$7,766	$7,979	$7,007	$8,016	$12,482
Ratio of expenses to average net assets:
Before expense reimbursements and waived fees	1.78%	1.75%	1.88%	1.59%	1.76%	1.72%
After expense reimbursement and waived fees	1.78%	1.75%	1.88%	1.59%	1.76%	1.67%
Ratio of net investment income (loss) to average net assets	(0.15)%	(0.30)%	0.22%	0.15%	0.22%	(0.41)%
Portfolio turnover rate	30.08%	139.57%	104.43%	75.18%	87.48%	129.29%

(1)	Ratios have been annualized, total return and portfolio turnover have not been annualized.

(2)	The average shares outstanding method has been applied for per share information.

(3)	Total investment return is based on the change in net asset value of a share during the period, assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.
64 | 2010 SEMI-ANNUAL REPORT

	Class C
	For the Six-Months	Year	Year	Year	Year	Year
	period from July 1,	Ended	Ended	Ended	Ended	Ended
	2010 to December 31,	June 30,	June 30,	June 30,	June 30,	June 30,
	2010(1)	2010	2009	2008	2007	2006

Net asset value, beginning of period	$7.03	$6.97	$8.80	$10.92	$10.81	$11.12

Income from investment operations
Net investment income (loss)(2)	(0.04)	(0.08)	(0.04)	(0.10)	(0.06)	(0.13)
Net realized and unrealized gain (loss) on investments	1.23	0.14	(1.78)	(0.20)	0.97	0.84

Total from investment operations	1.19	0.06	(1.82)	(0.30)	0.91	0.71

Distributions to shareholders from:
Net realized capital gain	—	—	(0.01)	(1.75)	(0.80)	(1.02)
Return of capital	—	—	—	(0.07)	—	—

Total distributions	—	—	(0.01)	(1.82)	(0.80)	(1.02)

Net asset value, end of period	$8.22	$7.03	$6.97	$8.80	$10.92	$10.81

Total Return(3)	16.93%	0.86%	(20.74)%	(4.38)%	8.76%	6.32%

Ratios/supplemental data
Net assets, end of period (000’s omitted)	$2,749	$3,428	$4,060	$5,322	$8,449	$11,423
Ratio of expenses to average net assets:
Before expense reimbursements and waived fees	2.53%	2.49%	2.60%	2.34%	2.51%	2.47%
After expense reimbursement and waived fees	2.53%	2.49%	2.60%	2.34%	2.51%	2.42%
Ratio of net investment income (loss) to average net assets	(0.93)%	(1.05)%	(0.53)%	(1.01)%	(0.53)%	(1.16)%
Portfolio turnover rate	30.08%	139.57%	104.43%	75.18%	87.48%	129.29%

(1)	Ratios have been annualized, total return and portfolio turnover have not been annualized.

(2)	The average shares outstanding method has been applied for per share information.

(3)	Total investment return is based on the change in net asset value of a share during the period, assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.
The accompanying notes are an integral part of the financial statements.
2010 SEMI-ANNUAL REPORT | 65

Financial Highlights
Quaker Capital Opportunities Fund
(For a Share Outstanding Throughout the Period)

	Institutional Class
			For the period
	For the Six-Months	Year	May 5, 2009
	period from July 1,	Ended	(commencement
	2010 to December 31,	June 30,	of operations) to
	2010(1)	2010	June 30, 2009

Net asset value, beginning of period	$7.51	$7.37	$7.14

Income from investment operations
Net investment income(2)	0.01	(0.01)	0.01
Net realized and unrealized gain (loss) on investments	1.31	0.15	0.22

Total from investment operations	1.32	0.14	0.23

Net asset value, end of period	$8.83	$7.51	$7.37

Total Return(3)	17.58%	1.90%	3.22	%†*

Ratios/supplemental data
Net assets, end of period (000’s omitted)	$11,261	$7,294	$9
Ratio of expenses to average net assets:
Before expense reimbursements and waived fees	1.53%	1.52%	1.92	%**
After expense reimbursements and waived fees	1.53%	1.52%	1.92	%**
Ratio of net investment income (loss) to average net assets	0.14%	(0.06)%	0.71	%**
Portfolio turnover rate	30.08%	139.57%	104.43	%*

(1)	Ratios have been annualized, total return and portfolio turnover have not been annualized.

(2)	The average shares outstanding method has been applied for per share information.

(3)	Total investment return is based on the change in net asset value of a share during the period, assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.

†	The returns shown represent performance for a period of less than one year.

*	Not Annualized

**	Annualized
The accompanying notes are an integral part of the financial statements.
66 | 2010 SEMI-ANNUAL REPORT

[This page intentionally left blank]

Financial Highlights
Quaker Mid-Cap Value Fund
(For a Share Outstanding Throughout the Period)

	Class A
	For the Six-Months	Year	Year	Year	Year	Year
	period from July 1,	Ended	Ended	Ended	Ended	Ended
	2010 to December 31,	June 30,	June 30,	June 30,	June 30,	June 30,
	2010(1)	2010	2009	2008	2007	2006

Net asset value, beginning of period	$11.99	$9.39	$14.42	$17.84	$15.89	$16.67

Income from investment operations
Net investment income (loss)(2)	(0.05)	(0.05)	0.01	(0.06)	(0.09)	(0.10)
Net realized and unrealized gain (loss) on investments	3.15	2.65	(5.04)	(2.74)	2.37	1.75

Total from investment operations	3.10	2.60	(5.03)	(2.80)	2.28	1.65

Distributions to shareholders from:
Net realized capital gain	—	—	—	(0.62)	(0.33)	(2.43)
Return of capital	—	—	—	—	—	—

Total distributions	—	—	—	(0.62)	(0.33)	(2.43)

Net asset value, end of period	$15.09	$11.99	$9.39	$14.42	$17.84	$15.89

Total Return(3)	18.93%	27.69%	(34.88)%	(15.92)%	14.51%	10.32%

Ratios/supplemental data
Net assets, end of period (000’s omitted)	$7,503	$6,796	$6,967	$17,118	$135,680	$70,866
Ratio of expenses to average net assets:
Before expense reimbursements and waived fees	2.11%	2.09%	1.96%	1.64%	1.64%	1.69%
After expense reimbursements and waived fees	2.11%	2.09%	1.94%	1.58%	1.64%	1.65%
Ratio of net investment income (loss) to average net assets	(0.80)%	(0.41)%	0.11%	(0.36)%	(0.56)%	(0.60)%
Portfolio turnover rate	15.74%	50.53%	184.80%	221.17%	74.49%	82.01%

(1)	Ratios have been annualized, total return and portfolio turnover have not been annualized.

(2)	The average shares outstanding method has been applied for per share information.

(3)	Total investment return is based on the change in net asset value of a share during the period, assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.
68 | 2010 SEMI-ANNUAL REPORT

	Class C
	For the Six-Months	Year	Year	Year	Year	Year
	period from July 1,	Ended	Ended	Ended	Ended	Ended
	2010 to December 31,	June 30,	June 30,	June 30,	June 30,	June 30,
	2010(1)	2010	2009	2008	2007	2006

Net asset value, beginning of period	$10.92	$8.61	$13.32	$16.65	$14.96	$15.94

Income from investment operations
Net investment income (loss)(2)	(0.10)	(0.12)	(0.06)	(0.19)	(0.20)	(0.21)
Net realized and unrealized gain (loss) on investments	2.87	2.43	(4.65)	(2.52)	2.22	1.66

Total from investment operations	2.77	2.31	(4.71)	(2.71)	2.02	1.45

Distributions to shareholders from:
Net realized capital gain	—	—	—	(0.62)	(0.33)	(2.43)

Total distributions	—	—	—	(0.62)	(0.33)	(2.43)

Net asset value, end of period	$13.69	$10.92	$8.61	$13.32	$16.65	$14.96

Total Return(3)	25.37%	26.83%	(35.36)%	(16.53)%	13.67%	9.47%

Ratios/supplemental data
Net assets, end of period (000’s omitted)	$2,686	$2,427	$2,629	$5,801	$14,975	$16,458
Ratio of expenses to average net assets:
Before expense reimbursements and waived fees	2.86%	2.83%	2.71%	2.57%	2.39%	2.44%
After expense reimbursement and waived fees	2.86%	2.83%	2.69%	2.52%	2.39%	2.40%
Ratio of net investment income (loss) to average net assets	(1.55)%	(1.16)%	(0.62)%	(1.27)%	(1.31)%	(1.35)%
Portfolio turnover rate	15.74%	50.53%	184.80%	221.17%	74.49%	82.01%

(1)	Ratios have been annualized, total return and portfolio turnover have not been annualized.

(2)	The average shares outstanding method has been applied for per share information.

(3)	Total investment return is based on the change in net asset value of a share during the period, assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.
The accompanying notes are an integral part of the financial statements.
2010 SEMI-ANNUAL REPORT | 69

Financial Highlights
Quaker Mid-Cap Value Fund
(For a Share Outstanding Throughout the Period)

	Institutional Class
	For the Six-Months	Year	Year	Year	Year	Year
	period from July 1,	Ended	Ended	Ended	Ended	Ended
	2010 to December 31,	June 30,	June 30,	June 30,	June 30,	June 30,
	2010(1)	2010	2009	2008	2007	2006

Net asset value, beginning of period	$12.43	$9.70	$14.87	$18.33	$16.27	$16.98

Income from investment operations
Net investment income (loss)(2)	(0.04)	(0.02)	0.04	(0.05)	(0.05)	(0.06)
Net realized and unrealized gain (loss) on investments	3.27	2.75	(5.21)	(2.79)	2.44	1.78

Total from investment operations	3.23	2.73	(5.17)	(2.84)	2.39	1.72

Distributions to shareholders from:
Net realized capital gain	—	—	—	(0.62)	(0.33)	(2.43)

Total distributions	—	—	—	(0.62)	(0.33)	(2.43)

Net asset value, end of period	$15.66	$12.43	$9.70	$14.87	$18.33	$16.27

Total Return(3)	25.99%	28.14%	(34.77)%	(15.70)%	14.85%	10.56%

Ratios/supplemental data
Net assets, end of period (000’s omitted)	$377	$245	$227	$511	$1,902	$1,503
Ratio of expenses to average net assets:
Before expense reimbursements and waived fees	1.86%	1.84%	1.70%	1.63%	1.39%	1.44%
After expense reimbursement and waived fees	1.86%	1.84%	1.68%	1.58%	1.39%	1.40%
Ratio of net investment income (loss) to average net assets	(0.51)%	(0.19)%	0.36%	(0.30)%	(0.31)%	(0.35)%
Portfolio turnover rate	15.74%	50.53%	184.80%	221.17%	74.49%	82.01%

(1)	Ratios have been annualized, total return and portfolio turnover have not been annualized.

(2)	The average shares outstanding method has been applied for per share information.

(3)	Total investment return is based on the change in net asset value of a share during the period, assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.
The accompanying notes are an integral part of the financial statements.
70 | 2010 SEMI-ANNUAL REPORT

[This page intentionally left blank]

Financial Highlights
Quaker Small-Cap Value Fund
(For a Share Outstanding Throughout the Period)

	Class A
	For the Six-Months	Year	Year	Year	Year	Year
	period from July 1,	Ended	Ended	Ended	Ended	Ended
	2010 to December 31,	June 30,	June 30,	June 30,	June 30,	June 30,
	2010(1)	2010	2009	2008	2007	2006

Net asset value, beginning of period	$11.54	$9.90	$13.88	$20.71	$19.51	$19.39

Income from investment operations
Net investment income (loss)(2)	0.00 (3)	(0.07)	(0.01)	(0.07)	(0.05)	(0.17)
Net realized and unrealized gain (loss) on investments	3.42	1.71	(3.96)	(3.51)	3.39	3.23

Total from investment operations	3.42	1.64	(3.97)	(3.58)	3.34	3.06

Distributions to shareholders from:
Net realized capital gain	—	—	(0.01)	(3.25)	(2.14)	(2.94)

Total distributions	—	—	(0.01)	(3.25)	(2.14)	(2.94)

Net asset value, end of period	$14.96	$11.54	$9.90	$13.88	$20.71	$19.51

Total Return(4)	22.51%	16.57%	(28.61)%	(17.86)%	18.22%	16.76%

Ratios/supplemental data
Net assets, end of period (000’s omitted)	$21,236	$19,398	$20,210	$27,722	$46,385	$36,735
Ratio of expenses to average net assets:
Before expense reimbursements and waived fees	1.99%	1.89%	1.83%	1.78%	1.82%	1.83%
After expense reimbursement and waived fees	1.99%	1.83%	1.74%	1.70%	1.73%	1.75%
Ratio of net investment income (loss) to average net assets	0.00%	(0.60)%	(0.09)%	(0.44)%	(0.27)%	(0.83)%
Portfolio turnover rate	64.31%	112.61%	122.83%	129.58%	144.26%	129.64%

(1)	Ratios have been annualized, total return and portfolio turnover have not been annualized.

(2)	The average shares outstanding method has been applied for per share information.

(3)	Amount represents less than $0.05 per share.

(4)	Total investment return is based on the change in net asset value of a share during the period, assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.
72 | 2010 SEMI-ANNUAL REPORT

	Class C
	For the Six-Months	Year	Year	Year	Year	Year
	period from July 1,	Ended	Ended	Ended	Ended	Ended
	2010 to December 31,	June 30,	June 30,	June 30,	June 30,	June 30,
	2010(1)	2010	2009	2008	2007	2006

Net asset value, beginning of period	$9.98	$8.62	$12.18	$18.77	$17.99	$18.21

Income from investment operations	—	—	—	—	—	—
Net investment income (loss)(2)	(0.05)	(0.14)	(0.08)	(0.18)	(0.18)	(0.29)
Net realized and unrealized gain (loss) on investments	2.95	1.50	(3.47)	(3.16)	3.10	3.01

Total from investment operations	2.90	(1.36)	(3.55)	(3.34)	2.92	2.72

Distributions to shareholders from:
Net realized capital gain	—	—	(0.01)	(3.25)	(2.14)	(2.94)

Total distributions	—	—	(0.01)	(3.25)	(2.14)	(2.94)

Net asset value, end of period	$12.88	$9.98	$8.62	$12.18	$18.77	$17.99

Total Return(3)	29.06%	15.78%	(29.16)%	(18.49)%	17.38%	15.91%

Ratios/supplemental data
Net assets, end of period (000’s omitted)	$2,482	$2,085	$2,688	$4,711	$13,436	$9,884
Ratio of expenses to average net assets:
Before expense reimbursements and waived fees	2.74%	2.63%	2.58%	2.52%	2.57%	2.58%
After expense reimbursement and waived fees	2.74%	2.57%	2.49%	2.44%	2.48%	2.50%
Ratio of net investment income (loss) to average net assets	(0.79)%	(1.36)%	(0.86)%	(1.17)%	(1.02)%	(1.58)%
Portfolio turnover rate	64.31%	112.61%	122.83%	129.58%	144.26%	129.64%

(1)	Ratios have been annualized, total return and portfolio turnover have not been annualized.

(2)	The average shares outstanding method has been applied for per share information.

(3)	Total investment return is based on the change in net asset value of a share during the period, assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.
The accompanying notes are an integral part of the financial statements.
2010 SEMI-ANNUAL REPORT | 73

Financial Highlights
Quaker Small-Cap Value Fund
(For a Share Outstanding Throughout the Period)

	Institutional Class
	For the Six-Months	Year	Year	Year	Year	Year
	period from July 1,	Ended	Ended	Ended	Ended	Ended
	2010 to December 31,	June 30,	June 30,	June 30,	June 30,	June 30,
	2010(1)	2010	2009	2008	2007	2006

Net asset value, beginning of period	$11.96	$10.24	$14.32	$21.19	$19.88	$19.65

Income from investment operations
Net investment income (loss)(2)	0.02	(0.04)	0.02	(0.03)	—	(0.12)
Net realized and unrealized gain (loss) on investments	3.54	1.77	(4.09)	(3.59)	3.45	3.29

Total from investment operations	3.56	1.73	(4.07)	(3.62)	3.45	3.17

Distributions to shareholders from:
Net investment income	—	(0.01)	—	—	—	—
Net realized capital gain	—	—	(0.01)	(3.25)	(2.14)	(2.94)

Total distributions	—	(0.01)	(0.01)	(3.25)	(2.14)	(2.94)

Net asset value, end of period	$15.52	$11.96	$10.24	$14.32	$21.19	$19.88

Total Return(3)	29.77%	16.90%	(28.43)%	(17.62)%	18.44%	17.12%

Ratios/supplemental data
Net assets, end of period (000’s omitted)	$31,811	$61,004	$60,675	$23,528	$30,540	$28,727
Ratio of expenses to average net assets:
Before expense reimbursements and waived fees	1.74%	1.64%	1.59%	1.54%	1.57%	1.58%
After expense reimbursement and waived fees	1.74%	1.58%	1.50%	1.46%	1.48%	1.50%
Ratio of net investment income (loss) to average net assets	0.26%	(0.35)%	0.19%	(0.20)%	(0.02)%	(0.58)%
Portfolio turnover rate	64.31%	112.61%	122.83%	129.58%	144.26%	129.64%

(1)	Ratios have been annualized, total return and portfolio turnover have not been annualized.

(2)	The average shares outstanding method has been applied for per share information.

(3)	Total investment return is based on the change in net asset value of a share during the period, assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.
The accompanying notes are an integral part of the financial statements.
74 | 2010 SEMI-ANNUAL REPORT

Notes to the Financial Statements
Note 1 — Organization
     The Quaker Investment Trust (the “Trust”), a diversified, open-end management investment company, was organized as a Massachusetts business trust on October 24, 1990, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust’s Amended and Restated Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest. The Trust currently has nine series: Quaker Akros Absolute Strategies Fund (‘Akros Absolute Strategies”), Quaker Event Arbitrage Fund (“Event Arbitrage”) Quaker Global Tactical Allocation Fund (“Global Tactical Allocation”), Quaker Long-Short Tactical Allocation Fund (“Long-Short Tactical Allocation’’), Quaker Small-Cap Growth Tactical Allocation Fund (“Small-Cap Growth Tactical Allocation”), Quaker Strategic Growth Fund (“Strategic Growth”), Quaker Capital Opportunities Fund (“Capital Opportunities”), Quaker Mid-Cap Value Fund (“Mid-Cap Value”), and Quaker Small-Cap Value Fund (“Small-Cap Value”) (each a “Fund” and collectively, the “Funds”). The investment objectives of each Fund are set forth below.
     Strategic Growth and Small-Cap Value commenced operations on November 25, 1996. Mid-Cap Value commenced operations on December 31, 1997. Capital Opportunities commenced operations on January 31, 2002. The investment objective of these Funds is to seek long-term growth of capital.
     Global Tactical Allocation commenced operations on May 1, 2008. Small-Cap Growth Tactical Allocation commenced operations on September 30, 2008. Long-Short Tactical Allocation commenced operations on June 15, 2009 in conjunction with the reorganization of the Top Flight Long-Short Fund (“Top Flight Fund”). The predecessor Top Flight Fund commenced investment operations on December 31, 2002. Event Arbitrage commenced operations on June 7, 2010 in conjunction with the reorganization of the Pennsylvania Avenue Event-Driven Fund (“Event-Driven Fund”). The predecessor Event-Driven Fund commenced operations on September 19, 2002. The Akros Absolute Strategies Fund commenced operations on October 4, 2010 in conjunction with the reorganization of the Akros Absolute Return Fund (“Absolute Return Fund”). The predecessor Absolute Return Fund commenced operations on September 30, 2005. The investment objective of these Funds is to seek long-term growth of capital. The investment objective of these funds is non-fundamental in that this objective may be changed by the Board of Trustees (“Board” or “Trustees”) without shareholder approval.
     The Funds currently offer three classes of shares (Class A, Class C and Institutional Class Shares). Class A Shares are charged a front-end sales charge and a distribution and servicing fee; Class C Shares bear an additional distribution and servicing fee; and Institutional Class Shares bear no front-end sales charge or CDSC, but have higher minimum investment thresholds.
     Class C Shares purchased on or after July 1, 2008 will not be subject to a CDSC. Quaker Funds, Inc., the investment adviser to each of the Funds, has the ability to waive the minimum investment for Institutional Class shares at its discretion.
Note 2 — Summary of Significant Accounting Policies and Other Information
     The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).
     A. Security Valuation. The Funds’ investments in securities are carried at market value. Securities listed on an exchange or quoted on a national market system are generally valued at the last quoted sales price at the time of valuation. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price.
     Debt and other fixed-income securities (other than short-term obligations) are valued at the last quoted bid price and/or by using a combination of daily quotes and matrix evaluations provided by and independent pricing service (which reflect such factors as security prices, yields, maturities, ratings, and dealer and exchange quotations), the use of which has been approved by the Board of Trustees.
     The Funds have adopted fair valuation procedures to value securities at fair market value in certain circumstances and have established a Valuation Committee responsible for determining when fair valuing a security is necessary and appropriate. The Funds will value securities at fair market value when market quotations are not readily available or when securities cannot be accurately valued within established pricing procedures. The Valuation Committee may also fair value foreign securities whose prices may have been affected by events occurring after the close of trading in their respective markets but prior to the time the Fund holding the foreign securities calculates its net asset value. The Funds’ fair valuation procedures are designed to help ensure that prices at which Fund shares are purchased and redeemed are fair and do not result in dilution of shareholder interest or other harm to shareholders.
2010 SEMI-ANNUAL REPORT | 75

Notes to the Financial Statements
Note 2 — Summary of Significant Accounting Policies and Other Information (Continued)
     Short-term investments are valued at amortized cost, which approximates fair market value.
     B. Federal Income Taxes. It is the Funds’ policy to comply with the requirements of Subchapter M of the Internal Revenue Code and to distribute substantially all of their taxable income to shareholders. Therefore, no federal income tax provision is required.
     In accordance with Financial Accounting Standards Board (“FASB”) Interpretation ASC 740, (“ASC 740”), each Fund recognizes a tax benefit from an uncertain position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authority’s widely understood administrative practices and precedents. If this threshold is met, a Fund measures the tax benefit as the largest amount of benefit that is greater than fifty percent likely of being realized upon ultimate settlement. Management has reviewed the tax positions for each of the four open tax years as of December 31, 2010 and has determined that the implementation of ASC 740 does not have a material impact on the Funds’ financial statements. Each Fund’s federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.
     Net investment income or loss and net realized gains or losses may differ for financial statement and income tax purposes primarily due to investments that have a different basis for financial statement and income tax purposes. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains were recorded by each Fund. Temporary differences that result in over-distribution for financial statement purposes are classified as distributions in excess of net investment income or accumulated net realized gains. Permanent differences in the recognition of earnings are reclassified to additional paid-in capital. Distributions in excess of tax-basis earnings are recorded as a return of capital.
     C. Security Transactions and Investment Income. Security transactions are recorded on the trade date. Realized gains and losses are determined using the specific identification cost method. Interest income on debt securities is recorded daily on the accrual basis. Discounts and premiums on debt securities are amortized over their respective lives. Dividend income is recorded on the ex-dividend date, or as soon as information is available to the Fund.
     The Funds may make short sales of investments, which are transactions in which a Fund sells a security it does not own in anticipation of a decline in the fair value of that security. To complete such a transaction, the Fund must borrow the security to make delivery to the buyer. The Fund is then obligated to replace the security borrowed by purchasing it at the market price at the time of replacement. The broker retains the proceeds of short sales to the extent necessary to meet margin requirements until the short position is closed out.
     If a security pays a dividend while the Fund holds it short; the Fund will need to pay the dividend to the original owner of the security. Since the Fund borrowed the shares and sold them to a third party, the third party will receive the dividend from the security and the Fund will pay the original owner the dividend directly. The Fund is not entitled to the dividend because it does not own the shares. A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in size, will be recognized upon the termination of a short sale.
     D. Option Writing. The Funds may write covered options for hedging purposes or to close out a position. When a Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has realized a gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. Each Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option.
     E. Foreign Currency Transactions. Securities and other assets and liabilities denominated in foreign currencies are converted each business day into U.S. dollars based on the prevailing rates of exchange. Purchases and sales of portfolio securities and income and expenses are converted into U.S. dollars on the respective dates of such transactions.
     Gains and losses resulting from changes in exchange rates applicable to foreign securities are not reported separately from gains and losses arising from movements in securities prices.
     Net realized foreign exchange gains and losses include gains and losses from sales and maturities of foreign currency exchange contracts, gains and losses realized between the trade
76 | 2010 SEMI-ANNUAL REPORT

Note 2 — Summary of Significant Accounting Policies and Other Information (Continued)
and settlement dates of foreign securities transactions, and the difference between the amount of dividends, interest and foreign withholding taxes on the Funds’ books and the U.S. dollar equivalent of the amounts actually received. Net unrealized foreign exchange gains and losses include gains and losses from changes in the fair value of assets and liabilities denominated in foreign currencies other than portfolio securities, resulting from changes in exchange rates.
     F. Portfolio Investment Risks. Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of U.S. issuers. These risks include future disruptive political and economic developments and the possible imposition of exchange controls or other unfavorable foreign government laws and restrictions. In addition, investments in certain countries may carry risks of expropriation of assets, confiscatory taxation, political or social instability, or diplomatic developments that adversely affect investments in those countries. Certain countries may also impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers in industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available and result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.
     G. Multiple Class Allocations. Each class of shares has equal rights as to earnings and assets except that each class bears different distribution and shareholder servicing expenses. Each class of shares has exclusive voting rights with respect to matters that affect just that class. Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.
     H. Expense Allocations. Expenses that are not series (Fund) specific are allocated to each series based upon its relative proportion of net assets to the Funds’ total net assets.
     I. Distributions to Shareholders. Each Fund generally declares dividends at least annually, usually payable in December, on a date selected by the Trust’s Board. In addition, distributions may be made annually in December out of net realized gains through October 31 of that calendar year. Distributions to shareholders are recorded on the ex-dividend date. Each Fund may make a supplemental distribution subsequent to the end of its period ending December 31.
     J. Use of Estimates. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates, and those differences could be significant.
     K. Security Loans. The Funds receive compensation in the form of fees, or retain a portion of interest on the investment of any cash received as collateral. The Funds also continue to receive interest or dividends on the securities loaned. The loans are secured by collateral at least equal, at all times, to 102% of the market value of loaned securities. Gain or loss in the fair value of the securities loaned that may occur during the term of the loan will be for the account of the Funds. The Funds have the right under the lending agreement to recover the securities from the borrower on demand.
     L. Derivative Instruments. Effective June 30, 2009, the Funds adopted amendments to authoritative guidance on disclosures about derivative instruments and hedging activities which require that the Funds disclose: a) how and why the Funds use derivative instruments, b) how derivative instruments and related hedged items affect a Fund’s financial position, financial performance and cash flows. The adoption of the additional disclosure requirements did not materially impact the Funds’ financial statements.
     The Funds traded financial instruments where they are considered to be a seller of credit derivatives in accordance with authoritative guidance under GAAP on derivatives and hedging.
     The fair value of derivative instruments and whose primary underlying risk exposure is equity price risk at December 31, 2010 was as follows:
Akros Absolute Strategies

	Fair Value
Derivative	Asset Derivatives(1)	Liability Derivatives(2)

Written Options	$—	6,560

Event Arbitrage

	Fair Value
Derivative	Asset Derivatives(1)	Liability Derivatives(2)

Written Options	—	49,275

Purchased Option	39,488	—

Global Tactical Allocation

	Fair Value
Derivative	Asset Derivatives(1)	Liability Derivatives(2)

Written Options	—	970

2010 SEMI-ANNUAL REPORT | 77

Notes to the Financial Statements
Note 2 — Summary of Significant Accounting Policies and Other Information (Continued)
Strategic Growth

	Fair Value
Derivative	Asset Derivatives(1)	Liability Derivatives(2)

Written Options	—	970

(1)	Statement of Assets and Liabilities location: Investments, at value.

(2)	Statement of Assets and Liabilities location: Call options written, at value.
     The effect of derivative instruments on the Statement of Operations and whose primary underlying risk exposure is equity price risk for the period ended December 31, 2010 was as follows:
Akros Absolute Strategies

Fair Value
Change in Unrealized
	Realized Gain (Loss)	Appreciation
	on Derivatives	(Depreciation) on
	Recognized in	Derivatives Recognized
Derivative	Income(1)	in Income(2)

Written Options	$74,003	2,437

Purchased Options	—	—

Event Arbitrage

	Fair Value
		Change in Unrealized
	Realized Gain (Loss)	Appreciation
	on Derivatives	(Depreciation) on
	Recognized in	Derivatives Recognized
Derivative	Income(1)	in Income(2)

Written Options	$11,723	(10,541)

Purchased Options	(45,505)	—

Global Tactical Allocation

Fair Value
Change in Unrealized
	Realized Gain (Loss)	Appreciation
	on Derivatives	(Depreciation) on
	Recognized in	Derivatives Recognized
Derivative	Income(1)	in Income(2)

Written Options	$(11,553)	(793)

Strategic Growth

Fair Value
Change in Unrealized
	Realized Gain (Loss)	Appreciation
	on Derivatives	(Depreciation) on
	Recognized in	Derivatives Recognized
Derivative	Income(1)	in Income(2)

Written Options	$(24,886)	(33,069)

(1)	Statement of Operations location: Net realized gain (loss) from written options and Net realized gain (loss) from investments.

(2)	Statement of Operations location: Net unrealized appreciation (depreciation) on written options and Net unrealized appreciation (depreciation) on investments.
     M. Fair Value of Financial Instruments. Various inputs may be used to determine the value of each Fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level I — Quoted prices in active markets for identical securities.
Level II — Other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level III — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
     Equity and option securities for which market quotations are readily available, are valued at the last reported sale price and are categorized as Level 1. Investments in open-end mutual funds are valued at their closing net asset value each business day and are categorized as Level 1. Short-term securities with remaining maturities of sixty days or less are valued at amortized cost, which approximates fair market value and are categorized as Level 1.
     The value of a foreign security is generally determined as of the close of trading on the foreign stock exchange on which the security is primarily traded, or as of the close of trading on the New York Stock Exchange (“NYSE”), if earlier. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE (generally 4:00 p.m. Eastern time) on the day that the value of the foreign security is determined. If no sale is reported at that time, the foreign security will be valued within the range of the most recent quoted bid and ask prices. If market quotations are not readily available for a foreign security or an event has occurred that caused a quotation to be unavailable or unreliable, the Valuation Committee will fair value foreign securities using the procedures described below.
     The Trust has adopted fair valuation procedures to value securities at fair market value when independent prices are unavailable or unreliable, and the Trust has established a Valuation Committee that is responsible for determining when fair valuing a security is necessary and appropriate. Securities and assets for which market quotations are not readily available may be valued based upon valuation methods that include: (i) multiple of earnings; (ii) yield to maturity with respect to debt issues; (iii) discounts from market prices of similar freely traded securities; or (iv) a combination of these methods. Securities may also be priced using fair value pricing methods when their closing prices do not reflect their market values at the time the Fund calculates its NAV because an event had occurred since the closing prices were established on the domestic or foreign exchange or market but before the Fund’s NAV calculation.
78 | 2010 SEMI-ANNUAL REPORT

Note 2 — Summary of Significant Accounting Policies and Other Information (Continued)
The following is a summary of the fair valuations according to the inputs used as of December 31, 2010 in valuing the Fund’s assets and liabilities:

		Quoted Prices
		in Active Markets	Significant Other	Significant	Fair
		for Identical Investments	Observable Inputs	Unobservable Inputs	Value at
Category	Akros Absolute Strategies	(Level 1)	(Level 2)	(Level 3)	12/31/2010

Basic Materials		$105,000	$0	$0	$105,000
Communications		177,294	0	0	177,294
Consumer, Cyclical		276,123	0	167	276,290
Consumer, Non-cyclical		164,294	0	0	164,294
Diversified		995,060	5,940	0	1,001,000
Energy		155,890	111,709	0	267,599
Financial		434,590	13,786	0	448,376
Government		0	426,198	0	426,198
Healthcare		855,930	231	105,000	961,161
Technology		766,377	0	54,459	820,836
Utilities		208,200	0	0	208,200
Exchange-Traded Note		56,385	0	0	56,385
Short-Term Investments		3,599,784	309,668	0	3,909,452

		7,794,927	867,532	159,626	8,822,085

Call Options — Written		(6,215)	(345)	0	(6,560)
Securities Sold Short		(2,202,137)	0	0	(2,202,137)

Total		$5,586,575	$867,187	$159,626	$6,613,388

		Quoted Prices
		in Active Markets	Significant Other	Significant	Fair
		for Identical Investments	Observable Inputs	Unobservable Inputs	Value at
Category	Event Arbitrage	(Level 1)	(Level 2)	(Level 3)	12/31/2010

Bermuda		$253,372	$0	$0	$253,372
Canada		671,179	0	0	671,179
China		347,000	0	0	347,000
Switzerland		1,058,015	0	0	1,058,015
Germany		6,279	0	0	6,279
Netherlands		261,717	0	0	261,717
Singapore		358,050	0	0	358,050
Spain		1,078,607	0	0	1,078,607
United Kingdom		696,750	0	0	696,650
United States		11,055,430	1,600,515	4,341	12,660,286
Short-Term Investment		3,770,421	0	0	3,770,421

		15,786,398	1,600,515	4,341	21,161,675

Call Options — Written		(49,275)	0	0	(49,275)
Securities Sold Short		(4,416,920)	0	0	(4,416,920)

Total		$15,737,123	$1,600,515	$4,341	$16,695,480

2010 SEMI-ANNUAL REPORT | 79

Notes to the Financial Statements
Note 2 — Summary of Significant Accounting Policies and Other Information (Continued)

		Quoted Prices
		in Active Markets	Significant Other	Significant	Fair
		for Identical Investments	Observable Inputs	Unobservable Inputs	Value at
Category	Global Tactical Allocation	(Level 1)	(Level 2)	(Level 3)	12/31/2010

Belgium		$460,145	$0	$0	$460,145
Bermuda		580,507	0	0	580,507
Canada		3,378,630	0	0	3,378,630
China		418,836	0	0	418,836
Germany		698,678	0	0	698,678
Ireland		462,110	0	0	462,110
Mexico		290,225	0	0	290,225
Singapore		229,510	0	0	229,510
Switzerland		1,833,668	0	0	1,833,668
United Kingdom		1,981,742	0	0	1,981,742
United States		11,919,243	0	0	11,919,243
Short-Term Investments		3,118,458	0	0	3,118,458

		25,371,751	0	0	25,371,751

Call Options — Written		(970)	0	0	(970)

Total		$25,370,781	$0	$0	$25,370,781

		Quoted Prices
		in Active Markets	Significant Other	Significant	Fair
		for Identical Investments	Observable Inputs	Unobservable Inputs	Value at
Category	Long-Short Tactical Allocation	(Level 1)	(Level 2)	(Level 3)	12/31/2010

United States		$632,123	$0	$0	$632,123
Short-Term Investment		1,771,963	0	0	1,771,963

		2,404,086	0	0	2,404,086

Securities Sold Short		(1,753,785)	0	0	(1,753,785)

Total		$650,301	$0	$0	$650,301

		Quoted Prices in Active Markets	Significant Other	Significant	Fair
		for Identical Investments	Observable Inputs	Unobservable Inputs	Value at
Category	Small-Cap Growth Tactical Allocation	(Level 1)	(Level 2)	(Level 3)	12/31/2010

China		$359,556	$0	$0	$359,556
Hong Kong		118,480	0	0	118,480
Israel		149,580	0	0	149,580
United States		6,011,114	0	0	6,011,114
Short-Term Investment		19,468,015	0	0	19,468,015

Total		$26,106,745	$0	$0	$26,106,745

80 | 2010 SEMI-ANNUAL REPORT

Note 2 — Summary of Significant Accounting Policies and Other Information (Continued)

		Quoted Prices
		in Active Markets	Significant Other	Significant	Fair
		for Identical Investments	Observable Inputs	Unobservable Inputs	Value at
Category	Strategic Growth	(Level 1)	(Level 2)	(Level 3)	12/31/2010

Basic Materials		$53,193,948	$0	$0	$53,193,948
Communications		24,258,873	0	0	24,258,873
Consumer, Cyclical		27,742,903	0	0	27,742,903
Consumer, Non-cyclical		23,860,356	0	0	23,860,356
Energy		62,673,628	0	0	62,673,628
Financial		34,529,557	0	0	34,529,557
Healthcare		30,286,101	0	0	30,286,101
Industrial		17,409,916	0	0	17,409,916
Technology		39,577,835	0	0	39,577,835
Short-Term Investments		36,368,011	0	0	36,368,011

		323,346,977	0	0	349,901,128

Call Options — Written		(83,194)	0	0	(83,194)

Total		$323,263,783	$0	$0	$365,280,540

		Quoted Prices
		in Active Markets	Significant Other	Significant	Fair
		for Identical Investments	Observable Inputs	Unobservable Inputs	Value at
Category	Capital Opportunities	(Level 1)	(Level 2)	(Level 3)	12/31/2010

Communications		$2,721,989	$0	$0	$2,721,989
Consumer, Cyclical		1,514,390	0	0	1,514,390
Consumer, Non-cyclical		1,843,989	0	0	1,843,989
Energy		3,210,145	0	0	3,210,145
Financial		1,422,524	0	0	1,422,524
Healthcare		2,762,899	0	0	2,762,899
Industrial		674,059	0	0	674,059
Technology		3,943,241	0	0	3,943,241
Exchange-Traded Funds		1,664,027	0	0	1,664,027
Short-Term Investment		604,328	0	0	604,328

Total		$19,757,264	$0	$0	$20,361,591

2010 SEMI-ANNUAL REPORT | 81

Notes to the Financial Statements
Note 2 — Summary of Significant Accounting Policies and Other Information (Continued)

		Quoted Prices
		in Active Markets	Significant Other	Significant	Fair
		for Identical Investments	Observable Inputs	Unobservable Inputs	Value at
Category	Mid-Cap Value	(Level 1)	(Level 2)	(Level 3)	12/31/2010

Basic Materials		$702,237	$0	$0	$702,237
Consumer, Cyclical		1,465,230	0	0	1,465,230
Consumer, Non-cyclical		527,664	0	0	527,664
Energy		1,498,578	0	0	1,498,578
Financial		2,153,774	0	0	2,153,774
Healthcare		845,917	0	0	845,917
Industrial		1,221,505	0	0	1,221,505
Technology		445,683	0	0	445,683
Utilities		1,154,656	0	0	1,154,656
Real Estate Investment Trusts		471,941	0	0	471,941
Short-Term Investment		211,046	0	0	211,046

Total		$10,698,228	$0	$0	$10,698,228

		Quoted Prices
		in Active Markets	Significant Other	Significant	Fair
		for Identical Investments	Observable Inputs	Unobservable Inputs	Value at
Category	Small-Cap Value	(Level 1)	(Level 2)	(Level 3)	12/31/2010

Basic Materials		$2,714,645	$0	$0	$2,714,645
Communications		4,833,253	0	0	4,833,253
Consumer, Cyclical		9,562,585	0	0	9,562,585
Consumer, Non-cyclical		4,223,671	0	0	4,223,671
Diversified		344,955	0	0	344,955
Energy		3,983,617	0	0	3,983,617
Financial		8,172,859	0	0	8,172,859
Healthcare		6,649,135	0	0	6,649,135
Industrial		7,026,386	0	0	7,026,386
Technology		3,017,148	0	0	3,017,148
Utilities		2,196,219	0	0	2,196,219
Real Estate Investment Trusts		2,085,009	0	0	2,085,009
Short-Term Investments		4,658,848	0	0	4,658,848

Total		$59,468,330	$0	$0	$59,468,330

There have been no significant transfers in and out of Level 1 and level 2 fair value measurements during the year ended December 31, 2010 for both the Akros Absolute Strategies Fund and the Event Arbitrage Fund.
The following is a reconciliation of assets for which significant unobservable inputs (Level 3) were used in determining fair value during the period September 1, 2010, through December 31, 2010.

		Beginning	Net	Net	Net unrealized	Transfers	Ending
		Value at	Purchases	Realized	appreciation	in and/or	Value at
Category	Akros Absolute Strategies	9/1/2010*	(Sales)	Gain (Loss)	(depreciation)	out of Level 3	12/31/2010

United Kingdom		4,382	50,000		(11,141)		43,241
United States		208,199	40,205		(98,918)	(33,101)	116,385
The following is a reconciliation of assets for which significant unobservable inputs (Level 3) were used in determining fair value during the period July 1, 2010, through December 31, 2010.

		Beginning	Net	Net	Net unrealized	Transfers	Ending
		Value at	Purchases	Realized	appreciation	in and/or	Value at
Category	Event Arbitage	7/1/2010	(Sales)	Gain (Loss)	(depreciation)	out of Level 3	12/31/2010

United States		25,783	24,974	(14,391)	49,000	(81,025)	4,341

*	Prior to the Reorganization, the Akros Absolute Return Fund’s year end was August 31.
82 | 2010 SEMI-ANNUAL REPORT

Note 3 — Investment Advisory Fee and Other Related Party Transactions
     Quaker Funds, Inc. (“QFI”) serves as investment adviser to each Fund. Pursuant to separate investment subadvisory agreements, QFI has selected the following investment advisory firms to serve as sub-advisers:

Fund	Sub-adviser

Akros Absolute Strategies	Akros Capital, LLC
Event Arbitrage	N/A
Global Tactical Allocation	DG Capital Management
Long-Short Tactical Allocation	Rock Canyon Advisory Group, Inc.
Small-Cap Growth Tactical Allocation	Century Management
Strategic Growth	DG Capital Management
Capital Opportunities	Knott Capital Management
Mid-Cap Value	Kennedy Capital Management, Inc.
Small-Cap Value	Aronson + Johnson + Ortiz, LP
     The sub-advisers provide each Fund with a continuous program of supervision of the Fund’s assets, including the composition of its portfolio, and furnish advice and recommendations with respect to investments, investment policies and the purchase and sale of securities.
     Each Fund paid QFI aggregate fees shown in the table below for the period ended December 31, 2010. Amounts are expressed as an annualized percentage of average net assets.

			Advisory &
	Aggregate	Subadvisory	subadvisory
	advisory fee	fee paid by QFI	fees waived &
Fund	paid to QFI	to the sub-adviser	reimbursed

Akros Absolute Strategies	1.25%	0.50%	1.61%
Event Arbitrage	1.30%	N/A	0.28%
Global Tactical Allocation	1.25%	0.75%	N/A
Long-Short Tactical Allocation	1.70%	1.20%	N/A
Small-Cap Growth Tactical Allocation	1.00%	0.50%	N/A
Strategic Growth	1.30%	0.75%	N/A
Capital Opportunities	0.925%	0.625%	N/A
Mid-Cap Value	1.05%	0.75%	N/A
Small-Cap Value	1.00%	0.70%	N/A
     For the six-month period ended December 31, 2010, QFI and the sub-advisers earned and reimbursed fees as follows:

			Advisory &
	Aggregate	Subadvisory	subadvisory
	advisory fee	fee paid by QFI	fees waived &
Fund	paid to QFI	to the sub-adviser	reimbursed

Akros Absolute Strategies	42,723	29,342	57,985
Event Arbitrage	98,408	N/A	21,434
Global Tactical Allocation	143,941	86,365	N/A
Long-Short Tactical Allocation	41,964	29,622	N/A
Small-Cap Growth Tactical Allocation	144,333	72,167	N/A
Strategic Growth	2,447,114	1,411,796	N/A
Capital Opportunities	90,919	61,432	N/A
Mid-Cap Value	53,021	37,872	N/A
Small-Cap Value	331,070	231,749	N/A
     QFI voluntarily agreed to waive its management fee to the extent that the total operating expenses of Small-Cap Value (exclusive of interest, taxes, brokerage commissions and other costs incurred in connection with the purchase or sale of portfolio securities, and extraordinary items) exceed the annual rate of 2.60% for Class A, 3.35% for Class C, and 2.35% for Institutional Class of the average net assets of each class, respectively. QFI currently has no intention to terminate this arrangement; however, it may do so at any time in its sole discretion.
     US Bancorp Fund Services, LLC (“USB”), serves as the Trust’s transfer, dividend paying, and shareholder servicing agent (“Transfer Agent”). The Transfer Agent maintains the records of each shareholder’s account, answers shareholder inquiries concerning accounts, processes purchases and redemptions of Fund shares, acts as dividend and distribution disbursing agent and performs other shareholder functions. As compensation for its services, the Transfer Agent receives a fee at the annual rate ranging between $8 and $11 dollars per shareholder account.
     Brown Brothers Harriman & Co. serves as fund accountant and administrator (the “Administrator”) for the Trust pursuant to a written agreement with the Trust. The Administrator provides fund accounting services and administrative services to each Fund. As compensation for its services, the Administrator receives a fee at the annual rate of 0.025% for accounting and 0.030% for administration of the aggregate of the Trust’s first $2 billion of average daily net assets and 0.020% for accounting and 0.025% for administration for over $2 billion of average daily net assets.
     The Trust will incur an annual account minimum if, on an annual basis, the asset charges do not exceed the account minimum charges.
     Quasar Distributors, LLC (the “Distributor”) serves as principal underwriter for the Trust. The Trust has adopted distribution and shareholder servicing plans pursuant to Rule 12b-1 of the 1940 Act for Class A and Class C Shares described below. There is no Rule 12b-1 distribution plan for Institutional Class Shares of the Funds. The Class A Plan provides that each Fund may pay a servicing or Rule 12b-1 fee at an annual rate of 0.25% of the Class A average net assets on a monthly basis to persons or institutions for performing
2010 SEMI-ANNUAL REPORT | 83

Notes to the Financial Statements
Note 3 — Investment Advisory Fee and Other Related Party Transactions (Continued)
certain servicing functions for the Class A shareholders. The Class A Plan also allows the Fund to pay or reimburse expenditures in connection with sales and promotional services related to distribution of the Fund’s shares, including personal services provided to prospective and existing shareholders. The Class C Plan provides that each Fund may compensate QFI and others for services provided and expenses incurred in the distribution of shares at an annual rate of 1.00% of the average net assets of each class on a monthly basis.
     For the six-month period ended December 31, 2010, the Distributor received $49,284 in underwriter concessions from the sale of Fund shares.
     Except for the Trust’s Chief Compliance Officer (“CCO”), employees and Officers of QFI do not receive any compensation from the Trust. The CCO of the Trust also serves as general counsel to QFI. For the six-month period ended December 31, 2010, the Trust compensated the CCO $92,292.
Note 4 — Purchases and Sales of Investments
     For the six-month period ended December 31, 2010, aggregate purchases and sales of investment securities (excluding short-term investments) for each Fund were as follows:

Fund	Purchases	Sales

Akros Absolute Strategies	$4,132,576	$4,239,577
Event Arbitrage	24,080,428	4,721,540
Global Tactical Allocation	63,697,622	60,249,028
Long-Short Tactical Allocation	26,781,116	28,740,549
Small-Cap Growth Tactical Allocation	78,163,143	81,085,966
Strategic Growth	369,738,079	300,311,248
Capital Opportunities	5,536,678	6,594,344
Mid-Cap Value	2,237,179	1,529,281
Small-Cap Value	40,700,921	78,795,262
Note 5 — Options Written
A summary of option contracts written by the Trust during the period ended December 31, 2010 is as follows:

	Akros Absolute Strategies
	Number of	Option
	Contracts	Premiums

Options outstanding at beginning of period	168	$6,117
Options written	1,814	77,499
Options closed	—	—
Options exercised	(845)	(38,992)
Options expired	(958)	(35,021)

Options outstanding at end of period	179	$9,603

	Event Arbitrage
	Number of	Option
	Contracts	Premiums

Options outstanding at beginning of period	70	$9,830
Options written	822	141,297
Options closed	(105)	(26,092)
Options exercised	(250)	(59,460)
Options expired	(20)	(1,680)

Options outstanding at end of period	517	$63,895

	Global Tactical Allocation
	Number of	Option
	Contracts	Premiums

Options outstanding at beginning of period	16	$2,077
Options written	303	36,787
Options closed	(258)	(32,332)
Options exercised	(56)	(4,822)
Options expired	—	—

Options outstanding at end of period	5	$1,710

84 | 2010 SEMI-ANNUAL REPORT

Note 5 — Options Written (Continued)

	Strategic Growth
	Number of	Option
	Contracts	Premiums

Options outstanding at beginning of period	260	$33,459
Options written	6,551	826,087
Options closed	(5,343)	(690,737)
Options exercised	(1,120)	(94,185)
Options expired	—	—

Options outstanding at end of period	348	$74,625

Note 6 — Tax Matters
     As of June 30, 2010, the components of distributable earnings on a tax basis were as follows:

	Unrealized					Total
	Appreciation	Undistributed	Undistributed	Capital Loss	Post-October	Distributable
Fund	(Depreciation)	Ordinary Income	Capital Gain (Loss)	Carryforward	Capital Loss	Earnings

Event Arbitrage	$(525,278)	$108,867	$64,146	$—	$—	$(352,265)
Global Tactical Allocation	(966,724)	—	—	(16,265,708)	(810,775)	(18,043,207)
Long-Short Tactical Allocation	167,598	—	—	(2,830,589)	(646,939)	(3,309,930)
Small-Cap Growth Tactical Allocation	(644,010)	644,319	—	—	—	309
Strategic Growth	(10,066,249)	—	—	(493,770,801)	(6,607,247)	(510,444,297)
Capital Opportunities	(1,536,111)	—	—	(958,804)	(48,278)	(2,543,193)
Mid-Cap Value	877,057	—	—	(11,611,503)	—	(10,734,446)
Small-Cap Value	(652,408)	—	—	(24,911,609)	—	(25,564,017)
     The undistributed ordinary income, capital gains and carryforward losses shown above differ from the corresponding accumulated net investment income and accumulated net realized gain (loss) figures reported in the statements of assets and liabilities due to differing book/tax treatment of short-term capital gains, and certain temporary book/tax differences such as the deferral of realized losses on wash sales, straddles from options and net losses realized after October 31.
     Under current tax law, foreign currency and net capital losses realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. The Funds elected to defer net capital and currency losses as indicated in the chart below.
     At June 30, 2010, the capital loss carryovers for the Funds were as follows:

	Capital Loss	Capital Loss	Capital Loss
	Carryovers Expiring	Carryovers Expiring	Carryovers Expiring	Post-October Capital Loss
Fund	2018	2017	2016	Deferred	Utilized

Event Arbitrage	$—	$—	$—	$—	$—
Global Tactical Allocation	(2,718,683)	(13,362,259)	(184,766)	810,775	6,138,438
Long-Short Tactical Allocation	(1,629,322)	(1,000,160)	(201,107)	646,939	260,021
Small-Cap Growth Tactical Allocation	—	—	—	—	—
Strategic Growth	(164,714,297)	(329,056,504)	—	6,607,247	223,826,631
Capital Opportunities	(802,212)	(156,592)	—	48,278	1,456,897
Mid-Cap Value	(1,170,572)	(8,882,628)	(1,558,303)	—	2,718,399
Small-Cap Value	(13,066,385)	(11,845,224)	—	—	22,487,484
2010 SEMI-ANNUAL REPORT | 85

Notes to the Financial Statements
Note 7 — Distributions to Shareholders
     Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. The information set forth below is for each Fund’s fiscal year as required by federal securities laws.
The tax character of dividends and distributions paid during the fiscal years of 2010 and 2009 were as follows:

	Ordinary Income		Long-Term Capital Gain		Return of Capital
Fund	2010	2009	2010	2009	2010	2009

Event Arbitrage	$—	$—	$—	$—	$—	$—
Global Tactical Allocation	—	—	—	—	—	—
Long-Short Tactical Allocation	—	—	—	—	—	—
Small-Cap Growth Tactical Allocation	1,429,906	—	—	—	—	—
Strategic Growth	—	50,714,910	—	43,046,714	—	—
Capital Opportunities	—	—	—	6,727	—	—
Mid-Cap Value	—	—	—	—	—	—
Small-Cap Value	58,560	65,913	—	—	—	—
     For the six-month period ended December 31, 2010 (Unaudited)*:

	Ordinary	Long Term
Fund	Income	Capital Gain

Akros Absolute Strategies	$341,500	$—
Event Arbitrage	116,823	64,150
Global Tactical Allocation	—	—
Long-Short Tactical Allocation	—	—
Small-Cap Growth Tactical Allocation	644,319	—
Strategic Growth	—	—
Capital Opportunities	—	—
Mid-Cap Value	—	—
Small-Cap Value	—	—

*	Tax information for the period ended December 31, 2010, is an estimate and the tax character of dividends and distributions may be redesignated at the fiscal year end.
86 | 2010 SEMI-ANNUAL REPORT

Note 8 — Fund Share Transactions
     At December 31, 2010, there were an unlimited number of shares of beneficial interest with a $0.01 par value authorized. The following table summarizes the activity in shares of each Fund:
Akros Absolute Strategies

	For the Four-Month Period Ended December 31, 2010				For the Fiscal Year Ended August 31, 2010*
	Sold	Redeemed	Reinvested	Ending Shares	Sold	Redeemed	Reinvested	Ending Shares

Class A
Shares	451,993	(515,567)	29,261	1,055,547	736,615	(79,881)	20,036	1,089,860
Value	$4,162,789	$(4,757,497)	$261,597		$6,812,301	$(733,027)	181,130

Class C
Shares	2,530	(12)	81	2,599	—	—	—	—
Value	$23,183	$(115)	$724		—	—	—	—

Institutional Class
Shares	183,967	(5,358)	5,837	184,447	—	—	—	—
Value	$1,699,496	$(48,401)	52,183		—	—	—	—
Event Arbitrage

	For the Six-Month Period Ended December 31, 2010				For the Fiscal Year Ended June 30, 2010
	Sold	Redeemed	Reinvested	Ending Shares	Sold	Redeemed	Reinvested	Ending Shares

Class A
Shares	1,337,417	(287,121)	9,090	1,401,006	187,698	(93,346)	—	341,620
Value	$16,975,381	$(3,645,072)	$114,175		$2,301,428	$(1,164,965)	$—

Class C
Shares	133,125	(7,036)	725	145,226	18,412	—	—	18,412
Value	$1,691,999	$(88,630)	$9,104		$229,862	$—	$—

Institutional Class
Shares	346,571	(29,376)	3,003	379,433	$59,235	—	—	59,235
Value	$4,404,058	$(373,633)	$37,719			$732,476	$—	$—
Global Tactical Allocation

	For the Six-Month Period Ended December 31, 2010				For the Fiscal Year Ended June 30, 2010
	Sold	Redeemed	Reinvested	Ending Shares	Sold	Redeemed	Reinvested	Ending Shares

Class A
Shares	22,416	(438,326)	—	1,762,434	$765,851	(1,637,802)		2,178,344
Value	$151,423	$(2,820,287)	—			$4,829,247	$(10,210,300)

Class C
Shares	30,108	(377,729)	—	1,287,108	$448,563	(953,347)	—	1,634,729
Value	$193,645	$(2,394,923)	—			$2,772,300	$(5,829,421)	$—

Institutional Class
Shares	2,720	(7,669)	—	125,633	$96,546	(3,124)	—	130,582
Value	$21,105	$(54,344)				$750,464	$(24,662)	$—

*	Prior to the Reorganization, the Akros Absolute Return Fund’s year end was August 31.
2010 SEMI-ANNUAL REPORT | 87

Notes to the Financial Statements
Note 8 — Fund Share Transactions (Continued)
Long-Short Tactical Allocation

	For the Six-Month Period Ended December 31, 2010				For the Fiscal Year Ended June 30, 2010
	Sold	Redeemed	Reinvested	Ending Shares	Sold	Redeemed	Reinvested	Ending Shares

Class A
Shares	4,573	(577,558)	—	200,709	1,025,215	(739,206)	—	773,694
Value	$36,444	$(4,632,486)	—		$9,592,261	$(6,535,087)	—

Class C
Shares	16,980	(59,002)	—	150,535	228,530	(48,850)	—	192,557
Value	$134,148	$(454,501)			$2,106,749	$(409,611)	—

Institutional Class
Shares	188,857	(95,214)	—	142,825	75,557	(52,037)	—	49,182
Value	$1,491,069	$(754,684)	—		$689,046	$(433,187)	—
Small-Cap Growth Tactical Allocation

	For the Six-Month Period Ended December 31, 2010				For the Fiscal Year Ended June 30, 2010
	Sold	Redeemed	Reinvested	Ending Shares	Sold	Redeemed	Reinvested	Ending Shares

Class A
Shares	420,146	(438,630)	30,685	1,371,807	1,098,362	(172,525)	64,308	1,359,606
Value	$4,050,458	$(4,120,867)	$294,886		$11,294,247	$(1,754,833)	$605,779

Class C
Shares	161,711	(211,076)	18,932	922,000	607,228	(227,900)	67,035	952,433
Value	$1,507,311	$(2,025,208)	$178,714		$6,103,825	$(2,379,429)	$626,103

Institutional Class
Shares	258,365	(215,437)	5,247	505,495	404,331	(28,274)	10,137	457,320
Value	$2,492,856	$(2,077,899)	$50,846		$4,140,048	$(284,287)	$96,102
Strategic Growth

	For the Six-Month Period Ended December 31, 2010					For the Fiscal Year Ended June 30, 2010
	Sold		Redeemed	Reinvested	Ending Shares	Sold		Redeemed	Reinvested	Ending Shares

Class A
Shares		1,060,391	(9,048,596)	—	15,008,563		4,084,342	(16,474,525)		22,996,768
Shares converted from Class B							11,555	—	—
Value		$15,732,592	$(135,862,390)	$—			$57,846,045	$(231,664,514)
Value converted from Class B	$						$4,753,973	—	—

Class B
Shares		—	—	—				(821)		—
Shares converted to Class A		—	—	—			—	(11,555)	—
Value		$—	—	—		$		$(9,734)	$—
Value converted to Class A		$—	$—	$—			—	$(146,579)	—

Class C
Shares		58,759	(1,508,504)	—	3,740,501		440,794	(3,399,208)	—	5,190,246
Value		$782,300	$(19,978,484)	—			$5,696,871	$(43,752,269)	$—

Institutional Class
Shares		1,005,654	(484,910)	—	2,005,051		829,298	(2,992,058)	—	1,484,307
Value		$15,675,240	$(7,366,173)	—				$11,933,078	$(44,353,587)	$—
88 | 2010 SEMI-ANNUAL REPORT

Note 8 — Fund Share Transactions (Continued)
Capital Opportunities

	For the Six-Month Period Ended December 31, 2010				For the Fiscal Year Ended June 30, 2010
	Sold	Redeemed	Reinvested	Ending Shares	Sold	Redeemed		Reinvested		Ending Shares

Class A
Shares	21,632	(343,953)	—	714,538	418,459		(477,896)		—	1,036,859
Shares converted from Class B	—	—	—		13,817				—
Value	$177,820	$(2,784,543)	—		$3,449,952		$(3,913,926)	$
Value converted from Class B	—	—	—		$101,528				—

Class B
Shares	—	—	—		—
Shares converted to Class A	—	—	—		—		(13,817)		—
Value	—	—	—		$—	$		$
Value converted to Class A	—	—	—		$—		$(101,528)		—

Class C
Shares	9,157	(162,365)	—	334,302	83,315		(178,129)			487,510
Value	$68,075	$(1,266,249)			$628,031		$(1,398,585)	$

Institutional Class
Shares	391,572	(87,127)	—	1,275,225	1,072,182		102,662)			970,780
Value	$3,219,942	$(730,658)	—		$9,162,241		$(820,376)
Mid-Cap Value

	For the Six-Month Period Ended December 31, 2010				For the Fiscal Year Ended June 30, 2010
	Sold	Redeemed	Reinvested	Ending Shares	Sold		Redeemed	Reinvested	Ending Shares

Class A
Shares	10,518	(80,009)	—	497,083		42,613	(227,688)		566,574
Shares converted from Class B	—	—	—			9,345	—	—
Value	$143,570	$(1,070,809)	$—			$514,081	$(2,678,877)	—
Value converted from Class B	$—	$—	$—			$96,694	—	—

Class B
Shares	—	—	—				(3,028)
Shares converted to Class A	—	—	—			—	(9,345)	—
Value	$—	$—	$—				$(28,304)
Value converted to Class A	$—	$—	$—		$		$(96,694)	—

Class C
Shares	8,783	(34,839)	—	196,259		6,371	(89,448)		$222,315
Value	$110,418	$(437,272)	$—				$67,369	$(961,685)

Institutional Class
Shares	8,278	(3,919)	—	24,083		1,935	(5,559)		$19,724
Value	$115,930	$(52,304)	$—				$22,588	$(55,548)
2010 SEMI-ANNUAL REPORT | 89

Notes to the Financial Statements
Note 8 — Fund Share Transactions (Continued)
Small-Cap Value

	For the Six-Month Period Ended December 31, 2010				For the Fiscal Year Ended June 30, 2010
	Sold	Redeemed	Reinvested	Ending Shares	Sold		Redeemed	Reinvested	Ending Shares

Class A
Shares	146,115	(406,970)	—	1,419,342		592,560	(960,459)		1,680,197
Shares converted from Class B	—	—	—			7,342	—	—
Value	$1,837,158	$(5,128,895)	$—			$6,939,203	$(11,342,316)	$—
Value converted from Class B	$—	$—	$—			$75,107	—	—

Class B
Shares	—	—	—				(910)	—	—
Shares converted to Class A	—	—	—			—	(7,342)	—
Value	$—	$—	$—		$		$(8,992)	$—
Value converted to Class A	$—	$—	$—			$—	$(75,107)	$—

Class C
Shares	3,818	(20,126)	—	192,729		13,289	(116,012)	—	209,037
Value	$43,028	$222,479	$—			$131,919	$(1,163,229)	$—

Institutional Class
Shares	84,311	(3,134,914)	—	2,049,766		771,063	(1,598,858)	4,839	5,100,369
Value	$1,083,181	$39,822,381	—			$9,256,794	$(19,544,045)	$58,021
Note 9 — 5% Shareholders
     Please refer to the Trust’s Statement of Additional Information (“SAI”) for information regarding principal holders of securities. A current SAI, dated October 28, 2010, has been filed with the SEC and is incorporated by reference into this Semi-Annual Report.
Note 10 — Indemnifications
     Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts with their vendors and others that provide for general indemnifications. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds. However, based on experience, the Funds expect this risk of loss to be remote.
Note 11 — Securities Lending
     At December 31, 2010, these securities or a portion of these securities are out on loan. The aggregate market value of these loaned securities and the value of the cash collateral the Funds received is as follows:

	Loaned Securities	Value of	% of
Fund	Market Value	Cash Collateral	Net Assets

Global Tactical Allocation	$2,780,670	$2,824,329	12.20%
Strategic Growth	25,980,549	26,554,151	7.93%
Mid-Cap Value	207,692	211,045	2.00%
Small-Cap Value	3,757,790	3,858,961	6.95%
Note 12 — Review for Subsequent Events
     In preparing these financial statements, the Trust has evaluated events and transactions for potential recognition or disclosure through February 28, 2011, the date the financial statements were issued.
90 | 2010 SEMI-ANNUAL REPORT

General Information (Unaudited)
Form N-Q Filing and Proxy Voting Policies and Procedures
     Each Fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Trust’s Form N-Q, as well as a description of the policies and procedures that each Fund uses to determine how to vote proxies (if any) relating to portfolio securities is available without charge: (i) upon request, by calling (800) 220-8888; and (ii) on the SEC’s web-site at http://www.sec.gov. The Trust’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
     Information (if any) regarding how the Funds voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available: (i) without charge, upon request, by calling (800) 220-8888; and (ii) on the SEC’s web-site at http://www.sec.gov.
2010 SEMI-ANNUAL REPORT | 91

[This page intentionally left blank]

The Quaker Funds are distributed by
Quasar Distributors, LLC.
Contact us:
Quaker Funds, Inc.
c/o U.S. Bancorp Fund Services, LLC.
PO Box 701
Milwaukee, WI 53201-0701
800.220.8888
www.quakerfunds.com
©2010 Quaker® Investment Trust

QKSAR 122010

Item 2.	Code of Ethics.
     Not applicable to this filing. This item is only required in an annual report on Form N-CSR.

Item 3.	Audit Committee Financial Expert.
     Not applicable to this filing. This item is only required in an annual report on Form N-CSR.

Item 4.	Principal Accountant Fees and Services.
     Not applicable to this filing. This item is only required in an annual report on Form N-CSR.

Item 5.	Audit Committee of Listed Registrants.
     Not applicable.

Item 6.	Investments.
(a)	A Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1, Report to Shareholders, of this Form N-CSR.

(b)	Not Applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
     Not Applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.
     Not Applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
     Not Applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.
     There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees, where those changes were implemented after the Registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (as required by Item 22(b)(15) of Schedule 14A), or this Item.

Item 11.	Controls and Procedures.
(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)(17 CFR 270.30a-3(c))) were effective, as of a date within 90 days of the filing date of this report, based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.	Exhibits.
(a) (1)	Not applicable to this filing. This item is only required in an annual report on Form N-CSR.

(a) (2)	Certifications required by Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are filed as Exhibit 12(a)(2) to this Form N-CSR.

(b)	Certifications required by Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are furnished as Exhibit 12(b) to this Form N-CSR.

SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Quaker Investment Trust

By (signature and title)*	/s/ Jeffry H. King, Sr.

Jeffry H. King, Sr.
Chief Executive Officer

Date	March 4, 2011
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (signature and title)*	/s/ Jeffry H. King, Sr.

Jeffry H. King, Sr.
Chief Executive Officer

Date	March 4, 2011

By (signature and title)*	/s/ Laurie Keyes

Laurie Keyes
Treasurer

Date	March 4, 2011